As filed with the Securities and Exchange Commission on April 30, 1999.





                                         Registration Nos. 33-27896/811-5796

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
-------------------------------------------------------------------------------
                                                              X

         Pre-Effective Amendment No. _____
-------------------------------------------------------------------------------

         Post-Effective Amendment No.   25
-------------------------------------------------------------------------------
                                                      X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
-------------------------------------------------------------------------------
                                        X
         Amendment No.   28_
-----------------------------------------------------------------------X


                           FFTW FUNDS, INC.

          (Exact name of  registrant  as  specified in charter) 200 PARK AVENUE,
               NEW YORK, NEW YORK 10166
                        (Address of principal executive offices)
             Registrant's telephone number:  212-681-3000


                      ONDER JOHN OLCAY, President
                            200 Park Avenue
                       New York, New York 10166

                (Name and address of agent for service)

                                     With a copy to:
                       Eric P. Nachimovsky, Esq.
                   Investors Capital Services, Inc.
                     600 Fifth Avenue, 26th Floor
                          New York, NY  10020


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: /x/ immediately upon filing pursuant to paragraph (b) / / On _____________, pursuant to paragraph (b) / / 60 days after filing, pursuant to paragraph (a)(1) / / On May 1, 1999, pursuant to paragraph (a) (1) / / 75 days after filing, pursuant to paragraph
(a) (2) / / On _______________, pursuant to paragraph (a) (2)
       of Rule 485.

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                              The total number of pages is ______. The Exhibit Index is on page ______.

                                               CROSS REFERENCE SHEET
                                               Pursuant to Rule 481(a)



Form N-1A                                                         Location in Prospectus and
Item No.                                                          Statement of Additional
                                                                  Information


----------------------------------------------------------------------------------------------------------------------
1.  Front and Back Cover Pages                             Cover Page and Back Cover Page of Prospectus
----------------------------------------------------------------------------------------------------------------------

2.  Risk/Return Summary: Investments,                          Risk/Return Summary: Investments,
     Risks, and Performance                                    Risks, and Performance (in Prospectus)

3.  Risk/Return Summary: Fee Table                             Risk/Return Summary: Fee Table (in Prospectus)

4.  Investment Objectives, Principal                           Investment Objectives, Principal
      Investment Strategies, and Related Risks                 Investment Strategies, and Related Risks
                                                               (in Prospectus)

5.  Management's Discussion of Fund Performance                Management's Discussion of
                                                               Fund Performance (in Annual Report)

6.  Management, Organization, and Capital Structure            Management, Organization, and
                                                               Capital Structure (in Prospectus)

7.  Shareholder Information                                    Shareholder Information (in Prospectus)

8.  Distribution Arrangements                                  Distribution Arrangements (in Prospectus)

9.  Financial Highlights Information                           Financial Highlights Information
                                                               (in Prospectus)

10.  Cover Page and Table of Contents                          Cover Page and Table of Contents
                                                               (in Statement of Additional Information)

11.  Fund History                                              Fund History (in Statement
                                                               of Additional Information)

12.  Description of the Fund and Its Investments and Risks     Description of the Fund and
                                                               Its Investments and Risks (in Statement
                                                               of Additional Information)

13. Management of the Fund                                     Management of the Fund (in
                                                               Statement of Additional Information)

14. Control Persons and Principal Holder of Securities         Control Persons and Principal Holders
                                                               of Securities (in Statement of Additional Information)

15. Investment Advisory and Other Services                     Investment Advisory and
                                                               Other Services (in Statement of Additional Information)

16. Brokerage Allocation and Other Practices                   Brokerage Allocation and
                                                               Other Practices (in Statement of Additional Information)

17.  Capital Stock and Other Securities                        Capital Stock and Other Securities
                                                               (in Statement of Additional Information)

18.  Purchase, Redemption and Pricing of Shares                Purchase, Redemption and Pricing
                                                               of Shares (in Prospectus)

19.  Taxation of the Fund                                      Taxation of the Fund (in Statement
                                                               of Additional Information)

20. Underwriters                                               Distribution of Fund Shares (in Prospectus)

21. Calculation of Performance Data                            Performance Information (in Prospectus);
                                                               Calulation of Performance Data (in Statement of
                                                               Additional Information)

22.  Financial Statements                                      Financial Highlights (in Prospectus);
                                                               Financial Statements (in Statement of Additional Information)








                      FFTW FUNDS, INC.











          ====================================================================
                                      Prospectus
                                    U.S. Portfolios
          ====================================================================

                                                    April 30, 1999



        o        Money Market                    o        Mortgage-Backed                o        U.S. Treasury
        o        Mortgage LIBOR                  o        Asset-Backed                   o        U.S.
                                                                                                  Corporate
        o        U.S. Short-Term                 o        High Yield                     o        Broad Market
        o        Limited Duration                o        Enhanced Equity Market




Pursuant to an exemption from the Commodity Futures Trading Commission (the "Commission") in connection with the Enhanced Equity Market Portfolio whose participants are limited to Qualified Eligible Participants, this Prospectus is not required to be, and has not been filed with the Commission. The Commission does not pass upon the merits of participation in a Fund or Portfolio or upon the adequacy or accuracy of a Prospectus. Consequently, the Commission has not reviewed or approved this Prospectus for the Enhanced Equity Market Portfolio.


The Securities and Exchange Commission has not approved any Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                     CONTENTS


                                                                                                       Page
  Risk/Return Summary                                                                                  3
          Money Market Portfolio                                                                       3
          Mortgage LIBOR Portfolio                                                                     4
          U.S. Short Term Portfolio                                                                    5
          Limited Duration Portfolio                                                                   6
          Mortgage-Backed Portfolio                                                                    7
          Asset-Backed Portfolio                                                                       8
          High Yield Portfolio                                                                         9
          Enhanced Equity Portfolio                                                                   10
          U.S. Treasury Portfolio                                                                     11
          U.S. Corporate Portfolio                                                                    12
          Broad Market Portfolio                                                                      13
          Principal Investment Risks                                                                  14
          Potential Year 2000 Risk                                                                    15
          Risk Return Bar Charts and Tables                                                           15
                    Money Market Portfolio                                                            15
                    U.S. Short Term Portfolio                                                         16
                    Limited Duration Portfolio                                                        17
                    Mortgage Total Return Portfolio                                                   18
          Average Annual Total Returns                                                                18
          Fee Table                                                                                   19
          Fee Table (Continued)                                                                       20
          Expenses Table Example                                                                      21
  Fund Management                                                                                     23
          Board of Directors                                                                          23
          Investment Adviser                                                                          23
   Portfolio's Payment of Fund Expenses                                                               23
   Portfolio Managers                                                                                 23
  Shareholder Information                                                                             24
          Purchases                                                                                   24
          Purchasing Shares Table                                                                     25
          Redemptions                                                                                 26
          Redeeming Shares Table                                                                      27
          Pricing of Portfolio Shares                                                                 27
          Dividends                                                                                   28
          Voting Rights                                                                               28
          Tax Considerations                                                                          28
          Distribution of Fund Shares                                                                 29
  Investment Information                                                                              30
          Allowable Investment Strategies and Associated Risks                                        30
          Allowable Investments and Associated Risks                                                  34
  Supplemental Investment Policies                                                                    39
  Portfolio Turnover                                                                                  40
  Financial Highlights Tables                                                                         40
          Money Market Portfolio                                                                      40
          U.S. Short Term Portfolio                                                                   41
          Limited Duration Portfolio                                                                  41
          Mortgage-Backed Portfolio                                                                   42






            RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the allowable investment strategies, allowable investments and their associated risks will follow.


=================================================================================================================================

                             MONEY MARKET PORTFOLIO

================================= ===============================================================================================
Investment Objective:             To provide the maximum current income that is consistent with the preservation of capital.

================================= ===============================================================================================
Principal                         Investment  Strategies:  The Portfolio invests
                                  primarily  in high  quality  (rating  of AA by
                                  S&P, Aa by Moody's or a comparable  rating, or
                                  higher    from   a    nationally    recognized
                                  statistical rating  organization) money market
                                  securities that meet the  requirements of Rule
                                  2a-7  of  the  1940   Act.   The   performance
                                  objective of the  Portfolio  is to  outperform
                                  IBC's  Money  Fund  Report  Averages  (TM) All
                                  Taxable.

================================= .......................................... ====================================================
        Minimum Credit Quality:   First Tier  Securities:  any  instruments  Second Tier  Securities:  any instruments  rated by
                                  receiving the highest  short-term  rating  two  nationally   recognized   statistical   rating
                                  by at  least  two  nationally  recognized  organizations   in  the  highest  category  and  by
                                  statistical organizations.                 another in the second highest category.

================================= ===============================================================================================
        Investment Policies:      The Portfolio invests only in U.S. dollar-denominated money market securities,  eligible under
                                  Rule 2a-7 of the 1940 Act.

================================= ===============================================================================================
        Principal Investments:    o        Bank Obligations
        (See pages 33-39 of       o        Corporate Debt Instruments
        this Prospectus for a     o        U.S. Government and Agency Securities
        more detailed
        description of
        allowable investments)

================================= ===============================================================================================
        Average Weighted          o        Portfolio will have an average weighted maturity of not longer than 90 days.
        Maturity:                 o        Individual securities may not have effective maturities longer than 397 days.
                                  o        Obligations   subject  to  repurchase
                                           agreements  and certain  variable and
                                           floating  rate  obligations  may bear
                                           longer final maturities.

================================= ===============================================================================================
        Valuation:                Money Market Portfolio  investments are valued based on the amortized cost valuation technique described under Rule 2a-7 of the 1940 Act.

================================= =================================================== ===========================================
Principal Risks:                  o        Banking industry risk
(See page 15 of this Prospectus            Liquidity Risk
for a more detailed description   o        Market Risk
of each risk)                     o        Interest rate risk

================================= ===============================================================================================
       Note:                      An investment in the Money Market Portfolio is
                                  not  insured  or  guaranteed  by  the  Federal
                                  Deposit  Insurance  Corporation,  or any other
                                  government  agency.  Although the Money Market
                                  Portfolio  seeks to preserve the value of your
                                  investment  at 1.00 per share,  it is possible
                                  to lose money by investing in the Money Market
                                  Portfolio.

================================= ===============================================================================================


=================================================================================================================================

                            MORTGAGE LIBOR PORTFOLIO

============================== ==================================================================================================
Investment Objective:          To obtain a high level of total return as may be consistent with the preservation of capital.

 .............................. ==================================================================================================
Principal Investment           Once it  commences  investment  activity,  the  Portfolio  will invest  primarily in high quality
Strategies:                    (rating  of AA by S&P,  Aa by  Moody's  or a  comparable  rating,  or  higher  from a  nationally
                               recognized   statistical   rating   organization)
                               mortgage-backed  and mortgage related securities.
                               The   Portfolio    actively    utilizes   hedging
                               techniques   to   seek  to   outperform   a  cash
                               portfolio.  At least 65% of the Portfolio's total
                               assets  must  be   invested  in   mortgage-backed
                               securities  of U.S. and foreign  issuers with the
                               goal to  outperform  LIBOR (see note below).  The
                               performance  objective  of  the  Portfolio  is to
                               outperform the J.P.  Morgan  3-Month  Eurodeposit
                               Index.

 .............................. ==================================================================================================
                                                                                      ...............
      Minimum Quality Rating:                             S&P            Moody's                               Average
                                S&P:     Moody's:    (Short Term):    (Short Term):     Thompson:         Portfolio Quality:
                                BBB-       Baa3           A-2              P-2              B                  AA (Aa)

 .............................. ........ ............ ............... ................ ............... ===========================

      Duration:                   The Mortgage LIBOR Portfolio's average U.S.  dollar-weighted  duration will not exceed plus or minus one year around the average duration of the J.P. Morgan 3-Month Eurodeposit Index.

================================= ===============================================================================================




      Investment Policies:     For temporary  defensive  purposes,  100% of the Portfolio's total assets may be invested in U.S.
                               Government securities, cash or cash equivalent securities.  The Portfolio is non-diversified.

 .............................. ==================================================================================================
============================== ==================================================================================================
      Principal Investments:   o        Asset-Backed Securities
      (See pages 33-39 of      o        Mortgage-Backed Securities
      this Prospectus for a    o        Stripped Instruments
      more detailed            o        U.S. Government and Agency Securities
      description of
      allowable investments)

============================== ==================================================================================================
Principal Risks:               A loss of money could occur due to certain risks.  These include:
(See page 15 of this           o        Correlation risk          o        Hedging risk            o        Liquidity risk
Prospectus for a more          o        Credit risk               o        Interest rate risk      o        Market risk
detailed description of each   o        Futures risk              o        Leverage risk           o        Prepayment risk
risk)


============================== ================================ ================================ ================================

             THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


  ================================================================================================================================

                            U.S. SHORT-TERM PORTFOLIO

  ================================ ===============================================================================================
  Investment Objective:            To attain a high level of total return as may be consistent  with the  preservation of capital and to maintain liquidity.

  ================================ ===============================================================================================
  Principal Investment             The  Portfolio  invests  primarily  in high  quality  (rating of AA by S&P, Aa by Moody's or a
  Strategies:                      comparable rating, or higher from a nationally  recognized  statistical  rating  organization)
                                   short-term debt  securities.  The performance
                                   objective of the  Portfolio is to  outperform
                                   IBC's  Money Fund Report  Averages(TM)  - All
                                   Taxable.

  ================================ ......... ............ ................. ................. .............. =====================
          Minimum Quality Rating:                               S&P             Moody's                            Average
                                     S&P:     Moody's:     (Short Term):     (Short Term):      Thompson:     Portfolio Quality:
                                     BBB-       Baa3            A-2               P-2               B              AA (Aa)


============================== ===============================================================================================
          Duration:                The average U.S.  dollar-weighted  duration  generally  is shorter  than one year.  Except for temporary  defensive  purposes  the  Portfolio  will not have a U.S.  dollar-weighted  average duration exceeding three years.

================================================================================================================================
          Investment Policies:     At least 65% of the  Portfolio's  total  assets must be invested  in U.S.  dollar  denominated securities.  For temporary  defensive  purposes,  100% of the Portfolio's  total assets may be invested in U.S. Government securities,  cash or cash equivalent securities.  The Portfolio is
                                   "diversified" under the 1940 Act.

==================================================================================================================================
          Principal Investments:   o        Asset-Backed Securities       o        Foreign Instruments
          (See pages 24-30 of      o        Bank Obligations              o        Mortgage-Backed Securities
          this Prospectus for a    o        Corporate Debt Instruments    o        U.S. Government and Agency Securities
          more detailed                                                   o        Zero Coupon Bonds
          description of
          allowable investments)

  ================================ ===============================================================================================
  Principal Risks:                 A loss of money could occur due to certain risks.  These include:
  (See page 4 of this Prospectus   o        Banking industry risk   o        Futures risk         o        Liquidity risk
  for a more detailed              o        Correlation risk        o        Hedging risk         o        Market risk
  description of each risk)        o        Credit risk             o        Interest rate risk   o        Prepayment risk
                                   o        Currency risk           o        Leverage risk

  ================================ ================================ ============================= ================================


  ================================================================================================================================

                           LIMITED DURATION PORTFOLIO

  ================================ ===============================================================================================
  Investment Objective:            To maintain a level of total return as may be consistent with the preservation of capital.

  ================================ ===============================================================================================
  Principal  Investment  The  Portfolio  invests  primarily in high quality debt securities  (rating of AA by S&P, Aa by  Strategies:  Moody's or a  comparable rating, or higher from a nationally recognized statistical rating organization  ), using  interest rate hedging
                                   as a stabilizing  technique.  The performance
                                   objective of the  Portfolio is to  outperform
                                   the Merrill Lynch 1-2.99 Year Treasury Index.

  ================================ ........ ............. ................ ................ .............. =======================
        Minimum Quality Rating:                                 S&P            Moody's                            Average
                                    S&P:      Moody's:     (Short Term):    (Short Term):     Thompson:      Portfolio Quality:
                                    BBB-        Baa3            A-2              P-2              B               AA (Aa)


  ================================ ===============================================================================================
        Duration:                  The average U.S.  dollar-weighted  duration generally is shorter than three years. The average
                                   U.S.  dollar-weighted  duration  will not exceed  plus or minus one year  around  the  average duration of the Merrill Lynch 1-2.99 Treasury Index.
================================ ===============================================================================================

        Investment Policies:       At least 65% of the  Portfolio's  total  assets must be  invested  in U.S.  dollar-denominated securities.  For temporary  defensive  purposes,  100% of the Portfolio's  total assets may be invested in U.S. Government securities,  cash or cash equivalent securities.  The Portfolio is non-diversified.

  ================================ ===============================================================================================


        Principal Investments:     o        Asset-Backed Securities
        (See pages 24-30 of this   o        Corporate Debt Instruments
        Prospectus for a more      o        Mortgage-Backed Securities
        detailed description of    o        Stripped Instruments
        allowable investments)     o        U.S. Government and Agency Securities

  ================================ ===============================================================================================
  Principal Risks:                 A loss of money could occur due to certain risks.  These include:
  (See page 4 of this Prospectus   o        Banking industry     o        Futures risk            o        Liquidity risk
  for a more detailed                   risk                     o        Hedging risk            o        Market risk
  description of each risk)        o        Correlation risk     o        Interest rate risk      o        Non-diversification
                                   o        Credit risk          o        Leverage risk                risk
                                   o        Currency risk                                         o        Prepayment risk

  ================================ ============================= ================================ ================================



   ===========================================================================================================================

                            MORTGAGE-BACKED PORTFOLIO

   =============================== ===========================================================================================
   Investment Objective:           To attain a high  level of total  return as may be  consistent  with the  preservation  of capital.

   =============================== ===========================================================================================
   Principal Investment            The Portfolio  invests  primarily in high quality (rating of AA by S&P, Aa by Moody's or a
   Strategies:                     comparable   rating,   or  higher  from  a  nationally   recognized   statistical   rating
                                   organization)    mortgage-backed   securities
                                   using hedging  techniques to manage  interest
                                   rate and  prepayment  risk.  The  performance
                                   objective of the  Portfolio is to  outperform
                                   the    Lehman    Brothers     Mortgage-Backed
                                   Securities Index.

   =============================== ........ ............ ................ ............... .............. =====================
            Minimum Quality                                    S&P           Moody's                           Average
            Rating:                 S&P:     Moody's:     (Short Term):   (Short Term):     Thompson:     Portfolio Quality:
                                    BBB-       Baa3            A-2             P-2              B              AA (Aa)




   =============================== ===========================================================================================
            Duration:              The average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the Lehman Brother Mortgage-Backed Securities Index.

=============================== ===========================================================================================
            Investment             Policies:  At  least  65% of the  Portfolio's
                                   total    assets    must   be    invested   in
                                   mortgage-backed   securities   of  U.S.   and
                                   foreign  issuers.  For  the  purpose  of this
                                   Portfolio,  home equity loans are  considered
                                   mortgage-backed   securities.  For  temporary
                                   defensive purposes,  the Portfolio may invest
                                   up to  100%  of  its  total  assets  in  U.S.
                                   Government    securities,    cash   or   cash
                                   equivalent   securities.   The  Portfolio  is
                                   non-diversified.

   =============================== ===========================================================================================
            Principal              o        Asset-Backed Securities
            Investments:           o        Mortgage-Backed Securities
            (See pages 24-30 of    o        Stripped Instruments
            this Prospectus for    o        U.S. Government and Agency Securities
            a more detailed
            description of
            allowable
            investments)

   =============================== ===========================================================================================
   Principal Risks:                A loss of money could occur due to certain risks.  These include:
   (See page 4 of this             o        Banking industry      o   Hedging risk       o        Market risk
   Prospectus for a more                    risk                  o   Interest rate      o        Non-diversification
   detailed description of each    o        Correlation risk          risk                        risk
   risk)                           o        Credit risk           o   Leverage risk      o        Prepayment risk
                                   o        Futures risk          o   Liquidity risk

   =============================== ============================== =========================== ================================



   =============================================================================================================================

                             ASSET-BACKED PORTFOLIO

   =============================== =============================================================================================
   Investment Objective:           To attain a high level of total return as may be consistent with the preservation of capital.


   =============================== =============================================================================================
   Principal Investment            Once it commences investment activity, the Portfolio will invest primarily in high quality
   Strategies:                     (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized  statistical rating  organization)
                                   asset-backed securities, allowing exposure to
                                   other    sectors    of   the   debt    market
                                   opportunistically.  The performance objective
                                   of the Portfolio is to outperform  the Lehman
                                   Brothers Asset-Backed Securities Index.

   =============================== ........ ............ ................. ............... .............. ======================
          Minimum Quality Rating:                              S&P            Moody's                            Average
                                    S&P:     Moody's:     (Short Term):    (Short Term):     Thompson:     Portfolio Quality:
                                    BBB-       Baa3            A-2              P-2              B               AA (Aa)

   ............................... =============================================================================================
   ............................... =============================================================================================
          Duration:                The average U.S.  dollar-weighted  duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Asset-Backed Securities Index.

   ............................... =============================================================================================

          Investment               At least 65% of the Portfolio's total assets must be invested in asset-backed  securities of
          Policies:                the U.S. and foreign issuers. For temporary defensive purposes,  the Portfolio may invest up to  100% of its  total  assets  in  U.S.  Government  securities,  cash  or cash  equivalent securities.  The Portfolio is non-diversified.

   ............................... =============================================================================================
          Principal Investments:   o        Asset-Backed Securities
          (See pages 24-30 of      o        Mortgage-Backed Securities
          this Prospectus for a    o        U.S. Government and Agency Securities
          more detailed
          description of
          allowable investments)

   =============================== =============================================================================================
   Principal Risks:                A loss of money could occur due to certain risks.  These include:
   (See page 4 of this             o        Banking industry      o        Hedging risk          o        Liquidity risk
   Prospectus for a more                    risk                  o        Interest rate risk    o        Market risk
   detailed description of each    o        Correlation risk      o        Leverage risk         o        Non-diversification
   risk)                           o        Credit risk                                                   risk
                                   o        Futures risk                                         o        Prepayment risk

   =============================== ============================== ============================== ===============================

                  THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


=================================================================================================================================

                              HIGH YIELD PORTFOLIO

================================ ================================================================================================
Investment Objective:            To attain a high level of total return as may be consistent with the preservation of capital.


================================ ================================================================================================
Principal Investment             Once it commences investment activity, the Portfolio will invest primarily in high yield debt
Strategies:                      securities.  The performance objective of the Portfolio is to outperform the Salomon Smith
                                 Barney All BB and B Rated Issues Index.

================================ ......... ............ ................ ................ ............... =======================
       Minimum Quality Rating:                                S&P            Moody's                             Average
                                   S&P:     Moody's:     (Short Term):    (Short Term):     Thompson:       Portfolio Quality:
                                   CCC-       Caa3             C               P-3             LC-3                 B


================================ ================================================================================================
       Duration:                 The  average  U.S.  dollar-weighted  duration  generally  will not exceed  one year  around the average duration of the Salomon Smith Barney All BB and B Rated Issues Index.
================================ ================================================================================================

       Investment Policies:      At least 65% of High Yield  Portfolio's  total assets must be invested in high yield securities of U.S. and foreign issuers.  For temporary defensive purposes,  the Portfolio may invest up to
                                 100% of its total assets in U.S.  Government  securities,  cash or cash equivalent  securities.
                                 The Portfolio is non-diversified.

================================ ================================================================================================
       Principal Investments:    o        Brady Bonds
       (See pages 24-30 of       o        Foreign Instruments
       this Prospectus for a     o        Convertible Securities
       more detailed             o        Corporate Debt Instruments Stripped Instruments
       description of
       allowable investments)

================================ ================================================================================================
Principal Risks:                 A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus   o        Correlation risk    o        Futures risk             o        Market risk
for a more detailed              o        Credit risk         o        Hedging risk             o        Non-diversification
description of each risk)        o        Currency risk       o        Interest rate risk            risk
                                                              o        Liquidity risk           o        Prepayment risk

================================ ================================================================================================
       Note:                     Special  Risks Also known as junk  bonds,  high
                                 yield  bonds  are  issued by  corporations  who
                                 either do not have long track  records of sales
                                 and   earnings,   or  by  those   who   possess
                                 questionable credit strength.  As a result, the
                                 risk of default is higher on these  instruments
                                 than it would be on an  investment  grade bond.
                                 High yield  bonds  have  ratings of BB or lower
                                 and pay higher yields to  compensate  for their
                                 greater risk.

================================ ================================================================================================

                   THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


=================================================================================================================================

                        ENHANCED Equity MARKET PORTFOLIO

================================ ================================================================================================
Investment Objective:            To attain a high level of total return that exceeds the S&P 500 Index(TM).

================================ ================================================================================================
Principal Investment             Once it commences  investment  activity,  the Portfolio  will invest  primarily in high quality
Strategies:                      (rating  of AA by S&P,  Aa by Moody's  or a  comparable  rating,  or higher  from a  nationally
                                 recognized   statistical  rating  organization)
                                 short duration fixed income  securities and S&P
                                 500   Index(TM)   futures   contracts.    Where
                                 possible,   these   securities   will   provide
                                 equity-like returns. The performance  objective
                                 of the Portfolio is to  outperform  the S&P 500
                                 Index(TM).

================================ ......... ............ ................. ................ ............... ======================
       Minimum Quality Rating:                                S&P             Moody's                             Average
                                   S&P:     Moody's:     (Short Term):     (Short Term):     Thompson:      Portfolio Quality:
                                   BBB-       Baa3            A-2               P-2              B                AA (Aa)



================================ ================================================================================================
       Duration:                 The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed plus or minus
                                 2.5 years around the average duration of the S&P 500 Indextm.

================================ ================================================================================================
       Investment                Policies:  The  Portfolio may invest up to 100%
                                 of  its  total   assets   in  U.S.   Government
                                 securities, cash or cash equivalent securities,
                                 and will  maintain 100% exposure to the S&P 500
                                 Index (TM). Up to 5% of the  Portfolio's  total
                                 assets may be  invested  in margin at any given
                                 time; the remaining 95% the Portfolio's  assets
                                 will be invested in short term instruments. For
                                 temporary  defensive  purposes,   100%  of  the
                                 Portfolio's  total  assets may be  invested  in
                                 U.S.  Government   securities,   cash  or  cash
                                 equivalent   securities.   The   Portfolio   is
                                 non-diversified.

================================ ================================================================================================
       Principal Investments:    o        Bank Obligations
       (See pages 24-30 of       o        Corporate Debt Instruments
       this Prospectus for a     o        U.S. Government and Agency Securities
       more detailed
       description of
       allowable investments)

================================ ================================================================================================
Principal Risks:                 A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus   o        Banking Industry risk  o        Futures risk            o        Leverage risk
for a more detailed              o        Correlation risk       o        Hedging risk            o        Market risk
description of each risk)        o        Credit risk            o        Interest rate risk      o        Non-diversification
                                                                 o        Liquidity risk               risk
                                                                                                  o        Prepayment risk

================================ =============================== ================================ ===============================

                   THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


    =============================================================================================================================

                             U.S. TREASURY PORTFOLIO

    ================================== ==========================================================================================
    Investment Objective:              To attain a high level of total  return as may be  consistent  with the  preservation  of capital and to avoid credit quality risk.

    ================================== ==========================================================================================
    Principal Investment Strategies:   Once it commences  investment  activity,  the  Portfolio  will invests  primarily in U.S.
                                       Treasuries.  The  performance  objective  of the  Portfolio is to  outperform  the Lehman
                                       Brothers Government Securities Index.

    ================================== ....... ............. ............... ................ ............. =====================
             Minimum Quality Rating:                              S&P            Moody's                          Average
                                        S&P:     Moody's:    (Short Term):    (Short Term):    Thompson:     Portfolio Quality:
                                        AA-        Aa3            A-1              P-1             A             AAA (Aaa)



    ================================== ==========================================================================================
             Duration:                 The average U.S.  dollar-weighted  duration  generally  will not exceed plus or minus one year around the average duration of the Lehman Brothers Government Securities Index.
================================== ==========================================================================================

             Investment Policies:      At least 95% of the Portfolio's total assets must be invested in U.S.  dollar-denominated obligations issued by the U.S. Treasury and repurchase agreements  collateralized by such obligations. The Portfolio is non-diversified.

    ================================== ==========================================================================================
             Principal Investments:    o        U.S. Government and Agency Securities
             (See pages 24-30 of
             this Prospectus for a
             more detailed
             description of
             allowable investments)

    ================================== ==========================================================================================
    Principal Risks:                   A loss of money could occur due to certain risks.  These include:
    (See  page 4 of  this  Prospectus  o        Correlation risk               o        Interest rate risk
    for a more  detailed  description  o        Futures risk                   o        Leverage risk
    of each risk)                      o        Hedging risk                   o        Market risk

    ================================== ==========================================================================================

                  THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


   ============================================================================================================================

                            U.S. Corporate PORTFOLIO

   =============================== ============================================================================================
   Investment Objective:           To attain a high level of total return as may be consistent with the preservation of capital.

   =============================== ============================================================================================
   Portfolio                       Description:  Once  it  commences  investment
                                   activity, the Portfolio will invest primarily
                                   in high  quality  (rating of AA by S&P, Aa by
                                   Moody's  or a  comparable  rating,  or higher
                                   from  a  nationally  recognized   statistical
                                   rating     organization)    U.S.    corporate
                                   obligations,  with limited  exposure to other
                                   debt securities. The perfromance objective of
                                   the  Portfolio is to  outperform  the Salomon
                                   Smith Barney Corporate Bond Index.

   =============================== ........ ............ ................. ............... .............. =====================
          Minimum Quality Rating:                              S&P            Moody's                           Average
                                    S&P:     Moody's:     (Short Term):    (Short Term):     Thompson:     Portfolio Quality:
                                    BBB-       Baa3            A-2              P-2              B              AA (Aa)



   =============================== ============================================================================================
          Duration:                The average U.S.  dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Salomon Smith Barney Corporate Bond Index.
=============================== ============================================================================================

          Investment Policies:     The  Portfolio  must  invest at least 65% of its  total  assets in U.S.  dollar-denominated corporate debt obligations of U.S issuers. For temporary defensive purposes,  the Portfolio may  invest up to 100% of its  total  assets in U.S.  Government  securities,  cash or cash equivalent securities.  The Portfolio is non-diversified.

   =============================== ============================================================================================
          Principal Investments:   o        Bank Obligations
          (See pages 24-30 of      o        U.S. Government and Agency  Securities
          this Prospectus for a    o        Corporate Debt Instruments
          more detailed            o        Foreign Instruments
          description of
          allowable investments)

   =============================== ============================================================================================
   Principal Risks:                A loss of money could occur due to certain risks.  These include:
    (See page 4 of this            o        Correlation risk     o        Futures risk          o        Liquidity risk
   Prospectus for a more           o        Credit risk          o        Hedging risk          o        Market risk
   detailed description of each    o        Currency risk        o        Interest rate risk    o        Non-diversification
   risk)                                                         o        Leverage risk              risk
                                                                                                o        Prepayment risk

   =============================== ============================= ============================== ===============================

                   THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


===============================================================================================================================

                                                    BROAD-MARKET PORTFOLIO

================================ ==============================================================================================
Investment Objective:            To attain a high level of total return as may be consistent with the preservation of capital.

================================ ==============================================================================================
Principal Investment             Once it commences  investment  activity,  the Portfolio will invest primarily in high quality
Strategies:                      (rating of AA by S&P,  Aa by Moody's or a  comparable  rating,  or higher  from a  nationally recognized  statistical rating organization) fixed income securities  reflective of the broad spectrum  of  the  U.S.  bond  market.  The  performance  objective  of the  Portfolio  is to outperform the Lehman Brothers Aggregate Bond Index.

================================ .......... ............ ................. ............... .............. =====================
      Minimum Quality Rating:                                  S&P            Moody's                           Average
                                   S&P:      Moody's:     (Short Term):    (Short Term):     Thompson:     Portfolio Quality:
                                   BBB-        Baa3            A-2              P-2              B              AA (Aa)



================================ ==============================================================================================
      Duration:                  The average U.S.  dollar-weighted  duration  generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Aggregate Bond Index.
================================ ==============================================================================================

      Investment Policies:       The Portfolio  will invest at least 65% of its total assets in fixed income  securities.  The allocation  among  markets  will vary  based  upon the  issuance  of new  securities  and the retirement of outstanding  securities and instruments.  For temporary defensive purposes, the
                                 Portfolio may invest up to 100% of its assets in short-term U.S. Government securities,  cash or  cash  equivalent  securities.  The  Investment  Adviser  will  manage  the  Broad  Market
                                 Portfolio to approximate  broad market  allocations by purchasing and selling  representative securities in each market,  but the Portfolio  cannot guarantee that it will match such broad market  allocations.  The current  market  allocation  is comprised of  approximately  20% in corporate  securities,  50% in U.S.  Government  securities  and 30% in  mortgage-backed  and asset-backed securities.  The Portfolio is non-diversified.

================================ ==============================================================================================
      Principal Investments:     o        Asset-Backed Securities
      (See pages 24-30 of this   o        U.S. Government and Agency Securities
      Prospectus for a more      o        Corporate Debt Instruments
      detailed description of    o        Mortgage-Backed Securities
      allowable investments)
================================ ==============================================================================================
Principal Risks:                 A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus   o        Banking industry    o        Futures risk            o        Liquidity risk
for a more detailed                   risk                    o        Hedging risk            o        Market risk
description of each risk)        o        Correlation risk    o        Interest rate risk      o        Non-diversification
                                 o        Credit risk         o        Leverage risk                risk
                                 o        Currency risk                                        o        Prepayment risk

================================ ============================ ================================ ================================

              THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

              PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose on an investment or that it will not earn as much as you expect. Thus, the greater the risk, the greater the possibility of losing money.

All of the U.S. Portfolios described in this Prospectus are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Investments in the Money Market, U.S. Short-Term, U.S. Treasury, and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government. There is also no assurance that the Money Market Portfolio will maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Money Market Portfolio.

Investments in the U.S. Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio will be indicated in the individual portfolio descriptions in this prospectus.



Banking industry     Investing in bank  obligations  will expose an investor to risks  associated with the banking industry such
risk:                as interest rate and credit risks.

Correlation          risk:  A  Portfolio  may  experience  changes  in  value as between the  securities  held and the value of a particular derivative instrument.

Credit risk: The risk that a security issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

Currency             risk:  Fluctuations  in  exchange  rates  between  the U.S.
                     dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Futures risk: The primary risks inherent in the use of futures depend on the Investment Adviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

Hedging risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains if the hedged investment increases in value.

Interest rate        A Portfolio  may be  influenced by interest rate changes that  generally  have an inverse  relationship  to
risk:                corresponding  market  values.  Thus,  as  interest  rates  increase,  the value of bonds  already  issued, decrease.

Leverage risk: Derivatives may include elements of leverage that can cause greater fluctuations in a Portfolio's net asset value.

Liquidity risk:      Certain securities may be difficult or impossible to sell at favorable prices.

Market risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification  A  Portfolio  is  diversified  when it  spreads  investment  risk by placing  assets in several  investment
risk:                categories.   A  non-diversified   Portfolio  concentrates  its  assets  in  a  less  diverse  spectrum  of securities.  Non-diversification  can intensify risk should a particular  investment  category  suffer from adverse market conditions.

Prepayment           risk: A Portfolio may invest in  mortgage-backed  and other asset-backed  securities.  Such  securities  carry risks of faster or slower  than  expected  prepayment  of  principal which affect the duration and return of the security.



               POTENTIAL Year 2000 risk

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem" ("Y2K"). The advisor and administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund, nor can there be any assurance that the Y2K problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.

                  RISK/RETURN SUMMARY

           RISK/RETURN BAR CHARTS AND TABLES

The charts and tables provided below give some indication of the risks of investing in the funds by illustrating the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years compare with a selected index.



MONEY MARKET PORTFOLIO

During the 5 year period shown in the Money Market Portfolio's bar chart, the highest quarterly return was 1.438% (quarter ending 6/30/95) and the lowest quarterly return was 0.713% (quarter ending 3/31/94).

Past performance is not indicative of future performance.




U.S. SHORT-TERM PORTFOLIO

During the 9 year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was 2.215% (quarter ending 12/31/90) and the lowest quarterly return was 0.553% (quarter ending 12/31/93).

Past performance is not indicative of future performance.



LIMITED DURATION  PORTFOLIO

During the 5 year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.533% (quarter ending 3/31/95) and the lowest quarterly return was (0.473%) (quarter ending 3/31/94).

Past performance is not indicative of future performance.



MORTGAGE TOTAL RETURN PORTFOLIO


During the 2 year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was 3.970% (quarter ending 6/30/97) and the lowest quarterly return was 0.262% (quarter ending 12/31/98).

Past performance is not indicative of future performance.



--------------------------------------------------------------- ------------------- --------------------- ---------------------
Average Annual Total Returns (for the periods ending December          Past 1 Year          Past 5 Years      Since Inception*
31, 1998)
--------------------------------------------------------------- ------------------- --------------------- ---------------------
--------------------------------------------------------------- ------------------- --------------------- ---------------------
Money Market Portfolio                                                       5.51%                 5.20%                5.12%
--------------------------------------------------------------- ------------------- --------------------- ---------------------
--------------------------------------------------------------- ------------------- --------------------- ---------------------
U.S. Short-Term Portfolio                                                    5.59%                 5.13%                 5.21%
--------------------------------------------------------------- ------------------- --------------------- ---------------------
--------------------------------------------------------------- ------------------- --------------------- ---------------------
IBC Money Fund Report Averages(TM)-All Taxable                               5.03%                 4.86%                 4.89%
--------------------------------------------------------------- ------------------- --------------------- ---------------------
--------------------------------------------------------------- ------------------- --------------------- ---------------------
Limited Duration Portfolio                                                   6.79%                 5.76%                 5.94%
--------------------------------------------------------------- ------------------- --------------------- ---------------------
--------------------------------------------------------------- ------------------- --------------------- ---------------------
   Merrill Lynch 1-2.99 Year Treasury Index                                  7.00%                 5.59%                 5.85%
--------------------------------------------------------------- ------------------- --------------------- ---------------------
--------------------------------------------------------------- ------------------- --------------------- ---------------------
Mortgage-Backed Portfolio                                                    7.42%                   N/A                 8.98%
--------------------------------------------------------------- ------------------- --------------------- ---------------------
--------------------------------------------------------------- ------------------- --------------------- ---------------------
   Lehman Brothers Mortgage-Backed Securities Index                          6.97%                   N/A                 8.33%
--------------------------------------------------------------- ------------------- --------------------- ---------------------


Portfolio Inception Dates:
1.       Money Market Portfolio:  11/1/93
2.       U.S. Short Term Portfolio:  12/6/89
3.       Limited Duration Portfolio:  7/26/93
4.       Mortgage Backed Portfolio:  4/29/96



                                                     RISK/RETURN SUMMARY

Fees and Expenses of the Portfolios. This Table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
                                                         FEE TABLE


---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Shareholder Transaction Expenses         Money           Mortgage          U.S. Short       Limited          Mortgage
(Fees Paid Directly By You)              Market (1)      LIBOR (2)         Term (2)         Duration (3)     Backed (4)

---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Redemption Fees                          None            None              None             None             None
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Exchange Fees                            None            None              None             None             None
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Contongent Deferred Sales Load           None            None              None             None             None
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Sales Load on Reinvestment Dividends     None            None              None             None             None
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Sales Load on Purchases                  None            None              None             None             None
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Annual Fund Operating Expenses
(Fees Paid From Fund Assets)
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Management Fees                          0.10%                             0.30%            0.15%            0.10%
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Distribution Fees (12b-1)                None                              None             None             None
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Shareholder Services Fees                None                              None             None             None
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Other Expenses                           0.26%             0.15%           0.12%            0.37%            0.33%
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------

---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------
Total Annual Fund Operating Expenses     0.36%             0.45%           0.42%            0.52%            0.43%
---------------------------------------- --------------- ----------------- ---------------- ---------------- ------------------

Insert net expeses in the footnote, insert gross expenses into the table

(1) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets

(2) Pursuant to an Investment Advisory Agreement, total operating expenses are capped at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio.
 This fee is capped at 0.02% of the Portfolio's average daily net assets. Under an agreement between the Investment Adviser and Investors Capital, Investors Capital is currently voluntarily waiving up to 0.02% on the first $350 million.

(3) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.40% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(4) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.





                                                    FEE TABLE CONTINUED


---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Shareholder Transaction Expenses         Asset          High         Enhanced        U.S.         U.S.          Broad
(Fees Paid Directly By You)              Backed (6)     Yield        Equity          Treasury     Corporate     Market
                                                        (7)          Market (8)      (9)          (10)          (11)
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Redemption Fees                          None                        None            None         None          None
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Exchange Fees                            None                        None            None         None          None
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Contongent Deferred Sales Load           None                        None            None         None          None
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Sales Load on Reinvestment Dividends     None                        None            None         None          None
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Sales Load on Purchases                  None                        None            None         None          None
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Annual Fund Operating Expenses
(Fees Paid From Fund Assets)
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Management Fees                           0.10%             0.40%     0.35%          0.30%          0.10%          0.30%
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Distribution Fees (12b-1)                None                                        None         None          None
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Shareholder Services Fees                None                                        None         None          None
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Other Expenses
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------

---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------- ------------ --------------- ------------ ------------- --------------

 (6) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(7) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

 (8) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.50% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(9) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(10) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(11) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                        Example

Because this example is hypothetical and for comparison purposes only, your actual costs will be different. This table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds by presenting the fees and expenses that you may pay if you purchase and hold shares of the Fund. The yearly numbers below are hypothetical expenses per $10,000 investment assuming a 5% annual return. Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


------------------------------------- --------------------- ------------------- --------------------- --------------------
Portfolio Name                        1 Year                3 Years             5 years               10 Years
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------

------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Money Market                          $37                   $116                $202                  $456
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Mortgage LIBOR
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
U.S. Short Term                       $43                   $135                $235                  $530
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Limited Duration                      $53                   $167                $291                  $653
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Mortgage-Backed                       $58                   $183                $318                  $714
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Asset-Backed
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
High Yield
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Enhanced Equity Market
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
U.S. Treasury
-------------------------------------                       -------------------
                                      ---------------------                     --------------------- --------------------
U.S. Corporate
                                      ---------------------                     --------------------- --------------------
-------------------------------------                       -------------------
Broad Market
------------------------------------- --------------------- ------------------- --------------------- --------------------



* Because these Portfolios have no redemption fees, expenses for all periods are the same whether or not shares are redeemed.









                  FUND MANAGEMENT

                BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."

                INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as a sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


       Portfolio's Payment of Fund Expenses

Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (except for U.S. Short Term, which pays its fees quarterly). This advisory fee is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):


-------------------------------------- -------------------------- ------------------------------ ---------------------------
              Portfolio                          Rate                       Portfolio                       Rate
-------------------------------------- -------------------------- ------------------------------ ---------------------------
-------------------------------------- -------------------------- ------------------------------ ---------------------------
            Money Market                         0.10%                     High Yield                      0.40%
           Mortgage LIBOR                        0.30%               Enhanced Equity Market                0.35%
          U.S. Short Term*                       0.15%                    U.S. Treasury                    0.30%
          Limited Duration                       0.15%                   U.S. Corporate                    0.10%
          Mortgage-Backed**                      0.10%                    Broad Market                     0.30%
            Asset-Backed                         0.10%
-------------------------------------- -------------------------- ------------------------------ ---------------------------


* Effective March 1, 1996, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%. ** Effective October 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%.


                 PORTFOLIO MANAGERS

David J. Marmon,  Managing  Director.  Mr. Marmon is
responsible  for  management  of  the  Asset-Backed,
High-Yield,   U.S.   Corporate   and  Broad   Market
Portfolios.  He joined  FFTW in 1990  from  Yamaichi
International  (America)  where  he  headed  futures
and options  research.  Mr. Marmon was  previously a
financial   analyst  and  strategist  at  the  First
Boston  Corporation,   where  he  developed  hedging
programs for financial  institutions  and industrial
firms.  Mr.  Marmon  has a B.A.  summa  cum laude in
economics   from  Alma   College   and  an  M.A.  in
economics from Duke University.

Stewart   M.   Russell,   Managing   Director.   Mr.
Russell is  responsible  for management of the Money
Market,   U.S.    Short-Term,    Limited   Duration,
Enhanced    Equity   Market   and   U.S.    Treasury
Portfolios.   He  joined   FFTW  in  1992  from  the
short-term  proprietary  trading  desk in the global
markets   area  of  J.P.   Morgan,   where   he  was
responsible  for  proprietary  positioning  of  U.S.
and  non-U.S.   government  obligations,   corporate
bonds,  and  asset-backed  securities.   Earlier  at
the  bank,  Mr.   Russell   managed  the  short-term
interest  rate  risk  group,   coordinating   a  $10
billion   book  of  assets  and   liabilities.   Mr.
Russell  holds a B.A.  in  government  from  Cornell
University  and an M.B.A.  in finance  from New York
University.

Patricia  L. Cook,  Managing  Director.  Ms. Cook is
responsible  for  management  of the Mortgage  LIBOR
and  Mortgage-Backed  Portfolios.  She  joined  FFTW
in 1991 after twelve  years with  Salomon  Brothers,
where she most recently  established  and headed the
bond  strategy team that  analyzes  relative  values
among  mortgages,  treasuries,  and other sectors of
the  fixed-income  markets and  developed  portfolio
strategies    for    Salomon     Brothers'    global
institutional clients. Ms. Cook worked initially as an analyst in the firm's proprietary trading unit before joining the firm's financing desk.
Ms. Cook has a B.A. from St.  Mary's  College and an
M.B.A. from New York University.


              SHAREHOLDER INFORMATION

                     PURCHASES

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or AMT Capital. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases may be made on any "Business Day," meaning, Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

 WIRING INSTRUCTIONS:

To:                 Investors     Bank    &    Trust
Company, Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT Capital  Securities,  L.L.C.
- Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                                                    TO Purchase shares


------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Portfolio Name           When Net        When & how shares      Procedure for same day purchases     Result of late
                         Asset Value     may be purchased                                            notification or delay
                         is determined                                                               in receipt of funds
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Money Market             All Business    o        Any           o        Purchasers must call        If the Fund is notified
                         days                 Business Day           Investors Capital at (800)      after 12:00 pm Eastern
                                         o        Submitted          762-4848 [or (212) 332-5211     time and/or if funds
                                              orders must            if within the City of New       are not received by the
                                              include a              York] prior to 12:00 pm         Transfer Agent, such
                                              completed              Eastern time to inform the      purchase order shall be
                                              account                Fund of the incoming wire       executed as of the date
                                              application            transfer.                       that Federal funds are
                                         o        Federal       o        Purchasers must indicate    received.
                                              funds must be          which Portfolio is to be
                                              wired to AMT           purchased.
                                              Capital's "Fund   o        If Federal funds are
                                              Purchase               received by the Fund that
                                              Account" at IBT        day, the order will be
                                                                     effective that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o        U.S.     Short  All Business    o        Any           o        Purchasers must call        If the Fund is notified
     Term                Days                 Business Day           Investors Capital at (800)      after 4:00 pm Eastern
o        Limited                         o        Submitted          762-4848 [or (212) 332-5211     time and/or if funds
     Duration                                 orders should          if within the City of New       are not received by the
o        Enhanced                             include a              York] prior to 4:00 pm          Transfer Agent, such
     Equity Market                            completed              Eastern time to inform the      purchase order shall be
o        U.S Treasury                         account                Fund of the incoming wire       executed as of the date
o        U.S. Corporate                       application            transfer.                       that Federal funds are
o        Broad Market                    o        Federal       o        Purchasers must indicate    received.
                                              funds must be          which Portfolio is to be
                                              wired to AMT           purchased.
                                              Capital's "Fund   o        If Federal funds are
                                              Purchase               received by the Fund that
                                              Account" at IBT        day, the order will be
                                                                     effective that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Mortgage LIBOR           Last Business   o        Last          o        Purchasers must call        If the Fund is notified
                         Day of each          Business Day of        Investors Capital at (800)      after 4:00 pm Eastern
                         week or on           each week or on        762-4848 [or (212) 332-5211     time and/or if funds
                         any other            any other              if within the City of New       are not received by the
                         Business Days        Business Days          York] prior to 4:00 pm          Transfer Agent, such
                         approved by          approved by the        Eastern time to inform the      purchase order shall be
                         the                  Investment             Fund of the incoming wire       executed as of the date
                         Investment           Adviser.               transfer.                       that Federal funds are
                         Adviser.        o        By wire of    o        Purchasers must indicate    received.
                                              federal funds          which Portfolio is to be
                                                                     purchased.
                                                                o    If  Federal
                                                                     funds   are
                                                                     received by
                                                                     the    Fund
                                                                     that   day,
                                                                     the   order
                                                                     will     be
                                                                     effective
                                                                     that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o                        Last Business   o        Last          o        Purchasers must call        If the Fund is notified
     Mortgage-Backed     Day of each          Business Day of        Investors Capital at (800)      after 4:00 pm Eastern
o        Asset-Backed    month or on          each month or          762-4848 [or (212) 332-5211     time and/or if funds
o        High Yield      any other            any other              if within the City of New       are not received by the
                         Business Days        Business Days          York] prior to 4:00 pm          Transfer Agent, such
                         approved by          approved by the        Eastern time to inform the      purchase order shall be
                         the                  Investment             Fund of the incoming wire       executed as of the date
                         Investment           Adviser.               transfer.                       that Federal funds are
                         Adviser.        o        By wire of    o        Purchasers must indicate    received.
                                              federal funds          which Portfolio is to be
                                                                     purchased.
                                                                o    If  Federal
                                                                     funds   are
                                                                     received by
                                                                     the    Fund
                                                                     that   day,
                                                                     the   order
                                                                     will     be
                                                                     effective
                                                                     that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------

                    REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

A telephone redemption option is made available to shareholders on the Fund's Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder designates an authorized agent on the Account Application, he may change his authorized agent or the account designated to receive redemption proceeds at any time. Such changes must be made in writing and sent to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed by the Fund should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                                     To Redeem Shares

-------------------------------------------------------------------------------
1.       Shareholders must provide the following information:
a.       The dollar or share amount to be redeemed;
b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
c.       The name of the shareholder; and
d.       The shareholder's account number
2. Shareholders should call the Transfer Agent at (800) 247-0473 to request a redemption.

-------------------------------------------------------------------------------


--------------------------- ---------------------------------------------------
Portfolio Name              When redemption effective                                  Result of late notification of redemption

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o                           Money  Market If notice is received by the  Transfer
                            Agent by 12:00 If notice is received by the Transfer
                            p.m.   Eastern  time  on  any   Business   Day,  the
                            redemption Agent on a non-business day or after will
                            be effective  and payment will be made on such 12:00
                            p.m.  Eastern  time,  the  redemption  Business day.
                            Price of shares is based on the next  notice will be
                            deemed  received  as of the  calculation  of the NAV
                            after the order is placed. next Business Day.

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o                           U.S Short Term If notice is received by the Transfer
                            Agent by 4:00  p.m.  If notice  is  received  by the
                            Transfer  Eastern  time  on any  Business  Day,  the
                            redemption  will be Agent on a  non-business  day or
                            after 4:00  effective  and  payment  will be made on
                            such Business  p.m.  Eastern  time,  the  redemption
                            notice  day.  Price of  shares  is based on the next
                            calculation  will be deemed  received as of the next
                            of the NAV  after  the  order  is  placed.  Price of
                            shares Business Day.
                            is based on the next calculation of the NAV after the
                            order is placed.

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o U.S.  Short Term If notice is received by the  Transfer  Agent by 4:00 p.m. If notice is received on a  non-business  o Limited  Duration  Eastern  time on any
Business Day, the redemption will be day or after 4:00 p.m.  Eastern time, the o
Enhanced  Equity  effective  and  payment  will be made  within  seven  calendar redemption notice will be deemed received
     Market                 days, but generally on the day following receipt of such   as of the next Business Day.
o        U.S Treasury       notice.  Price of shares is based on the next
o        U.S. Corporate     calculation of the NAV after the order is placed.
o        Broad Market

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o                           Mortgage LIBOR If notice is received by the Transfer
                            Agent  by 4:00  p.m.  If  notice  is  received  on a
                            non-business  Eastern time on any Business  Day, the
                            redemption  will be day or after  4:00 p.m.  Eastern
                            time,  the effective and payment will be made within
                            seven  calendar  redemption  notice  will be  deemed
                            received  days,  but  generally on the day following
                            receipt of such as of the next Business Day.
                            notice.  Price of shares is based on the next
                            calculation of the NAV after the order is placed.

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o  Mortgage-Backed  If notice is received by the Transfer  Agent by 4:00 p.m. If notice is received on a non-business o Asset-Backed Eastern time on any Business
Day, the  redemption  will be day or after 4:00 p.m.  Eastern  time,  the o High
Yield effective and payment will be made within seven calendar redemption notice will be deemed received
                            days, but generally on the day following receipt of such   as of the next Business Day.
                            notice.  Price of shares is based on the next
                            calculation of the NAV after the order is placed.

--------------------------- ---------------------------------------------------------- -------------------------------------------


           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.



1.    For  all   Portfolios   other  than   Mortgage   LIBOR,   Mortgage-Backed,
      Asset-Backed, High Yield and Money Market, net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on each Business Day.
2.    Mortgage LIBOR  Portfolio's net asset value is
      calculated by the Fund's Accounting Agent as
      of 4:00 p.m. ET on the
      last  Business  day  of  each  week,  on any
      other    Business    Days   in   which   the
      Investment   Adviser  approves  a  purchase,
      and  on  each   Business  Day  for  which  a
      redemption order has been placed.
3.    Mortgage-Backed,  Asset-Backed and High Yield
      Portfolios' net asset values are calculated by
      the Fund's Accounting
      Agent  as  of  4:00  p.m.   ET  on  the  last
      Business Day of each week and each month,  on
      any   other   Business   Days  in  which  the
      Investment  Adviser approves a purchase,  and
      on each  Business  Day for which a redemption
      order has been placed.
4.    Money Market  Portfolio's  net asset value
      is  calculated as of 12:00 noon ET on Business
      Days.  The Money Market
      Portfolio  seeks to  maintain  a  stable  net
      asset   value  per   share  of   $1.00.   For
      purposes  of  calculating  the  Money  Market
      Portfolio's  net asset value,  securities are
      valued using the  "amortized  cost" method of
      valuation,   which   does   not   take   into
      consideration  unrealized  gains  or  losses.
      The amortized  cost method  involves  valuing
      an  instrument  at its  cost,  and  assumes a
      constant  amortization  to  maturity  of  any
      discount  or  premium,   regardless   of  the
      impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price a Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 (the "Rule") under the 1940 Act. As conditions of operating under the Rule, the Money Market Portfolio must: 1. maintain a dollar-weighted average Portfolio maturity of 90 days or shorter;
2. generally purchase only instruments having remaining maturities of 397 days or shorter;
3. invest only in U.S. dollar-denominated securities which have been determined by the Board of Directors to present minimal credit risks and which are of eligible quality as determined under the Rule; and
4.  diversify its holdings.

                     DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage-Backed, Mortgage LIBOR, Asset-Backed and High Yield will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage LIBOR, Mortgage-Backed, Asset-Backed and High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.


                   VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes

A  Portfolio  may  be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

            DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital, Inc,. a branch office of AMT Capital, pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.


              INVESTMENT INFORMATION

  ALLOWABLE INVESTMENT STRATEGIES AND ASSOCIATED
                       RISKS



 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
                         Money   Mortgage   U.S.    Limited   Mortgage-  Asset-BacHigh   Enhanced   U.S.      U.S.       Broad
                         Market  LIBOR      Short-  Duration  Backed              Yield  Equity     Treasury  Corporate  Market
                                            Term                                         Market
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Asset-Backed Securities    .         .        .        .          .         .       .        .         .          .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Bank Obligations           .         .        .        .          .         .       .        .         .          .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Brady Bonds                                   .        .                            .        .                    .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Convertibles Securities                       .        .                    .       .                             .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Corporate Debt             .         .        .        .          .         .       .        .         .          .         .
Instruments

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Foreign Instruments                           .        .                            .        .                    .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Illiquid Securities        .         .                 .          .         .       .        .                    .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Indexed Notes,                                .        .          .         .       .        .                    .         .
Currency
Exchange-Related
Securities and Similar
Securities

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Inflation-Indexed                    .        .        .          .         .       .        .         .          .         .
Securities

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Investment Companies                 .        .        .          .         .       .        .         .          .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Mortgage-Backed            .         .        .        .          .         .       .        .         .          .         .
Securities

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Multi-National                                .        .                            .        .                    .         .
Currency Unit
Securities or More
Than One Currency
Denomination

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Municipal  Instruments     .                  .        .                            .        .                    .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Repurchase and Reverse     .         .        .        .          .         .       .        .         .          .         .
Repurchase Agreements

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Stripped Instruments       .         .        .        .          .         .       .        .         .          .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Total Return Swaps                   .        .        .          .         .       .        .                    .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
U.S. Government and        .         .        .        .          .         .       .        .         .          .         .
Agency Securities

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Warrants                                      .        .                            .        .                    .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........
Zero Coupon Securities               .        .        .          .         .       .        .         .          .         .

 ........................ ....... .......... ....... ......... .......... ........ ...... .......... ......... .......... ........


Dollar Roll Transactions
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.


Duration Management
Duration   measures  a  bond's  price   volatility,
incorporating the following factors:
a.       the bond's yield,
b.       coupon interest payments,
c.       final maturity,
d.       call features, and
e.       prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:


a.       engaging in swaps;                                  d.       purchasing and selling futures contracts; and
b.       purchasing and selling caps, floors and collars;    e.       purchasing and selling options.
c.       purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When  a  Portfolio   sells  a  futures  or  forward
currency  contract for  non-hedging  purposes,  the
Portfolio  will  have  the  contractual   right  to
acquire:
1.       the securities,
2.       the foreign currency subject to the futures,
3.       the forward currency contract, or
4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. Forward Foreign Exchange Contracts A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.       Futures Contracts
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Market Portfolio may, unlike the other Fund Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging

e.    Options Contracts
An option is a contractual  right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks:  The value of the  security  on the
         date  of  delivery  may be less  than  its
         purchase  price,   presenting  a  possible
         loss of asset value.


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks:  The value of the  security  on the
         date  of  delivery  may be less  than  its
         purchase  price,   presenting  a  possible
         loss of asset value.



    ALLOWABLE INVESTMENTS AND ASSOCIATED RISKS


Asset-Backed Securities
Asset-backed  securities  are  secured by or backed
by  assets  other  than  mortgage-related   assets,
such as  automobile  and credit  card  receivables.
These    securities    are    sponsored   by   such
institutions   as   finance   companies,    finance
subsidiaries    of    industrial    companies   and
investment  banks.   Asset-backed  securities  have
structural      characteristics      similar     to
mortgage-backed     securities,     however,    the
underlying assets are not first lien mortgage loans or interests, but include assets such as:
a.       motor vehicle installment sale contracts,
b.       other installment sale contracts,
c.       leases of various types of real and personal property, and
d.       receivables from revolving credit (credit card) agreements.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.



Bank Obligations
Bank obligations are bank issued securities. These instruments include:
a.       Time Deposits,            e.       Deposit Notes,                      h.       Variable Rate Notes,
b.       Certificates of Deposit,  f.       Eurodollar Time deposits,           i.       Loan Participations,
c.       Bankers' Acceptances,     g.       Eurodollar Certificates of          j.       Variable Amount Master Demand Notes,
d.       Bank Notes,                    Deposit,                                k.       Yankee CDs, and
                                                                                l.       Custodial Receipts

         Risks:   Investing  in  bank   obligations
         exposes a  Portfolio  to risks  associated
         with   the   banking   industry   such  as
         interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

         Risks:   Investing   in   corporate   debt
         securities   subjects   a   Portfolio   to
         interest rate changes and credit risks.


Foreign Instruments

a.     Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of a Portfolios to different currencies based on its perception of the most favorable markets and issuers. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. A Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

b. Foreign Government, International and Supranational Agency Securities These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         Risks:   Generally,    foreign   financial
         markets  have  substantially  less  volume
         than  the  U.S.   market.   Securities  of
         many  foreign  companies  are less liquid,
         and their  prices are more  volatile  than
         securities    of    comparable    domestic
         companies.    Certain    Portfolios    may
         invest   portions   of  their   assets  in
         securities    denominated    in    foreign
         currencies.    These   investments   carry
         risks of  fluctuations  of exchange  rates
         relative  to the U.S.  dollar.  Securities
         issued by foreign  entities  (governments,
         corporations  etc.) may involve  risks not
         associated    with    U.S.    investments,
         including    expropriation    of   assets,
         taxation,      political     or     social
         instability  and low  financial  reporting
         standards--all    of   which   may   cause
         declines in investment returns.


Illiquid Securities
Illiquid  securities  cannot be sold or disposed of
in the  ordinary  course of business  within  seven
days  for   approximately  the  value  at  which  a
Portfolio   has   valued  the   securities.   These
include:
1. securities with legal or contractual restrictions on resale, 2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and 3. securities not having readily available market quotations. Although the Portfolios are allowed to invest up to 15% (10% in the case of the Money Market Portfolio) of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks:  Foreign  currency  markets  can be
         highly  volatile  and are subject to sharp
         price  fluctuations.   A  high  degree  of
         leverage is typical  for foreign  currency
         instruments   in  which  a  Portfolio  may
         invest.


Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

Investment Companies
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:
1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if a load fund) if, immediately after the acquisition: 1. the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company 2. securities issued by the acquired company would have an aggregate value exceeding 5% of the value of the total assets of the acquiring company; or 3. securities issued by the acquired company and all other investment companies would have an aggregate value in excess of 10% of the value of the acquiring company's total assets.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

         Risks: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.


Mortgage-Backed Securities
Mortgage-backed     securities    are    securities
representing   ownership   interests  in,  or  debt
obligations   secured  entirely  or  primarily  by,
"pools"  of  residential  or  commercial   mortgage
loans   or   other   mortgage-backed    securities.
Mortgage-backed securities may take a variety of forms, the most common being:
1.       Mortgage-pass through securities issued by
a.       the Government National Mortgage Association (Ginnie Mae),
b.       the Federal National Mortgage Association (Fannie Mae),
c.       the Federal Home Loan Mortgage Corporation (Freddie Mac),
d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks:        Investments        involving
         multi-national    currency    units    are
         subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:     Investments     in    municipal
         instruments    are    subject    to    the
         municipality's   ability  to  make  timely
         payment.  Municipal  instruments  may also
         be   subject  to   bankruptcy   protection
         should the municipality file for such protection.


Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or Investors Bank & Trust Co. agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a later date for an agreed upon price. Under a reverse
repurchase  agreement,   a  primary  or  reporting  dealer  in  U.S.  Government
Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments  are  bonds,  reduced  to its
two  components:  its  rights to  receive  periodic
interest  payments  (IOs)  and  rights  to  receive
principal   repayments  (POs).  Each  component  is
then sold separately.  Such instruments include:
a.       Municipal Bond Strips
b.       Treasury Strips
c.       Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.


U.S.   Government   and  Agency   Securities  and
Government-Sponsored Enterprises/Federal Agencies
U.S.  Government  and agency  securities are issued
by or  guaranteed  as to principal  and interest by
the    U.S.    Government,    its    agencies    or
instrumentalities  and  supported by the full faith
and  credit  of  the  United  States.  A  Portfolio
may also  invest in other  securities  which may be
issued  by a U.S.  Government-sponsored  enterprise
or  federal  agency,  and  supported  either by its
ability  to  borrow  from the U.S.  Treasury  or by
its own credit  standing.  Such  securities  do not
constitute   direct   obligations   of  the  United
States  but  are  issued,  in  general,  under  the
authority  of an Act of  Congress.  The universe of
eligible  securities  in these  categories  include
those sponsored by:
a.       U.S. Treasury Department,
b.       Farmer's Home Administration,
c.       Federal Home Loan Mortgage Corporation,
d.       Federal National Mortgage Association,
e.       Student Loan Marketing Association, and
f.       Government National Mortgage Association.


         Risks:   Investing  in  securities  backed
         by the full  faith and  credit of the U.S.
         Government  are  guaranteed   only  as  to
         interest    rate   and   face   value   at
         maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges

         Risks:   Warrants   retain   their   value
         only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.

         Supplemental Investment Policies

Mortgage Libor Portfolio, Limited Duration Portfolio, Mortgage-Backed Portfolio, Asset-Backed Portfolio, High Yield Portfolio, U.S. Treasury Portfolio, U.S. Corporate Portfolio, Broad Market Portfolio These Portfolios may invest more than 5% of its net assets in futures margins and/or premiums on options only if those net assets are being used for bona fide hedging purposes.

U.S. Short-Term Portfolio
Up to 35% of the Portfolio's total assets may be invested in non-U.S. dollar denominated debt securities. No more than 5% of the Portfolio's total assets may be invested in the securities of any one issuer (other than the U.S. Government and its agencies). The Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes. The Portfolio may not enter into repurchase agreements or reverse repurchase agreements if it would result in more than 25% of the Portfolio's assets being subject to repurchase agreements and/or reverse repurchase agreements.

Limited Duration Portfolio
Up to 35% of the  Portfolio's  total  assets may be
invested    in    non-U.S.    dollar    denominated
securities.

U.S. Treasury Portfolio
The Portfolio may invest up to 5% of its total assets in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.

U.S. Corporate Portfolio
The  Portfolio  may  invest  up to 35% of its total
assets  in  non-dollar-denominated  corporate  debt
obligations  of  foreign  issuers,  or  other  U.S.
dollar-denominated        non-corporate        debt
obligations.

Broad Market Portfolio
The  Portfolio  has  limited  exposure  to non-U.S.
dollar denominated securities.


                Portfolio Turnover

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


            FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by Ernst & Young, LLP. You will find the auditor's report and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.


===============================================================================================================================
                                       MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
                                     (in whole dollars except where otherwise indicated)

===============================================================================================================================
     For a share outstanding throughout the period         Year Ended     Year Ended    Year Ended   Year Ended    Year Ended
                                                            12/31/98       12/31/97      12/31/96     12/31/95      12/31/94
-------------------------------------------------------- --------------- ------------- ------------- ------------ =============
Net asset value at beginning of period                   1.00              1.00          1.00          1.00        1.00
-------------------------------------------------------- --------------- ------------- ------------- ------------ =============
Net investment income                                    0.05              0.05          0.05          0.06        0.04
Net realized gains or (losses) on investments            ---               ---           0.00**        0.00**      0.00 **
======================================================== --------------- ------------- ------------- ------------ =============
Total from investment operations                         0.05              0.05          0.05          0.06        0.04
======================================================== --------------- ------------- ------------- ------------ =============
Distributions from net investment income                 0.05              0.05          0.05          0.06        0.04
Distributions from net realized gain on investments      ---               ---           0.00**        ---         ---
Distributions in excess of net investment income         ---               ---           ---           ---         0.00**
-------------------------------------------------------- --------------- ------------- ------------- ------------ =============
Total distributions                                      0.05              0.05          0.05          0.06        0.04
======================================================== --------------- ------------- ------------- ------------ =============
Net asset value at end of period                         $1.00             1.00          1.00          1.00        1.00
======================================================== --------------- ------------- ------------- ------------ =============
Total return on investment                               5.51%             5.46%         5.18%         5.74%       4.13%
Net assets at end of period in 000's                     29,451            26,152        25,047        25,870      22,006
Ratio of operating expenses to average net assets  (a)   0.25%             0.30%         0.40%         0.40%       0.40%
Ratio of net investment income to average net assets     5.29%             5.33%         5.05%         5.58%       4.16%
Decrease in above expense ratios due to waiver of
  investment advisory and administration fees and
  reimbursement of other expenses                        0.11%             0.16%         0.30%         0.37%       0.64%
======================================================== =============== ------------- ============= ------------ =============

(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized *Commencement of operations **Rounds to less than $0.01


=================================================================================================================================
                 U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
               (in whole dollars except where otherwise indicated)

=================================================================================================================================
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD     Year Ended     Year Ended      Year Ended       Year Ended      Year Ended
                                                    12/31/98       12/31/97        12/31/96         12/31/95        12/31/94

------------------------------------------------ --------------- -------------- ---------------- --------------- ================
Net asset value at beginning of period           9.97            9.85           9.88             9.89            9.98
------------------------------------------------ --------------- -------------- ---------------- --------------- ================
Net investment income                            0.54            0.57           0.55             0.56            0.44
Net realized and unrealized gains or (losses)    (0.01)          (0.08)         (0.03)           (0.01)          (0.08)
  on investments, financial futures and option
  contracts and foreign currency-related
  transactions
------------------------------------------------ --------------- -------------- ---------------- --------------- ================
Total from investment operations                 0.53            0.49           0.52             0.55            0.36
------------------------------------------------ --------------- -------------- ---------------- --------------- ================
Distributions from net investment income         0.54            0.57           0.55             0.56            0.45
Distributions in excess of net investment        ---             ---            ---              0.00**          0.00**
  income
------------------------------------------------ --------------- -------------- ---------------- --------------- ================
Total distributions                              0.54            0.57           0.55             0.56            0.45
================================================ --------------- -------------- ---------------- --------------- ================
Net asset value at end of period                 9.76            9.77           9.85             9.88            9.89
================================================ --------------- -------------- ---------------- --------------- ================
Total return on investment                       5.59%           5.09%          5.45%            5.71%           3.71%
Net assets at end of period in 000's             840,366         486,906        355,257          457,425         290,695
Ratio of operating expenses to average net
  assets, exclusive of interest expense (a)      0.25%           0.25%          0.27%            0.40%           0.40%
Ratio of operating expenses to average net
  assets, inclusive of interest expense (a)      0.25%           0.26%          0.40%            0.51%           0.43%
Ratio of net investment income to average net    5.48%           5.78%          5.62%            5.64%           4.14%
  assets (a)
Decrease in above expense ratios due to waiver
  of investment advisory fees and                0.17%           0.18%          0.05%            0.07%           0.08%
  administration fees
================================================ =============== -------------- ---------------- =============== ================

  (a)   Net of waivers and reimbursements
** Rounds to less than $0.01


  ==============================================================================================================================
                 LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                  (in whole dollars unless otherwise indicated)

  ==============================================================================================================================
  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD     Year Ended      Year Ended      Year Ended     Year Ended      Year Ended
                                                     12/31/98        12/31/97        12/31/96       12/31/95        12/31/94
  ----------------------------------------------- --------------- ---------------- -------------- -------------- ===============
  Net asset value at beginning of period           9.93            9.93             10.00         9.55           9.95
  ----------------------------------------------- --------------- ---------------- -------------- -------------- ===============
  Net investment income                            0.55            0.62             0.55          0.60           0.43
  Net realized gains or (losses) on investments    0.11            0.08             (0.04)        0.45           (0.40)
  ----------------------------------------------- --------------- ---------------- -------------- -------------- ===============
  Total investment income                          0.66            0.70             0.51          1.05           0.03
  ----------------------------------------------- --------------- ---------------- -------------- -------------- ===============
  Distributions from net investment income         0.55            0.62             0.55          0.60           0.43
  Distributions in excess of net investment        0.00*           ---              0.00**        ---            ---
    income
  Net realized and unrealized gains or (losses)
    on investments, financial futures and
    option contracts and foreign                   0.11            0.08             0.03          ---            ---
    currency-related transactions
  ----------------------------------------------- --------------- ---------------- -------------- -------------- ===============
  Total distributions                              0.66            0.70             0.58          0.60           0.43
  ----------------------------------------------- --------------- ---------------- -------------- -------------- ===============
  Net asset value at end of period                 9.93            9.93             9.93          10.00          9.55
  =============================================== --------------- ---------------- -------------- -------------- ===============
  Total return on investment                       6.79%           7.21%            5.29%         11.26%         0.29%
  Net assets at end of period in 000's             89,521          40,029           42,100        5,080          4,338
  Ratio of operating expenses to average net
    assets, exclusive of interest expense (a)      0.30%           0.30%            0.31%         0.50%          0.50%
  Ratio of operating expenses to average net
    assets, inclusive of interest expense (a)      0.30%           0.60%            0.49%         1.41%          1.74%
  Ratio of net investment income to average net    5.48%           6.10%            5.79%         6.09%          4.43%
    assets (a)
  Decrease in above expense ratios due to
    waiver of investment advisory fees and         0.22%           0.31%            0.15%         0.53%          0.57%
    reimbursements of other expenses
  Portfolio turnover rate                          1,059%          1,292%           1,387%        1,075%         343%
  =============================================== =============== ================ ============== ============== ===============

  (a)  Net of waivers and reimbursements
  **Rounds to less than $0.01


   =============================================================================================================================
                 MORTGAGE-BACKED PORTFOLIO FINANCIAL HIGHLIGHTS
                  (in whole dollars unless otherwise indicated)
   =============================================================================================================================
                FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  Year Ended       Year Ended    From 4/29/96* to
                                                                                12/31/98         12/31/97         12/31/96
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Net asset value at beginning of period                                   10.30               10.16           10.00
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Net investment income                                                    0.68                0.68            0.41
   Net realized gains on investments                                        0.07                0.32            0.23
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Total investment income                                                  0.75                1.00            0.64
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Distributions from net investment income                                 0.65                0.63            0.41
   Distributions in excess of net investment income                         ---                 0.05            0.06
   Distributions from net realized gain on investments, short sales, and
     financial futures and options contracts                                0.22                0.18            0.01
   ======================================================================== ------------------ -------------- ==================
   Total distributions                                                      0.87                0.86            0.48
   ======================================================================== ------------------ -------------- ==================
   Net asset value at end of period                                         $10.18              10.30           10.16
   ======================================================================== ------------------ -------------- ==================
   Total return on investment                                               7.42%               10.19%          6.54% (c)
   Net assets at end of period in 000's                                     813,367             655,271         220,990
   Ratio of operating expenses to average net assets, exclusive of          0.23%               0.38%           0.45% (b)
   interest expense (a)
   Ratio of operating expenses to average net assets, inclusive of          0.37%               0.47%           0.88% (b)
   interest expense (a)
   Ratio of net investment income to average net assets (a)                 6.33%               6.07%           7.61% (b)
   Decrease in above expense ratios due to waiver of investment advisory
     fees and reimbursement of other expenses                               0.20%               0.07%           0.10% (b)
   Portfolio turnover rate                                                  843%                3,396%          590%
   ======================================================================== ================== ============== ==================

   (a)   Net of waivers and reimbursements
   (b) Annualized
   (c)  Not annualized
    * Commencement of operations

This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C., 600 Fifth Avenue, New York, NY 10020 at their toll free telephone number (800) 762-4848 [or (212) 332-5211, if within New York City].

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-6009.
































33-27896/811-5796












                                                       FFTW FUNDS, INC.






===============================================================================
                                              Prospectus
                                 GLOBAL AND INTERNATIONAL Portfolios
===============================================================================



                                                         May 3, 1999



     o        Global Tactical Exposure     o        International                       o        Global High Yield
     o        Worldwide                    o        International Opportunities         o        Inflation-Indexed
     o        Worldwide-Hedged             o        International Corporate             o        Inflation-Indexed Hedged
                                           o        Emerging Markets




The Securities and Exchange Commission has not approved any Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                       CONTENTS


                                                                                Page
  The Fund
  Summary of Investment Objectives and Descriptions
  General Risks Associated with the Fund's Investment Policies and Investment
  Techniques
  Shareholder Transaction Expenses for Each Portfolio
  Portfolio Summaries and Financial Highlights
  Key to Portfolio Summary Terms
       Global Tactical Exposure Portfolio
       Worldwide Portfolio
       Worldwide-Hedged Portfolio
       International Portfolio
       International Opportunities Portfolio
       International Corporate Portfolio
       Emerging Markets Portfolio
       Global High Yield Portfolio
       Inflation-Indexed Portfolio
       Inflation-Indexed Hedged Portfolio
  Investment Information
       General Investment Techniques/Strategies and Associated Risks
       General Description of Investments and Associated Risks
       Portfolio Turnover
  Shareholder Information
       Distribution of Fund Shares
       Purchases
      Wiring Instructions
       Redemptions
       Determination of Net Asset Value
       Dividends
       Voting Rights
       Tax Considerations
  Fund Management
       Board of Directors
       Investment Adviser
       Investment Sub-Adviser
       Portfolio Managers
       Administrator
      Potential Year 2000 Problem
      The Euro
       Control Person
       Custodian and Accounting Agent
       Transfer and Dividend Disbursing Agent
       Legal Counsel
       Independent Auditors
  Shareholder Inquiries


                  RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the allowable investment strategies, allowable investments and their associated risks will follow.


===================================================================================================================================

                       GLOBAL TACTICAL EXPOSURE PORTFOLIO

==================================== ==============================================================================================
Investment Objective:                To attain a high level of total return as may be consistent with the preservation of capital.

==================================== ==============================================================================================
Principal Investment Strategies:     The  Portfolio  primarily  invests in high  quality  (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally  recognized  statistical rating  organization)
                                     debt securities from worldwide and markets.  The systemic risk of non-U.S.  market currencies are hedged via an index swap.  The  performance  objective of the  Portfolio is to outperform the J.P. Morgan 3 Month Eurodeposit Index.

==================================== ....... ............ ................. ................. ............. =======================
        Minimum Quality Rating:                                 S&P             Moody's                            Average
                                      S&P:    Moody's:     (Short Term):     (Short Term):     Thompson:      Portfolio Quality:
                                      BBB-      Baa3            A-2               P-2              B               AA (Aa)

==================================== ==============================================================================================
        Investment Policies:         At least 65% of the  Portfolio's  total  assets  must be  invested  in debt  securities  from worldwide  bond  markets,  denominated  in both U.S.  dollars  and  foreign  currencies.  The
                                     Portfolio  will  maintain  investments  in debt  securities  of issuers  from at least  three different  countries  including the U.S. At least 35% of the Portfolio's total assets will be invested in debt  securities  from  jurisdictions  outside the U.S. For  temporary  defensive purposes,  100%  of  the  Portfolio's  total  assets  may  be  invested  in  U.S.  Government securities,  cash or cash  equivalent  securities.  The Portfolio  will  actively  hedge risk through the use of an index swap.  The Portfolio is non-diversified.

==================================== .................... ........................................ ================================
        Principal Investments:       o                    o        Foreign Instruments             o        Total Return Swaps
        (See pages 24-30 of this          Asset-Backed    o        Indexed Notes, Currency         o        U.S. Government and
        Prospectus for a more             Securities           Exchange-Related Securities and          Agency Securities
        detailed description of      o        Bank             Similar Securities
        allowable investments)            Obligations
                                     o        Corporate
                                          Debt
                                          Instruments

==================================== ==============================================================================================
Principal Risks:                     A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus for   o                    o        Hedging risk                    o        Market risk
a more detailed description of            Correlation     o        Interest rate risk              o        Non-diversification
each risk)                                risk            o        Leverage risk                        risk
                                     o        Credit      o        Liquidity risk                  o        Prepayment risk
                                          risk
                                     o        Currency
                                          risk
                                     o        Futures
                                          risk

==================================== ==================== ======================================== ================================


===================================================================================================================================

                               WORLDWIDE PORTFOLIO

================================== ================================================================================================
Investment Objective:              To attain a high level of total return as may be consistent with the preservation of capital.

================================== ================================================================================================
Principal                          Investment Strategies:  The Portfolio invests
                                   primarily  in high  quality  (rating of AA by
                                   S&P, Aa by Moody's or a comparable rating, or
                                   higher   from   a    nationally    recognized
                                   statistical    rating    organization)   debt
                                   securities   from   worldwide  bond  markets,
                                   denominated in both U.S.  dollars and foreign
                                   currencies.  The performance objective of the
                                   Portfolio is to  outperform  the J.P.  Morgan
                                   Global Government Bond Index (Unhedged).

================================== ......... ............ ................. .................. ............. ======================
       Minimum Quality Rating:                                  S&P              Moody's                            Average
                                     S&P:     Moody's:     (Short Term):      (Short Term):     Thompson:     Portfolio Quality:
                                     BBB-       Baa3            A-2                P-2              B               AA (Aa)

 .................................. ================================================================================================
       Investment                  Policies:  At  least  65% of the  Portfolio's
                                   total assets must be invested in high quality
                                   debt  securities from worldwide bond markets,
                                   denominated in both U.S.  dollars and foreign
                                   currencies.   The  Portfolio   will  maintain
                                   investments  in debt  securities  of  issuers
                                   from  at  least  three  different   countries
                                   including  the  U.S.  At  least  35%  of  the
                                   Portfolio's  total assets will be invested in
                                   debt  securities from  jurisdictions  outside
                                   the U.S. For  temporary  defensive  purposes,
                                   100% of the  Portfolio's  total assets may be
                                   invested in U.S. Government securities,  cash
                                   or cash equivalent securities.  The Portfolio
                                   is non-diversified.

 .................................. ================================================================================================
       Principal Investments:      o        Asset-Backed Securities
       (See pages 24-30 of this    o        U.S. Government and Agency Securities
       Prospectus for a more       o        Corporate Debt Instruments
       detailed description of     o        Foreign Instruments
       allowable investments)


================================== ================================================================================================
Principal Risks:                   A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus     o        Correlation risk   o        Hedging risk        o        Market risk
for a more detailed description    o        Credit risk        o        Interest rate risk  o        Non-diversification risk
of each risk)                      o        Currency risk      o        Leverage risk       o        Prepayment risk
                                   o        Futures risk       o        Liquidity risk

================================== =========================== ============================ =======================================


==================================================================================================================================

                           WORLDWIDE-HEDGED PORTFOLIO

===================================== ============================================================================================
Investment Objective:                 To  attain a high  level of total  return as may be  consistent  with the  preservation  of capital.


===================================== ============================================================================================
Principal                             Investment   Strategies:   The   Portfolio
                                      invests  primarily in high quality (rating
                                      of  AA  by  S&P,   Aa  by   Moody's  or  a
                                      comparable   rating,   or  higher  from  a
                                      nationally  recognized  statistical rating
                                      organization)    debt    securities   from
                                      worldwide  bond  markets,  denominated  in
                                      both U.S.  dollars and foreign  securities
                                      and  actively  utilizes  currency  hedging
                                      techniques.  The performance  objective of
                                      the  Portfolio is to  outperform  the J.P.
                                      Morgan   Global   Government   Bond  Index
                                      (Hedged).

===================================== ....... ............. ................ ................. ............. =====================
        Minimum Quality                                           S&P            Moody's                           Average
                                       S&P:     Moody's:     (Short Term):    (Short Term):     Thompson:     Portfolio Quality:
        Rating:                        BBB-       Baa3            A-2              P-2              B              AA (Aa)

===================================== ============================================================================================
        Investment Policies:          At least  65% of the  Portfolio's  total  assets  must be  invested  in high  quality  debt securities  from  worldwide  bond  markets,  denominated  in both U.S.  dollars and foreign currencies.  The Portfolio will maintain  investments in debt securities of issuers from at least three different  countries  including the U.S. At least 35% of the Portfolio's  total assets  must be  invested  in debt  securities  from  jurisdictions  outside  the U.S. As a fundamental  policy,  to the extent feasible,  the Portfolio will actively utilize currency hedging  techniques  to hedge at least 65% of its total  assets.  For  temporary  defensive purposes,  100%  of the  Portfolio's  total  assets  may be  invested  in  U.S.  Government securities, cash or cash equivalent securities.  The Portfolio is non-diversified.

===================================== ============================================================================================
        Principal Investments:        o        Asset-Backed Securities
        (See pages 24-30 of this      o        Corporate Debt Instruments
        Prospectus for a more         o        Foreign Instruments
        detailed description of       o        Indexed Notes, Currency Exchange-Related Securities and Similar Securities
        allowable investments)        o        U.S. Government and Agency Securities


===================================== ============================================================================================
Principal Risks:                      A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus for    o                     o        Hedging risk               o        Market risk
a more detailed description of each        Correlation      o        Interest rate risk         o        Non-diversification risk
risk)                                      risk             o        Leverage risk              o        Prepayment risk
                                      o        Credit       o        Liquidity risk
                                           risk
                                      o        Currency
                                           risk
                                      o        Futures
                                           risk

===================================== ===================== =================================== ==================================


====================================================================================================================================

                             INTERNATIONAL PORTFOLIO

================================== =================================================================================================
Investment Objective:              To attain a high level of return of total return as may be consistent  with the  preservation of capital.

================================== =================================================================================================
Principal Investment Strategies:   The  Portfolio  primarily  invests  in high  quality  (rating  of AA by S&P,  Aa by Moody's or a comparable rating, or higher from a nationally recognized  statistical rating organization) debt securities from worldwide bond markets,  excluding the U.S.  denominated in foreign  currencies.
                                   The performance  objective of the Portfolio is to outperform the J.P.  Morgan Global  Government
                                   Bond Index (Non-U.S. Unhedged).

================================== ......... .............. ................ ................. .............. ======================
       Minimum Quality Rating:                                    S&P            Moody's                             Average
                                     S&P:      Moody's:      (Short Term):    (Short Term):      Thompson:     Portfolio Quality:
                                     BBB-        Baa3             A-2              P-2               B               AA (Aa)

 .................................. =================================================================================================
       Investment                  Policies:  At  least  65% of the  Portfolio's
                                   total assets must be invested in high quality
                                   fixed income  securities  from worldwide bond
                                   markets,  denominated in foreign  currencies.
                                   The Portfolio  will maintain  investments  in
                                   debt  securities  of  issuers  from at  least
                                   three  different  countries.  At least 65% of
                                   the Portfolio's total assets will be invested
                                   in debt securities from jurisdictions outside
                                   the U.S. For  temporary  defensive  purposes,
                                   100% of the  Portfolio's  total assets may be
                                   invested in U.S. Government securities,  cash
                                   or cash equivalent securities.  The Portfolio
                                   is non-diversified.

 .................................. =================================================================================================
       Principal Investments:      o        Corporate Debt Instruments
       (See pages 24-30 of this    o        Foreign Instruments
       Prospectus for a more
       detailed description of
       allowable investments)

================================== =================================================================================================
Principal Risks:                   A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus     o        Correlation risk    o        Hedging risk             o        Market risk
for a more detailed description    o        Credit risk         o        Interest rate risk       o        Non-diversification risk
of each risk)                      o        Currency risk       o        Leverage risk            o        Prepayment risk
                                   o        Futures risk        o        Liquidity risk

================================== ============================ ================================= ==================================


==================================================================================================================================

                      INTERNATIONAL OPPORTUNITIES PORTFOLIO

================================== ===============================================================================================
Investment Objective:              To attain a high level of total return as may be consistent with the preservation of capital.

================================== ===============================================================================================
Principal Investment Strategies:   Once it commences  investment  activity,  the Portfolio will primarily  invest in high quality
                                   (rating of AA by S&P,  Aa by Moody's  or a  comparable  rating,  or higher  from a  nationally recognized  statistical  rating  organization)  debt  securities  from worldwide bond markets, excluding  the U.S.,  denominated  in foreign  currencies.  The  currency  hedge ratio will be actively  managed.  The  performance  objective of the Portfolio is to outperform the lower of the J.P. Morgan Global Government Bond Indices (Non-U.S. Hedged or Non-U.S. Unhedged).

================================== ........ ............. ................. ................. ............. ======================
       Minimum Quality Rating:                                  S&P             Moody's                            Average
                                    S&P:      Moody's:     (Short Term):     (Short Term):     Thompson:     Portfolio Quality:
                                    BBB-        Baa3            A-2               P-2              B               AA (Aa)

================================== ===============================================================================================
       Investment                  Policies:  At  least  65% of the  Portfolio's
                                   total assets must be invested in high quality
                                   debt  securities  from worldwide bond markets
                                   denominated   in  foreign   currencies.   The
                                   Portfolio  will maintain  investments in debt
                                   securities  of  issuers  from at least  three
                                   different  countries.  At  least  65%  of the
                                   Portfolio's  total assets will be invested in
                                   debt  securities from  jurisdictions  outside
                                   the U.S. The Portfolio may engage in currency
                                   hedging  techniques.  For temporary defensive
                                   purposes,   100%  of  the  Portfolio's  total
                                   assets  may be  invested  in U.S.  Government
                                   securities,    cash   or   cash    equivalent
                                   securities. The Portfolio is non-diversified.

================================== ===============================================================================================
       Principal Investments:      o        Foreign Instruments
       (See pages 24-30 of this
       Prospectus for a more
       detailed description of
       allowable investments)

================================== ===============================================================================================
Principal Risks:                   A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus     o        Correlation risk  o        Hedging risk              o        Market risk
for a more detailed description    o        Credit risk       o        Interest rate risk        o        Non-diversification
of each risk)                      o        Currency risk     o        Leverage risk                  risk
                                   o        Futures risk      o        Liquidity risk            o        Prepayment risk

================================== ========================== ================================== =================================


==================================================================================================================================

                        INTERNATIONAL CORPORATE PORTFOLIO

===================================== ============================================================================================
Investment Objective:                 To  attain a high  level of total  return as may be  consistent  with the  preservation  of capital.


===================================== ============================================================================================
Principal                             Investment  Strategies:  Once it commences
                                      investment  activity,  the Portfolio  will
                                      primarily   invest  in  investment   grade
                                      corporate   debt   from   worldwide   bond
                                      markets. The performance  objective of the
                                      Portfolio  is  to  outperform  the  Lehman
                                      Brothers Euro Corporate Bond Index.

===================================== ....... ............. ............... ................. ............. ======================
        Minimum Quality Rating:                                  S&P            Moody's                            Average
                                       S&P:     Moody's:    (Short Term):    (Short Term):     Thompson:     Portfolio Quality:
                                       BBB-       Baa3           A-2              P-2              B               AA (Aa)

===================================== ============================================================================================
        Investment Policies:          At  least  65% of the  Portfolio's  total  assets  must be  invested  in  investment  grade corporate debt  securities from worldwide bond markets  denominated in foreign  currencies.
                                      The Portfolio will maintain  investments  in corporate  debt  securities of issuers from at least three  different  countries.  At least 65% of the  Portfolio's  total  assets will be invested in corporate debt  securities  from  jurisdictions  outside the U.S. For temporary defensive  purposes,  100%  of the  Portfolio's  total  assets  may  be  invested  in  U.S.
                                      Government   securities,   cash  or  cash   equivalent   securities.   The   Portfolio   is
                                      non-diversified.

===================================== ============================================================================================
        Principal Investments:        o        Corporate Debt Instruments
        (See pages 24-30 of this      o        Foreign Instruments
        Prospectus for a more
        detailed description of
        allowable investments)

===================================== ============================================================================================
Principal Risks:                      A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus for    o        Correlation risk   o        Hedging risk           o        Market risk
a more detailed description of each   o        Credit risk        o        Interest rate risk     o        Non-diversification
risk)                                 o        Currency risk      o        Leverage risk               risk
                                      o        Futures risk       o        Liquidity risk         o        Prepayment risk

===================================== =========================== =============================== ================================

                  THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


===================================================================================================================================

                           EMERGING MARKETS PORTFOLIO

================================= =================================================================================================
Investment Objective:             To attain a high level of total return as may be consistent with the preservation of capital.

================================= =================================================================================================
Principal Investment Strategies:  The  Portfolio  primarily  invests in debt  securities  from bond  markets in  emerging  markets countries,  denominated in local  currencies or OECD currencies  denominated in local currencies or currencies of OCED countries.  The performance  objective of the Portfolio is to outperform a composite  index,  consisting of 60% J.P.  Morgan Emerging Local Markets Index Plus and 40% J.P.
                                  Morgan Emerging Markets Bond Index Plus. The Adviser/Sub-Adviser  intends to actively manage the
                                  Portfolio and will allocate the Portfolio's  investment  assets among various  emerging  markets countries  (and  currencies).  Such  allocations  are not expected to be  comparable  to, nor as diverse as the  allocations  accorded to such markets (and  currencies) by the major bond market indices.  Portfolio  managers will screen out credit or default risks and highlight  potentially risky emerging  market  currencies by employing a fundamental  economic  analysis and internally developed models.

================================= .......... ............ .................. ................ .............. ======================
      Minimum Quality Rating:                                    S&P             Moody's                            Average
                                    S&P:      Moody's:      (Short Term):     (Short Term):     Thompson:     Portfolio Quality:
                                    CCC-        Caa3              C                P-3            LC-3                 B

================================= =================================================================================================
      Investment                  Policies:  At  least  65% of  the  Portfolio's
                                  total   assets   must  be   invested  in  debt
                                  securities   from  bond  markets  in  emerging
                                  countries  denominated in local  currencies or
                                  currencies  of OECD  countries.  The Portfolio
                                  will maintain  investments in debt  securities
                                  of  issuers  from  at  least  three  different
                                  countries  including  the U.S.  For  temporary
                                  defensive  purposes,  100% of the  Portfolio's
                                  total   assets   may  be   invested   in  U.S.
                                  Government securities, cash or cash equivalent
                                  securities. The Portfolio is non-diversified.

================================= =================================================================================================
      Principal Investments:      o        Brady Bonds
      (See pages 24-30 of this    o        Indexed Notes, Currency Exchange-Related Securities and Similar Securities
      Prospectus for a more       o        Foreign Instruments
      detailed description of     o        Illiquid Securities
      allowable investments)
================================= =================================================================================================
Principal Risks:                  A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus    o        Correlation risk       o        Futures risk           o        Liquidity risk
for a more detailed description   o        Credit risk            o        Hedging risk           o        Market risk
of each risk)                     o        Currency risk          o        Interest rate risk     o        Non-diversification
                                                                  o        Leverage risk               risk
                                                                                                  o        Prepayment risk

================================= =================================================================================================
       Note:                      Special  Risks  Emerging   markets  bonds  are
                                  issued by countries  which may have relatively
                                  unstable governments, may be highly vulnerable
                                  to   changes   in   local  or   global   trade
                                  conditions,  and/or may suffer  from  volatile
                                  debt burdens or inflation  rates. As a result,
                                  the  risk  of   default  is  higher  on  these
                                  instruments  than it would be on an investment
                                  grade  bond.  Such bonds pay higher  yields to
                                  compensate for their greater risk.

================================= =================================================================================================


==================================================================================================================================

                           GLOBAL HIGH YIELD PORTFOLIO

================================= ================================================================================================
Investment Objective:             To attain a high level of total return as may be consistent with the preservation of capital.


================================= ================================================================================================
Principal                         Investment   Strategies:   Once  it  commences
                                  investment   activity,   the  Portfolio   will
                                  primarily    invest   in   high   yield   debt
                                  securities. High yield bonds (also referred to
                                  as "junk  bonds") have a rating of BB or lower
                                  and pay a higher yield to  compensate  for its
                                  greater risk. The performance objective of the
                                  Portfolio is to  outperform  the Salomon Smith
                                  Barney All BB and B Rated Issues Index.

================================= ......... ............. ................. ................. ............. ======================
      Minimum Quality Rating:                                   S&P             Moody's                            Average
                                    S&P:      Moody's:     (Short Term):     (Short Term):     Thompson:     Portfolio Quality:
                                    CCC-        Caa3             C                P-3             LC-3                B

 ................................. ================================================================================================
      Investment                  Policies:  At  least  65% of  the  Portfolio's
                                  total  assets  must be  invested in high yield
                                  debt  securities  from  worldwide bond markets
                                  denominated  in both U.S.  dollars and foreign
                                  currencies.     Portfolio     will    maintain
                                  investments in debt securities of issuers from
                                  at least three different  countries  including
                                  the U.S. At least 35% of the Portfolio's total
                                  assets  will be  invested  in debt  securities
                                  from   jurisdictions   outside  the  U.S.  For
                                  temporary  defensive  purposes,  100%  of  the
                                  Portfolio's  total  assets may be  invested in
                                  U.S.  Government  securities,   cash  or  cash
                                  equivalent   securities.   The   Portfolio  is
                                  non-diversified.

 ................................. ================================================================================================
      Principal Investments:      o        Corporate Debt Instruments
      (See pages 24-30 of this    o        Foreign Instruments
      Prospectus for a more       o        Indexed Notes, Currency Exchange-Related Securities and Similar Securities
      detailed description of
      allowable investments)

================================= ================================================================================================
Principal Risks:                  A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus    o        Correlation risk   o        Hedging risk              o        Market risk
for a more detailed description   o        Credit risk        o        Interest rate risk        o        Non-diversification
of each risk)                     o        Currency risk      o        Leverage risk                  risk
                                  o        Futures risk       o        Liquidity risk            o        Prepayment risk

 .................................
                                  ================================================================================================
Note:                             Special  Risks Also known as junk bonds,  high
                                  yield  bonds are  issued by  corporations  who
                                  either do not have long track records of sales
                                  and   earnings,   or  by  those  who   possess
                                  questionable credit strength. As a result, the
                                  risk of default is higher on these instruments
                                  than it would be on an investment  grade bond.
                                  High yield  bonds have  ratings of BB or lower
                                  and pay higher yields to compensate  for their
                                  greater risk.

================================= ================================================================================================

                      THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


===================================================================================================================================

                           INFLATION-INDEXED PORTFOLIO

==================================== ==============================================================================================
Investment Objective:                To  attain a high  level of  return in excess  of  inflation  as may be  consistent  with the preservation of capital.

==================================== ==============================================================================================
Principal                            Investment   Strategies:    The   Portfolio
                                     primarily  invests  in  securities  with  a
                                     coupon rate and/or principal amount, linked
                                     to the inflation  rate from  worldwide bond
                                     markets,  denominated in both U.S.  dollars
                                     and  foreign  securities.  The  performance
                                     objective of the Portfolio is to outperform
                                     the Lehman Brothers Global Real Index.

==================================== ....... .............. ................. ................. ............. =====================
        Minimum Quality Rating:                                   S&P             Moody's                           Average
                                      S&P:     Moody's:      (Short Term):     (Short Term):     Thompson:     Portfolio Quality:
                                      BBB-       Baa3             A-2               P-2              B              AA (Aa)

 .................................... ==============================================================================================
        Investment                   Policies:  At least 65% of the  Portfolio's
                                     total  assets must be invested in inflation
                                     indexed  securities.  The  Portfolio is not
                                     required to invest any  minimum  percentage
                                     of its assets in debt securities of issuers
                                     located outside the U.S. nor in any minimum
                                     number  of  countries  or  currencies.  For
                                     temporary defensive  purposes,  100% of the
                                     Portfolio's total assets may be invested in
                                     U.S.  Government  securities,  cash or cash
                                     equivalent  securities.  The  Portfolio  is
                                     non-diversified.

 .................................... ==============================================================================================
        Principal Investments:       o        Foreign Instruments
        (See pages 24-30 of this     o        Inflation-Indexed Securities
        Prospectus for a more
        detailed description of
        allowable investments)

==================================== ==============================================================================================
Principal Risks:                     A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus for   o        Correlation   o        Hedging risk          o        Market risk
a more detailed description of            risk              o        Interest rate risk    o        Non-diversification risk
each risk)                           o        Credit risk   o        Leverage risk         o        Prepayment risk
                                     o        Currency      o        Liquidity risk
                                          risk
                                     o        Futures risk

==================================== ====================== ============================== ========================================


               PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


===================================================================================================================================

                       INFLATION-INDEXED HEDGED PORTFOLIO

================================== ================================================================================================
Investment Objective:              To  attain a high  level of  return  in  excess  of  inflation  as may be  consistent  with the preservation of capital.

================================== ================================================================================================
Principal                          Investment  Strategies:   Once  it  commences
                                   investment   activity,   the  Portfolio  will
                                   primarily  invest in securities with a coupon
                                   rate and/or principal  amount,  linked to the
                                   inflation  rate from  worldwide bond markets,
                                   denominated in both U.S.  dollars and foreign
                                   securities.  The Portfolio will also actively
                                   utilize  currency  hedging  techniques.   The
                                   performance  objective of the Portfolio is to
                                   outperform  the Lehman  Brothers  Global Real
                                   Index.

================================== ........... ............. ................ ................. ............. =====================
       Minimum Quality Rating:                                     S&P            Moody's                           Average
                                      S&P:       Moody's:     (Short Term):    (Short Term):     Thompson:     Portfolio Quality:
                                      BBB-         Baa3            A-2              P-2              B              AA (Aa)

================================== ================================================================================================
       Investment                  Policies:  At  least  65% of the  Portfolio's
                                   total  assets must be  invested in  inflation
                                   indexed securities.  As a fundamental policy,
                                   the Portfolio  will attempt to hedge at least
                                   65% of its total assets. The Portfolio is not
                                   required to invest any minimum  percentage of
                                   its  assets  in debt  securities  of  issuers
                                   located  outside the U.S.  nor in any minimum
                                   number  of  countries  or   currencies.   For
                                   temporary  defensive  purposes,  100%  of the
                                   Portfolio's  total  assets may be invested in
                                   U.S.  Government  securities,  cash  or  cash
                                   equivalent   securities.   The  Portfolio  is
                                   non-diversified.

================================== ================================================================================================
       Principal Investments:      o        Foreign Instruments
       (See pages 24-30 of this    o        Inflation-Indexed Securities
       Prospectus for a more       o        Illiquid Securities
       detailed description of     o        Indexed Notes, Currency Exchange-Related Securities and Similar Securities
       allowable investments)

================================== ================================================================================================
Principal Risks:                   A loss of money could occur due to certain risks.  These include:
(See page 4 of this Prospectus     o        Correlation risk    o        Hedging risk             o        Market risk
for a more detailed description    o        Credit risk         o        Interest rate risk       o        Non-diversification
of each risk)                      o        Currency risk       o        Leverage risk                 risk
                                   o        Futures risk        o        Liquidity risk           o        Prepayment risk

================================== ============================ ================================= =================================

          THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

               PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose on an investment or that it will not earn as much as you expect. Thus, the greater the risk, the greater the possibility of losing money.

All of the Global and International Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Investments in the Global and International Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio will be indicated in the individual portfolio descriptions in this prospectus.




Correlation          risk:  A  Portfolio  may  experience  changes  in  value as between the  securities  held and the value of a particular derivative instrument.

Credit risk: The risk that a security's issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

Currency             risk:  Fluctuations  in  exchange  rates  between  the U.S.
                     dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Futures risk: The primary risks inherent in the use of futures depend on the Investment Adviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

Hedging risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains if the hedged investment increases in value.

Interest rate        A Portfolio  may be influenced by interest rate changes that  generally  have an inverse  relationship  to
risk:                corresponding  market  values.  Thus,  as interest  rates  increase,  the value of bonds  already  issued, decrease.

Leverage risk: Derivatives may include elements of leverage which can cause greater fluctuations in a Portfolio's net asset value.

Liquidity risk:      Certain securities may be difficult or impossible to sell at favorable prices.

Market risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification  A  Portfolio  is  diversified  when it spreads  investment  risk by placing  assets in several  investment
risk:                categories.  A  non-diversified   Portfolio  concentrates  its  assets  in  a  less  diverse  spectrum  of securities.  Non-diversification  can intensify risk should a particular  investment  category suffer from adverse market conditions.

Prepayment           risk: A Portfolio may invest in  mortgage-backed  and other asset-backed  securities.  Such  securities  carry risks of faster or slower  than  expected  prepayment  of  principal which affect the duration and return of the security.


                POTENTIAL Year 2000 risk

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem" ("Y2K"). The advisor and administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Y2K problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


           RISK/RETURN BAR CHARTS AND TABLES


The charts and tables provided below give some indication of past performance of those Portfolios that have commenced investment activity. These charts and tables illustrate the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years compare with a selected index. Please be aware past performance is not necessarily an indication of how the Fund will perform in the future.




GLOBAL TACTICAL EXPOSURE PORTFOLIO


During the ___year period shown in the Global Tactical Exposure Portfolio's bar chart, the highest quarterly return was 4.260% (quarter ending 12/31/95) and the lowest quarterly return was -0.408% (quarter ending 3/31/96).

Past   performance   is   not   indicative   of   future




WORLDWIDE PORTFOLIO

During the 7 year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was 8.854% (quarter ending 9/30/98) and the lowest quarterly return was -3.749% (quarter ending 3/31/94).

Past performance is not indicative of future performance.




WORLDWIDE-HEDGED PORTFOLIO



During the 7 year period shown in the Worldwide Hedged Portfolio's bar chart, the highest quarterly return was 10.461% (quarter ending 9/30/94) and the lowest quarterly return was -3.982% (quarter ending 3/31/94).

Past performance is not indicative of future performance.





INTERNATIONAL PORTFOLIO


During the 3 year period shown in the International Portfolio's bar chart, the highest quarterly return was 10.424% (quarter ending 9/30/98) and the lowest quarterly return was -5.281% (quarter ending 3/31/97).

Past performance is not indicative of future performance.




INTERNATIONAL OPPORTUNITIES PORTFOLIO


During the 3 month period shown in the International Opportunities Portfolio's bar chart, the highest quarterly return was -4.954% (quarter ending 3/31/99) and the lowest quarterly return was -4.954% (quarter ending 3/31/99).

Past performance is not indicative of future performance.





EMERGING MARKETS PORTFOLIO

During the ___year period shown in the Emerging Markets Portfolio's bar chart, the highest quarterly return was 18.471% (quarter ending 12/31/98) and the lowest quarterly return was -23.471% (quarter ending 9/30/98).

Past performance is not indicative of future performance.




-------------------------------------------------------------- ----------------------- --------------------- ------------------
    Average Annual Total Returns (for the periods ending                  Past 1 Year          Past 5 Years   Since Inception*
                     December 31, 1998)
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------

-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
Global Tactical Exposure Portfolio                                              8.20%                   N/A              7.27%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
   JP Morgan 3 Month Eurodeposit Index                                          5.82%                   N/A              5.90%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
Worldwide Portfolio                                                            15.58%                 6.72%              8.77%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
   JP Morgan Global Government Bond Index (Unhedged)                           15.30%                 8.07%              8.87%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
Worldwide Hedged Portfolio                                                     11.53%                10.58%             10.83%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
   JP Morgan Global Government Bond Index (Hedged)                             11.42%                 7.65%              8.40%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
International Portfolio                                                        18.35%                   N/A              9.03%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
   JP Morgan Global Government Bond Index (Non-US Unhedged)                    18.30%                   N/A              7.75%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
International Opportunities Portfolio                                             N/A                   N/A              0.89%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
   JP Morgan Global Government Bond Index (Non-US Unhedged)                       N/A                   N/A              0.84%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
   JP Morgan Global Government Bond Index (Non-US Hedged)                         N/A                   N/A             -0.53%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
Emerging Markets Portfolio                                                    -10.50%                   N/A             -8.49%
-------------------------------------------------------------- ----------------------- --------------------- ------------------
-------------------------------------------------------------- ----------------------- --------------------- ------------------
   Constructed   Benchmark   (Consisting  of  60%  JP  Morgan                   8.97%                   N/A              2.20%
Emerging Local Markets Index Plus and 40% JP Morgan  Emerging
Markets Bond Index Plus)
-------------------------------------------------------------- ----------------------- --------------------- ------------------

Portfolio Inception Dates:
1.       Global Tactical Exposure Portfolio: 3/25/93
2.       Worldwide Portfolio:  4/15/92
3.       Worldwide Hedged Portfolio:  5/19/92
4.       International Portfolio:  5/9/96
5.       International Opportunities Portfolio: 10/8/98
6.       Emerging Markets Portfolio:  8/12/97

** Information for the Portfolios that have not commenced investment activity are not available.

                  RISK/RETURN SUMMARY

Fees and Expenses of the Portfolios. This Table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
                                                          FEE TABLE


-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Shareholder Transaction          Global           Worldwide         Worldwide       International      International
Expenses (Fees Paid              Tactical         (2)               Hedged (3)      (4)                Opportunities
Directly By You)                 Exposure (1)                                                          (5)

-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Redemption Fees                  None             None              None            None               None
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Exchange Fees                    None             None              None            None               None
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Contingent Deferred Sales        None             None              None            None               None
Load
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Sales Load on Reinvestment       None             None              None            None               None
Dividends
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Sales Load on Purchases          None             None              None            None               None
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Annual Fund Operating
Expenses (Fees Paid From
Fund Assets)
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Management Fees                  0.40%            0.40%             0.40%           0.40%              0.40%
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Distribution Fees (12b-1)        None             None              None            None               None
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Shareholder Services Fees        None             None              None            None               None
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Other Expenses                   0.20%            0.20%             0.19%           0.20%              0.20%
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------
Total Annual Fund Operating      0.60%            0.60%             0.59%           0.60%              0.60%
Expenses
-------------------------------- ---------------- ----------------- --------------- ------------------ --------------------


(1) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(2) Pursuant to an Investment Advisory Agreement, total operating expenses are capped at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(3) Pursuant to an Investment Advisory Agreement, total operating expenses are capped at 0.45% on an annualized basis of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.44% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(4) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(5) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                                                    (FEE TABLE CONTINUED)

------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Shareholder Transaction              International      Emerging        Global          Inflation-IndexInflation-Indexed
Expenses (Fees Paid Directly By      Corporate (6)      Markets (7)     High  Yield     (9)            Hedged (10)
You)                                                                    (8)

------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Redemption Fees                      None               None            None            None           None
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Exchange Fees                        None               None            None            None           None
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Contingent Deferred Sales Load       None               None            None            None           None
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Sales Load on Reinvestment           None               None            None            None           None
Dividends
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Sales Load on Purchases              None               None            None            None           None
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Annual Fund Operating Expenses
(Fees Paid From Fund Assets)
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Management Fees                      0.10%              0.75%           0.50%           0.40%          0.40%
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Distribution Fees (12b-1)            None               None            None            None           None
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Shareholder Services Fees            None               None            None            None           None
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Other Expenses                       0.15%              0.29%           0.20%           0.20%          0.20%
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
------------------------------------ ------------------ --------------- --------------- -------------- --------------------
Total Annual Fund Operating          0.25%              1.04%           0.70%           0.60%          0.60%
Expenses
------------------------------------ ------------------ --------------- --------------- -------------- --------------------


(1) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(2) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 1.04% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(3) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.70% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(4) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(5) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                     EXPENSES TABLE

As an investor, you pay certain fees and expenses in connection with the Portfolios, as described in the table below. This table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds by presenting the fees and expenses that you may pay if you purchase and hold shares of the Fund. The yearly numbers below are hypothetical expenses per $10,000 investment assuming a 5% annual return. Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


------------------------------------- --------------------- --------------------- ------------------- ----------------------
Portfolio Name                        1 Year                3 Years               5 Years             10 Years
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------

------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Global Tactical Exposure:             $31                   $97                   $169                $381
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Worldwide:                            $61                   $192                  $335                $750
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Worldwide Hedged:                     $46                   $144                  $252                $567
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
International                         $61                   $192
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
International Opportunities:          $61                   $192                  $335                $750
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
International Corporate:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Emerging Markets:                     $102                  $318
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Global High Yield:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Inflation Indexed:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Inflation Indexed Hedged:
------------------------------------- --------------------- --------------------- ------------------- ----------------------

* Because these Portfolios have no redemption fees, expenses for all periods are the same whether or not shares are redeemed.




                   FUND MANAGEMENT

                 BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."


                 INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


               INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign sub-adviser to the Global and International Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $6 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Global and International Portfolios. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Investment Sub-adviser is directly or indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


        Portfolio's Payment of Fund Expenses

Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (Worldwide and Worldwide-Hedged Portfolios pay their fees quarterly). This Investment Advisory Fee is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):



-------------------------------------- -------------------------- ------------------------------ ---------------------------
              Portfolio                          Rate                       Portfolio                       Rate
-------------------------------------- -------------------------- ------------------------------ ---------------------------
-------------------------------------- -------------------------- ------------------------------ ---------------------------
 Global Tactical Exposure* Worldwide             0.10%               International Corporate               0.10%
  Worldwide-Hedged ** International              0.40%                  Emerging Markets                   0.75%
     International Opportunities                 0.26%                  Global High Yield                  0.50%
                                                 0.40%                  Inflation-Indexed                  0.40%
                                                 0.40%              Inflation-Indexed Hedged               0.40%
-------------------------------------- -------------------------- ------------------------------ ---------------------------





                 PORTFOLIO MANAGERS

Liaquat Ahamed,  Managing  Director of the Global and
International  Portfolios.  Mr.  Ahamed  joined  FFTW
in 1988 after nine years with the World  Bank,  where
he  was in  charge  of all  investments  in  non-U.S.
dollar  government  bond  markets.  Mr.  Ahamed  also
served  as  an  economist   with  senior   government
officials   in   the    Philippines,    Korea,    and
Bangladesh.  He has a B.A. in economics  from Trinity
College,   Cambridge   University   and  an  A.M.  in
economics from Harvard University.

Simon G. Hard,  General  Manager  of the  Sub-Adviser
of  the  Global  and  International  Portfolios.  Mr.
Hard   joined  FFTW  in  1989  from   Mercury   Asset
Management,   the   investment   affiliate   of  S.G.
Warburg  &  Co.,  Ltd.  His  responsibilities   there
included   the   formulation   of  global   bond  and
currency investment  policies,  and the management of
interest  rate and  currency  exposures of the firm's
specialist  non-dollar   portfolios.   Mr.  Hard  was
previously  first vice  president  and London  branch
manager of Julius Baer  Investment  Management,  Inc.
Mr.  Hard has an MA in modern  history  from  Lincoln
College,  Oxford  University  and  an  Mphil  in  the
history  and   philosophy  of  science  from  Wolfson
College, Cambridge University.


               SHAREHOLDER INFORMATION

                      PURCHASES

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or AMT Capital. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning, Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.


                 WIRING INSTRUCTIONS

To:                 Investors  Bank & Trust  Company,
                    Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT  Capital  Securities,  L.L.C.- Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                                                    TO Purchase shares

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Portfolio Name           When Net        When & how shares      Procedure for same day purchases     Result of late
                         Asset Value     may be purchased                                            notification or delay
                         is determined                                                               in receipt of funds
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o        Emerging        Last Business   o        Last          o        Purchasers must call        If the Fund is notified
     Markets             Day of each          Business Day of        Investors Capital at (800)      after 4:00 pm Eastern
o        Global High     month or on          each month or          762-4848 [or (212) 332-5211     time and/or if funds
     Yield               any other            any other              if within the City of New       are not received by the
o        Global          Business Days        Business Days          York] prior to 4:00 pm          Transfer Agent, such
     Tactical Exposure   approved by          approved by the        Eastern time to inform the      purchase order shall be
                         the                  Investment             Fund of the incoming wire       executed as of the date
                         Investment           Adviser.               transfer.                       that Federal funds are
                         Adviser.        o        By wire of    o        Purchasers must indicate    received.
                                              federal funds          which Portfolio is to be
                                                                     purchased.
                                                                o    If  Federal
                                                                     funds   are
                                                                     received by
                                                                     the    Fund
                                                                     that   day,
                                                                     the   order
                                                                     will     be
                                                                     effective
                                                                     that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o        Worldwide       All Business    o        Any           o        Purchasers must call        If the Fund is notified
o        Worldwide       days                 Business Day           Investors Capital at (800)      after 4:00 pm Eastern
     Hedged                              o        Submitted          762-4848 [or (212) 332-5211     time and/or if funds
o        International                        orders must            if within the City of New       are not received by the
o        International                        include a              York] prior to 4:00 pm          Transfer Agent, such
     Opportunities                            completed              Eastern time to inform the      purchase order shall be
o        International                        account                Fund of the incoming wire       executed as of the date
     Corporate                                application            transfer.                       that Federal funds are
o        Inflation                       o        Federal       o        Purchasers must indicate    received.
     Indexed                                  funds must be          which Portfolio is to be
o        Inflation                            wired to AMT           purchased.
     Indexed Hedged                           Capital's "Fund   o        If Federal funds are
                                              Purchase               received by the Fund that
                                              Account" at IBT        day, the order will be
                                                                     effective that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------


                     REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Fund's Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder designates an authorized agent on the Account Application, he may change his authorized agent or the account designated to receive redemption proceeds at any time. Such changes must be made in writing and sent to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                                     To Redeem Shares

-------------------------------------------------------------------------------
1.       Shareholders must provide the following information:
a.       The dollar or share amount to be redeemed;
b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
c.       The name of the shareholder; and
d.       The shareholder's account number
2. Shareholders should call the Transfer Agent at (800) 247-0473 to request a redemption.
3. In the case of foreign exchanges, a Portfolio's NAV may change when shareholders cannot buy or sell shares.

-------------------------------------------------------------------------------


--------------------------------- ----------------------------------------------------- ------------------------------------------
Portfolio Name                    When redemption effective                             Result of late notification of redemption

--------------------------------- ----------------------------------------------------- ------------------------------------------
--------------------------------- ----------------------------------------------------- ------------------------------------------

--------------------------------- ----------------------------------------------------- ------------------------------------------
--------------------------------- ----------------------------------------------------- ------------------------------------------
o        Global Tactical          If notice is received by the Transfer Agent by 4:00   If notice is received by the Transfer
     Exposure                     p.m. Eastern time on any Business Day, the            Agent on a non-business day or after
o        Worldwide                redemption will be effective and payment will be      4:00 p.m. Eastern time, the redemption
o        Worldwide-Hedged         made within seven calendar days, but generally two    notice will be deemed received as of the
o        International            business days following receipt of such notice.       next Business Day.
o        International            Price of shares is based on the next calculation of
         Opportunities            the NAV after the order is placed.
o        International Corporate
o        Emerging Markets
o        Global High Yield
o        Inflation-Indexed
o        Inflation-Indexed
     Hedged

--------------------------------- ---------------------------------------------


             PRICING OF PORTFOLIO SHARES

Your price for  Portfolio  shares is the  Portfolio's
net  asset  value  per  share.  Portfolio  net  asset
value is  calculated  by: (1) adding the market value
of all the  Portfolio's  assets,  (2) subtracting all
of  the   Portfolio's   liabilities,   and  then  (3)
dividing  by the  number  of shares  outstanding  and
adjusting  to the nearest  cent.  The net asset value
is  calculated by the Fund's  Accounting  Agent as of
4:00  p.m.   ET  on  each   Business   Day  for  each
Portfolio.
1.    For all Portfolios other than Emerging Markets,
      Global High Yield and Global Tactical Exposure, net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on each Business Day.
2.    Emerging Markets,  Global High Yield and Global
      Tactical  Exposure  Portfolios' net asset values
      are calculated by
      the Fund's  Accounting Agent as of 4:00 p.m. ET
      on the last  Business Day of each week and each
      month,  on any other Business Days in which the
      Investment Adviser approves a purchase,  and on
      each Business Day for which a redemption  order
      has been placed.


                      DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short-or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared payable to the respective shareholders of record as of the last Business Day of each month.


                    VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                 TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes
A  Portfolio  may  be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.


             DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital, Inc,. a branch office of AMT Capital, pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.

                              INVESTMENT INFORMATION

              ALLOWABLE INVESTMENT TRATEGIES AND ASSOCIATED RISKS


 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
                    Global    Worldwide  Worldwide  InternationaInternationalInternationaEmerging  Global     Inflation Inflation
                    Tactical              Hedged                OpportunitiesCorporate   Markets   High       Indexed   Indexed
                    Exposure                                                                         Yield               Hedged
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Asset-Backed           .          .          .          .            .           .          .          .         ?         ?
Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Bank Obligations       .          .          .          .            .           .          .          .         .         .

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Brady Bonds            .          .          .          .            .           .          .          .         .         .

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Convertibles                                                                                ?          ?
Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Corporate Debt         .          .          .          .            .           .          .          .         .         .
Instruments

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Foreign                .          .          .          .            .           .          .          .         .         .
Instruments

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Illiquid               .          .          .          .            .           .          .          .         .         .
Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Indexed Notes,         .          .          .          .            .           .          .          .         .         .
Currency
Exchange-Related
Securities and
Similar Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Inflation-Indexed      .          .          .          .            .           .          .          .         .         .
Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Investment             .          .          .          .            .           .          .          .         .         .
Companies

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Mortgage-Backed        .          .          .          .            .           .          .          .         .         .
Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Multi-National         .          .          .          .            .           .          .          .         .         .
Currency Unit
Securities or
More Than One
Currency
Denomination

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Municipal
Instruments

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Repurchase and         .          .          .          .            .           .          .          .         .         .
Reverse
Repurchase
Agreements

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Stripped               .          .          .          .            .           .          .          .         .         .
Instruments

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Total Return Swaps     .          .          .          .            .           .          .          .         .         .

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
U.S. Government        .          .          .          .            .           .          .          .         .         .
and Agency
Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
Warrants                                                                                    .          .

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........
`Zero Coupon           .          .          .          .            .           .          .          .         .         .
Securities

 ................... ......... .......... .......... ........... ............ ........... ......... .......... ......... .........



Dollar Roll Transactions
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

Duration Management
Duration   measures   a  bond's   price   volatility,
incorporating the following factors:
a.       the bond's yield,
b.       coupon interest payments,
c.       final maturity,
d.       call features, and
e.       prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:



a.       engaging in swaps;                                  d.       purchasing and selling futures contracts; and
b.       purchasing and selling caps, floors and collars;    e.       purchasing and selling options.
c.       purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When  a   Portfolio   sells  a  futures   or  forward
currency  contract  for  non-hedging  purposes,   the
Portfolio   will  have  the   contractual   right  to
acquire:
1.       the securities,
2.       the foreign currency subject to the futures,
3.       the forward currency contract, or
4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counter party is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. Forward Foreign Exchange Contracts A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.   Futures Contracts
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

e.    Options Contracts
An option is a contractual  right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


     ALLOWABLE INVESTMENTS AND ASSOCIATED RISKS


Asset-Backed Securities
Asset-backed  securities  are secured by or backed by
assets other than  mortgage-related  assets,  such as
automobile   and  credit  card   receivables.   These
securities  are  sponsored  by such  institutions  as
finance    companies,    finance    subsidiaries   of
industrial    companies   and    investment    banks.
Asset-backed      securities      have     structural
characteristics     similar    to     mortgage-backed
securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:
a.       motor vehicle installment sale contracts,
b.       other installment sale contracts,
c.       leases of various types of real and personal property, and
d.       receivables from revolving credit (credit card) agreements.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.       Time Deposits,                e.       Deposit Notes,                  h.       Variable Rate Notes,
b.       Certificates of Deposit,      f.       Eurodollar Time deposits,       i.       Loan Participations,
c.       Bankers' Acceptances,         g.       Eurodollar Certificates of      j.       Variable Amount Master Demand Notes,
d.       Bank Notes,                        Deposit,                            k.       Yankee CDs, and
                                                                                l.       Custodial Receipts

         Risks:   Investing   in   bank   obligations
         exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

         Risks:    Investing   in   corporate    debt
         securities    subjects   a   Portfolio    to
         interest rate changes and credit risks.


Foreign Instruments

a.  Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Global and International Portfolios, other than Emerging Markets, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b.    Foreign    Government,     International    and
         Supranational Agency Securities
These securities include debt obligations issued or guaranteed by a foreign government or it's subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         Risks:    Generally,    foreign    financial
         markets  have   substantially   less  volume
         than the  U.S.  market.  Securities  of many
         foreign  companies  are  less  liquid,   and
         their   prices   are  more   volatile   than
         securities    of     comparable     domestic
         companies.  Certain  Portfolios  may  invest
         portions  of  their  assets  in   securities
         denominated  in  foreign  currencies.  These
         investments  carry risks of  fluctuations of
         exchange   rates   relative   to  the   U.S.
         dollar.   Securities   issued   by   foreign
         entities  (governments,  corporations  etc.)
         may involve risks not  associated  with U.S.
         investments,   including   expropriation  of
         assets,   taxation,   political   or  social
         instability  and  low  financial   reporting
         standards--all of which may cause declines in investment returns.

c.   Emerging Markets Securities
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

         Risks: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:


a.       relatively unstable governments;                             d.       restrictions on foreign ownership;
b.       present the risk of sudden adverse government action;        e.       prohibitions of repatriation of assets; or
c.       nationalization of businesses;                               f.       less  protection  of  property  rights than more
                                                                                    developed countries

         The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.


Illiquid Securities
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include: 1. securities with legal or contractual restrictions on resale, 2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and 3. securities not having readily available market quotations. Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets (10% in the case of Money Market Pottfolios), it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase  securities not registered  under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks:  Foreign  currency  markets  can  be
         highly  volatile  and are  subject to sharp
         price   fluctuations.   A  high  degree  of
         leverage is typical  for  foreign  currency
         instruments   in  which  a  Portfolio   may
         invest.


Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.


Investment Companies
An  investment  company  is  an  investment  vehicle,
which,  for a  management  fee,  invests  the  pooled
funds of  investors  in  securities  appropriate  for
its  investment   objectives.   Two  basic  types  of
investment companies exist:
1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if a load fund) if, immediately after the acquisition:
1. the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company
2. securities issued by the acquired company would have an aggregate value exceeding 5% of the value of the total assets of the acquiring company; or
3. securities issued by the acquired company and all other investment companies would have an aggregate value in excess of 10% of the value of the acquiring company's total assets.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

         Risks: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.


Mortgage-Backed Securities
Mortgage-backed     securities     are     securities
representing   ownership   interests   in,   or  debt
obligations   secured   entirely  or  primarily   by,
"pools" of residential  or commercial  mortgage loans
or      other       mortgage-backed       securities.
Mortgage-backed securities may take a variety of forms, the most common being:
1.       Mortgage-pass through securities issued by
a.       the Government National Mortgage Association (Ginnie Mae),
b.       the Federal National Mortgage Association (Fannie Mae),
c.       the Federal Home Loan Mortgage Corporation (Freddie Mac),
d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks:         Investments         involving
         multi-national  currency  units are  subject
         to  changes  in  currency   exchange   rates
         which may  cause the value of such  invested
         securities  to  decrease   relative  to  the
         U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:      Investments     in     municipal
         instruments     are     subject    to    the
         municipality's   ability   to  make   timely
         payment.   Municipal  instruments  may  also
         be subject to bankruptcy protection should the municipality file for such protection.


Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments  are bonds,  reduced to its two
components:  its rights to receive periodic  interest
payments  (IOs)  and  rights  to  receive   principal
repayments   (POs).   Each  component  is  then  sold
separately.  Such instruments include:
a.       Municipal Bond Strips
b.       Treasury Strips
c.       Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.


U.S.   Government   and   Agency   Securities   and
Government-Sponsored Enterprises/Federal Agencies
U.S.  Government and agency  securities are issued by
or  guaranteed  as to  principal  and interest by the
U.S.  Government,  its agencies or  instrumentalities
and  supported  by the full  faith and  credit of the
United  States.   A  Portfolio  may  also  invest  in
other  securities  which  may  be  issued  by a  U.S.
Government-sponsored  enterprise  or federal  agency,
and  supported  either by its  ability to borrow from
the  U.S.  Treasury  or by its own  credit  standing.
Such    securities   do   not    constitute    direct
obligations  of the United States but are issued,  in
general,   under   the   authority   of  an   Act  of
Congress.  The  universe  of eligible  securities  in
these categories include those sponsored by:
a.       U.S. Treasury Department,
b.       Farmer's Home Administration,
c.       Federal Home Loan Mortgage Corporation,
d.       Federal National Mortgage Association,
e.       Student Loan Marketing Association, and
f.       Government National Mortgage Association.


         Risks:  Investing  in  securities  backed by
         the  full  faith  and  credit  of  the  U.S.
         Government   are   guaranteed   only  as  to
         interest rate and face value at maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

         Risks: Warrants retain their value only so long as the stock retains its value.
         Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.

          Supplemental Investment Policies

Global Tactical Exposure, Worldwide, Worldwide-Hedged, International, International Opportunities, International Corporate, Emerging Markets, Global High Yield, Inflation-Indexed, and Inflation-Indexed Hedged Portfolios These Portfolios may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

Worldwide and Worldwide-Hedged Portfolios These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to the agreement.

                 Portfolio Turnover

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


            FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by Ernst & Young, LLP. You will find the auditor's report and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.


=================================================================================================================================
             GLOBAL TACTICAL EXPOSURE PORTFOLIO FINANCIAL HIGHLIGHTS
                  (in whole dollars unless otherwise indicated)

=================================================================================================================================
    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD        Year Ended     Year Ended     Year Ended    Year Ended     Year Ended
                                                          12./31/98      12/31/97       12/31/96      12/31/95       12/31/94
------------------------------------------------------- -------------- -------------- ------------- ------------- ===============
Net asset value at beginning of period                  10.05          9.80           10.19         10.00***      10.39
------------------------------------------------------- -------------- -------------- ------------- ------------- ===============
Net investment income                                   0.52****       0.41           0.47          0.19          0.20
Net realized and unrealized gains or (losses) on
  investments, swaps, financial futures, and options
  contracts, and foreign currency-related transactions  0.28           0.43           (0.15)        0.19          (0.46)
------------------------------------------------------- -------------- -------------- ------------- ------------- ===============
Total investment income                                 0.80           0.84           0.32          0.38          (0.26)
======================================================= -------------- -------------- ------------- ------------- ===============
Distributions from net investment income                0.53           0.36           0.47          0.19          0.20
Distributions in excess of net investment income        0.00 (c)       0.17           ---           0.00 (c)      ---
Distributions from net realized gain on investments,
  financial futures contracts and foreign currency      ---            0.06           0.05          ---           0.50
  related transactions
Distributions in excess of net realized gain on
  investments, financial futures contracts, and
  foreign currency related transactions                 0.07           ---            0.09          ---           ---
Distributions from capital stock in excess of par       ---            ---            0.10          ---           ---
  value
------------------------------------------------------- -------------- -------------- ------------- ------------- ===============
Total distributions                                     0.60           0.59           0.71          0.19          0.70
------------------------------------------------------- -------------- -------------- ------------- ------------- ===============
======================================================= -------------- -------------- ------------- ------------- ===============
Net asset value at end of period                        10.25          10.05          9.80          10.19         9.43**
======================================================= -------------- -------------- ------------- ------------- ===============
Total return on investment                              8.20%          8.77%          3.18%         13.45% (b)    (2.53%)
Net assets at end of period in 000's                    423,966        283,005        126,645       34,005        ---
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                     0.27%          0.42%          0.60%         0.60% (b)     0.57%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                     5.54%          ---            ---           ---           ---
Ratio of net income to average net assets               5.14%          3.67%          4.65%         6.12% (b)     2.87%
Decrease in above expense ratios due to waiver of
  investment advisory fees and reimbursement of other   0.30%          0.16%          0.06%         0.17% (b)     0.49%
  expenses
Portfolio turnover rate                                 766%           712%           784%          764%          1,282%
======================================================= ============== ============== ============= ============= ===============

(a) Net of waivers and reimbursements (b) Annualized (c) Rounds to less than $0.01 * Commencement of operations ** Represents net asset value per share at 12/30/94. The Portfolio was fully liquidated on 12/30/94 based on this net asset value. *** The Portfolio recommenced operations on 9/14/95. **** Calculations based on average shares outstanding.


=================================================================================================================================
                    WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
                  (in whole dollars unless otherwise indicated)

=================================================================================================================================
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD           Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                                12/31/98     12/31/97      12/31/97      12/31/95     12/31/94
------------------------------------------------------------- ------------- ------------ ------------- ------------- ============
Net asset value at beginning of period                        9.42          9.64         9.83          9.27          10.02
------------------------------------------------------------- ------------- ------------ ------------- ------------- ============
Net investment income                                         0.46          0.49         0.53          0.58          0.50
Net realized and unrealized gains or (losses) on
  investments, financial futures and options contracts and
  foreign currency-related transactions                       0.96          (0.22)       0.01          0.56          (0.74)
------------------------------------------------------------- ------------- ------------ ------------- ------------- ============
Total investment income                                       1.42          0.27         0.54          1.14          (0.24)
============================================================= ------------- ------------ ------------- ------------- ============
Distributions from net investment income                      0.46          0.19         0.53          0.30          0.20
Distributions in excess of net investment income              ---           0.11         ---           ---           0.01
Distributions from net realized gain on investments,
  financial futures, and options contracts and foreign        0.10          ---          0.09          ---           ---
  currency-related transactions
Distributions in excess of net realized gain on
  investments, financial futures and options contracts, and   ---           ---          ---           ---           ---
  foreign currency related transactions
Distributions from capital stock in excess of par value       ---           0.19         0.11          0.28          0.30
------------------------------------------------------------- ------------- ------------ ------------- ------------- ============
Total distributions                                           0.56          0.49         0.73          0.58          0.51
------------------------------------------------------------- ------------- ------------ ------------- ------------- ============
Net asset value at end of period                              10.28         9.42         9.64          9.83          9.27
============================================================= ------------- ------------ ------------- ------------- ============
Total return on investment                                    15.58%        2.93%        5.77%         12.60%        (2.25%)
Net assets at end of period in 000's                          $69,653       82,236       74,939        86,186        53,721
Ratio of operating expenses to average net income -
  exclusive of interest expense (a)                           0.60%         0.60%        0.60%         0.60%         0.60%
Ratio of operating expenses to average net income -
  inclusive of interest expense (a)                           0.60%         0.60%        0.60%         0.60%         0.63%
Ratio of net investment income to average net assets (a)      4.76%         5.21%        5.52%         6.13%         5.11%
Decrease in above expense ratios due to waiver of
  investment advisory fees and reimbursement of other         0.01%         0.02%        0.05%         0.30%         0.02%
  expenses
Portfolio turnover rate                                       668%          713%         1,126%        1,401%        1,479%
============================================================= ============= ============ ============= ============= ============

(a)      Net of waivers and reimbursements



==================================================================================================================================
                WORLDWIDE-HEDGED PORTFOLIO'S FINANCIAL HIGHLIGHTS
                  (in whole dollars unless otherwise indicated)

============================================================ ------------- ------------ ------------- -------------- =============
        FOR A SHARE OUTSTANDING THROUOUT THE PERIOD           Year Ended   Year Ended    Year Ended    Year Ended     Year Ended
                                                               12/31/98     12/31/97      12/31/96      12/31/95       12/31/94
------------------------------------------------------------ ------------- ------------ ------------- -------------- =============
Net asset value at beginning of period                       11.23         10.91        10.85         10.41          10.08
------------------------------------------------------------ ------------- ------------ ------------- -------------- =============
Net investment income                                        0.59          0.53         0.62          0.45           0.34
Net realized and unrealized gains or (losses) on
  investments, financial futures and options contracts,      0.68          0.80         0.43          0.66           0.43
  and foreign currency-related transactions
------------------------------------------------------------ ------------- ------------ ------------- -------------- =============
Total investment income                                      1.27          1.33         1.05          1.11           0.77
------------------------------------------------------------ ------------- ------------ ------------- -------------- =============
Distributions from net investment income                     0.70          0.59         0.62          0.67           0.44
Distributions in excess of net investment income             ---           ---          0.37          ---            0.00**
Distributions from net realized gain on investments,
  financial futures and options contracts and on foreign     0.61          0.42         ---           ---            ---
  currency-related transactions
============================================================ ------------- ------------ ------------- -------------- =============
Total distributions                                          1.31          1.01         0.99          0.67           0.44
------------------------------------------------------------ ------------- ------------ ------------- -------------- =============
Net asset value at end of period                             11.19         11.23        10.91         10.85          10.41
------------------------------------------------------------ ------------- ------------ ------------- -------------- =============
Total return on investment                                   11.53%        12.60%       10.03%        11.00%         7.84%
Net assets at end of period in 000's                         174,805       80,390       30,024        28,255         273
Ratio of operating expenses to average net assets -
  exclusive of interest expense (a)                          0.45%         0.45%        0.45%         0.45%          0.60%
Ratio of operating expenses to average net assets -
  inclusive of interest expense (a)                          0.45%         0.45%        0.45%         0.45%          0.65%
Ratio of net income to average net assets (a)                4.85%         5.29%        5.71%         5.84%          4.72%
Decrease in above expense ratios due to waiver of
  investment advisory fees and reimbursement of other        0.13%         0.20%        0.24%         0.54%          0.17%
  expenses
Portfolio turnover rate                                      745%          704%         1,087%        500%           1,622%
============================================================ ============= ============ ============= ============== =============

(a) Net of waivers and reimbursements ** Rounds to less than $0.01



==================================================================================================================================
                  INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
                  (in whole dollars unless otherwise indicated)

==================================================================================================================================
                          FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED                              Year Ended      Year Ended
                                                                                                     12/31/98        12/31/97
------------------------------------------------------------------------------------------------- --------------- ================
Net asset value at beginning of period                                                            9.50            10.20
------------------------------------------------------------------------------------------------- --------------- ================
Net investment income                                                                             0.48            0.50
Net realized and unrealized gains or (losses) on investments, financial futures contracts, and    1.21            (0.56)
  foreign currency-related transactions
------------------------------------------------------------------------------------------------- --------------- ================
Total investment income                                                                           1.69            (0.06)
------------------------------------------------------------------------------------------------- --------------- ================
Distributions from net investment income                                                          0.45            0.14
Distributions in excess of net investment income                                                  0.40            ---
Distributions from net realized gain on investments, financial futures contracts, and foreign
  currency related transactions                                                                   0.66            0.14
Distributions from capital stock in excess of par value                                           ---             0.36
================================================================================================= --------------- ================
Total distributions                                                                               1.51            0.64
================================================================================================= --------------- ================
Net asset value at end of period                                                                  9.68            9.50
================================================================================================= --------------- ================
Total return on investment                                                                        18.35%          (0.43%)
Net assets at end of period in 000's                                                              81,705          67,653
Ratio of operating expenses to average net assets (a)                                             0.60%           0.60%
Ratio of net investment income to average net assets (a)                                          4.56%           5.19%
Decrease in above expense ratios due to waiver of investment advisory fees                        0.03%           0.10%
Portfolio turnover rate                                                                           1,049%          809%
================================================================================================= --------------- ================

(a)   Net   of   waivers   and   reimbursements   (b)
Annualized  (c)  Not  annualized   *Commencement   of
operations



==============================================================================================================================
                                 INTERNATIONAL Opportunities PORTFOLIO FINANCIAL HIGHLIGHTS
                                        (in whole dollars unless otherwise indicated)

==============================================================================================================================
                              FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED                                    Period from
                                                                                                              10/8/98* to
                                                                                                                12/31/98
---------------------------------------------------------------------------------------------------------- ===================
Net asset value at beginning of period                                                                     10.00
---------------------------------------------------------------------------------------------------------- ===================
Net investment income                                                                                      0.09
Net realized and unrealized gains or (losses) on investments, financial futures contracts, and foreign     --
  currency-related transactions
---------------------------------------------------------------------------------------------------------- ===================
Total investment income                                                                                    0.09
---------------------------------------------------------------------------------------------------------- ===================
Distributions from net investment income                                                                   0.09
Distributions in excess of net realized gain on investments, financial futures contracts, and foreign      0.06
  currency related transactions
========================================================================================================== ===================
Total distributions                                                                                        0.15
========================================================================================================== ===================
Net asset value at end of period                                                                           9.94
========================================================================================================== ===================
Total return on investment                                                                                 0.89% (c)
Net assets at end of period in 000's                                                                       $25,576
Ratio of operating expenses to average net assets (a)                                                      0.60% (b)
Ratio of net investment income to average net assets (a)                                                   3.78% (b)
Decrease in above expense ratios due to waiver of investment advisory fees                                 0.29% (b)
Portfolio turnover rate                                                                                    238%
========================================================================================================== ===================

(a)   Net   of   waivers   and   reimbursements   (b)
Annualized  (c)  Not  annualized   *Commencement   of
operations




==============================================================================================================================
                                      EMERGING MARKET PORTFOLIO'S FINANCIAL HIGHLIGHTS
                                        (in whole dollars unless otherwise indicated)

==============================================================================================================================
                       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                            Year Ended     From 8/12/97*
                                                                                                 12/31/98       to 12/31/97
--------------------------------------------------------------------------------------------- ---------------- ===============
Net asset value at beginning of period                                                        9.59             10.00
--------------------------------------------------------------------------------------------- ---------------- ===============
Net investment income                                                                         0.88             0.29
Net realized gains or (losses) on investments, financial futures contacts and foreign         (1.86)           (0.41)
currency-related transactions
--------------------------------------------------------------------------------------------- ---------------- ===============
Total investment income                                                                       (0.98)           (0.12)
--------------------------------------------------------------------------------------------- ---------------- ===============
Distributions from net investment income                                                      0.76             0.29
============================================================================================= ---------------- ===============
Distributions from net realized and realized (losses) on investments, financial futures       ---              ---
contracts and foreign currency-related transactions
============================================================================================= ---------------- ===============
Distributions from capital stock in excess of par value                                       0.13             ---
============================================================================================= ---------------- ===============
Total distributions                                                                           0.89             0.29
============================================================================================= ---------------- ===============
Net asset value at end of period                                                              ---              9.59
============================================================================================= ---------------- ===============
Total return on investment                                                                    (10.50%)         (1.20%) (b)
Net assets at end of period in 000's                                                          164,709          111,043
Ratio of operating expenses to average net assets, exclusive of interest expense              1.00%            1.03% (a)
Ratio of operating expenses to average net assets, inclusive of interest expense              1.15%            1.03% (a)
Ratio of net income to average net assets                                                     10.52            7.87% (a)
Portfolio turnover rate                                                                       157%             16%
============================================================================================= ================ ===============

(a) Annualized  (b) Not Annualized  * Commencement of operations



                SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C., 600 Fifth Avenue, New York, NY 10020 at their toll free telephone number (800) 762-4848 [or (212) 332-5211, if within New York City].

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C.
20549-6009.

































Insert the Fund's Investment Company Act filing number here in 8 pt. type.







72









                                 FFTW FUNDS, INC.

         200 Park Avenue, 46th Floor, New York, New York 10166 (212) 681-3000



                                   Distributed by:
                 Investors Capital Services, Inc., ("Investors Capital")
                                 a branch office of
                   AMT Capital Securities, L.L.C. ("AMT Capital")
                                   600 Fifth Avenue
                                  New York, NY 10020
                                   (212) 332-5211



===============================================================================
                                            STATEMENT OF ADDITIONAL INFORMATION
===============================================================================


                                                        May 3, 1999

FFTW Funds,  Inc.  (the  "Fund") is a no-load,  open-end
management   investment   company   managed  by  Fischer
Francis   Trees  &  Watts,   Inc.   (the   "Investment
Adviser").  The Fund  currently  consists of  twenty-one
portfolios   (each  a   "Portfolio")   grouped   in  two
Prospectuses as described below:


           U.S. Portfolios Prospectus                             Global and International Portfolios Prospectus
-------------------------------------------------         ---------------------------------------------------------------
                  Money Market                                               Global Tactical Exposure
                 Mortgage LIBOR                                                     Worldwide
                U.S. Short-Term                                                  Worldwide-Hedged
                Limited Duration                                                  International
                Mortgage-Backed                                            International Opportunities
                  Asset-Backed                                               International Corporate
                   High Yield                                                    Emerging Markets
             Enhanced Equity Market                                             Global High Yield
                 U.S. Treasury                                                  Inflation-Indexed
                 U.S. Corporate                                              Inflation-Indexed Hedged
                  Broad Market


This Statement of Additional Information is not a prospectus and should be read in conjunction with each Portfolio's Prospectus dated May 1, 1999. The two Prospectuses have been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing Investor's Capital. This Statement of Additional Information incorporates by reference the Prospectus.

                                                         CONTENTS


                                                                                  Page
  Overview of the Fund                                                               3
       History of the Fund                                                           3
       Organization of the Fund                                                      3
       Management of the Fund                                                        3
       Principal Securities Holders                                                  8
       Distribution of Fund Shares                                                  12
  Money Market Minimum Credit ratings for Allowable Investments                     12
  Supplemental Investment Information                                               12
       Supplemental Descriptions of Investments                                     12
       Supplemental Descriptions of Investment Techniques                           16
       Supplemental Discussion of Risks Associated with the fund's
       Investment Policies and                                                      17
            Investment Techniques
       Supplemental Hedging Techniques                                              19
       Investment Restrictions                                                      26
       Portfolio Transactions                                                       28
  Supplemental Tax Considerations                                                   29
  Shareholder Information                                                           33
  Calculation of Performance Data                                                   33
  Financial Statements                                                              36
  Appendix                                                                          36
       Merrill Lynch 1-2.99 Year Treasury Index                                     36
       Quality Rating Descriptions                                                  36






                  OVERVIEW OF THE FUND


                  HISTORY OF THE FUND

From its inception on February 23, 1989 to September 27, 1989, Fund's name was "FFTW Institutional Reserves Fund, Inc." The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, Worldwide Portfolio commenced operations on April 15, 1992 and Worldwide-Hedged Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11,1998, the name of the International-Hedged Portfolio was changed to the Global Tactical Exposure Portfolio, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return Portfolio was changed to Mortgage-Backed Portfolio.

                                              ORGANIZATION OF THE FUND

Stock Issuance
The Fund's authorized capital stock consists of 5,000,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares, with 800,000,000 shares unallocated.

Shareholder Voting
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

Cross Portfolio Liability
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.


                 MANAGEMENT OF THE FUND

Board of Directors and Officers
The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) placed next to the name of each director means the director is an "interested person" of the Fund. Such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Investment Adviser.

John C Head III, Fund Director
1330 Avenue of the Americas, New York, New York Mr. Head has been a Managing Member of Head & Company L.L.C. since 1987. He is Chairman of the Board of ESG Re Limited and a Director of PartnerRe Ltd. and other private companies.

Lawrence B. Krause, Fund Director
University  of  California  -  San  Diego  ("UCSD"),  La
Jolla,  CA.  Mr.  Krause  is a member  of the  Editorial
Advisory  Board of the Political  Science  Quarterly,  a
member  of  the  Council  on  Foreign   Relations,   and
Vice-Chairman  of  the  U.S.   National   Committee  for
Pacific  Economic  Cooperation.  In December,  1990,  he
was   selected  as  the  first  holder  of  the  Pacific
Economic   Cooperation  Chair  at  UCSD.  In  1989,  Mr.
Krause  became the  Director,  Korea-Pacific  Program at
UCSD.  In  1988,  he  was  named   Coordinator   of  the
Pacific   Economic   Outlook  Project  for  the  Pacific
Economic  Cooperation  Conference.  Mr.  Krause  was the
first   appointment  to  the  new  Graduate   School  of
International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986 Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

*Onder John Olcay, Fund Chairman of the Board
200 Park Avenue, New York, NY. Mr. Olcay has been a shareholder and Managing Director of the Investment
Adviser for the last six years.

*Stephen P. Casper,  Fund Director
200 Park Avenue, New York, NY Mr. Casper has been a shareholder and Managing Director of the Investment Adviser since December 1991. In addition, Mr. Casper has been the Chief Financial Officer of the Investment Adviser since February 1990. From March 1984 through January 1990, Mr. Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

Carla E. Dearing,  Fund Assistant Treasurer
600 Fifth Avenue,  New York,  NY. Ms.  Dearing serves as
President  and  Director  of  Investors   Capital.   Ms.
Dearing was a former Vice  President  of Morgan  Stanley
& Co.,  where she worked  from June 1984 to August  1986
and from November 1988 to January 1992.

William E. Vastardis, Fund Secretary and Treasurer 600 Fifth Avenue, New York, NY. Mr. Vastardis serves as Managing Director and Head of Fund Administration for Investors Capital. Prior to his employment at Investors Capital, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after working six years in Vanguard's fund accounting operations.


No employee of the Investment Adviser nor Investors Capital receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or Investors Capital or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the Directors receive an annual retainer of $20,000 which is paid in quarterly installments.

                                               Director's Compensation Table
                                            Fiscal Year Ended December 31, 1998

--------------------------- --------------------------- ---------------------- ---------------- --------------------------
         Director             Aggregate Compensation         Pension or           Estimated      Total Compensation From
                                 From Registrant         Retirement Benefits       Annual          Registrant and Fund
                                                         Accrued As Part of     benefits Upon   Complex Paid to Directors
                                                            Fund Expenses        Retirement
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen P. Casper                                   $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
John C Head III                                $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Lawrence B. Krause                             $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Onder John Olcay                                    $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen J. Constantine                              $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------

By virtue of the responsibilities assumed by the Investment Adviser and Investors Capital and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of December 31, 1998.

Investment Adviser and Sub-Adviser Agreements The Fund has two sets of advisory agreements, one agreement covering the three Portfolios: U.S. Short-Term, Worldwide and Worldwide-Hedged, and eighteen others, one for each of the remaining Portfolios. The Fund also has two sets of sub-advisory agreements, one covering Worldwide and Worldwide-Hedged Portfolios, and eight others, one for each of the remaining Global and International Portfolios.

Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements") and the sub-advisory agreements (the "Sub-Advisory Agreements") between the Investment Adviser and its affiliate Fischer Francis Trees & Watts (the "Sub-Adviser"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods. Continuance thereafter, is specifically approved at least annually. Continuance is voted on by the Board of Directors or the vote of a Portfolio's "majority" (as defined in the 1940 Act) of outstanding voting shares as a single class, provided, that in either event, the continuance is also approved by: a. at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, b. the Investment Adviser, or c. the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The following table highlights the dates in which the Advisory Agreements were last approved by the Board of Directors and by the Portfolio's public shareholders:

                                          Last Advisory Agreement Approval Dates


             U.S. Portfolios                          Last Board Approval                 Last Shareholder Approval
               Money Market                                 2/19/99                                1/21/97
              Mortgage LIBOR                                7/7/98                                  9/8/98
             U.S. Short -Term                               2/19/99                                 4/3/91
             Limited Duration                               2/1/98                                 2/18/93
             Mortgage-Backed                                2/19/99                                 1/2/96
               Asset-Backed                                 7/7/98                                  9/8/98
                High Yield                                  7/7/98                                  9/8/98
          Enhanced Equity Market                            7/7/98                                  9/8/98
              U.S. Treasury                                 2/1/98                                 1/21/97
              U.S. Corporate                                7/7/98                                  9/8/98
               Broad Market                                 2/1/98                                 1/21/97


   Global and International Portfolios                Last Board Approval                 Last Shareholder Approval
         Global Tactical Exposure                           2/1/98                                 2/18/93
                Worldwide                                   2/19/99                                12/31/92
             Worldwide-Hedged                               2/19/99                                12/31/92
              International                                 2/1/98                                 2/18/93
       International Opportunities                          7/7/98                                  9/8/98
         International Corporate                            7/7/98                                  9/8/98
             Emerging Markets                               2/19/99                                1/21/97
            Global High Yield                               7/7/98                                  9/8/98
            Inflation-Indexed                               2/19/99                                1/21/97
         Inflation-Indexed Hedged                           2/19/99                                1/21/97

The following table highlights the dates in which the Sub-Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders.

                                        Last Sub-Advisory Agreement Approval Dates

   Global and International Portfolios                Last Board Approval                 Last Shareholder Approval
         Global Tactical Exposure                           2/11/98                                2/18/93
                Worldwide                                   2/19/99                                12/31/92
             Worldwide-Hedged                               2/19/99                                12/31/92
              International                                 2/19/99                                2/18/93
       International Opportunities                          7/7/98                                  9/8/98
         International Corporate                            7/7/98                                  9/8/98
             Emerging Markets                               2/19/99                                1/21/97
            Global High Yield                               7/7/98                                  9/8/98
            Inflation-Indexed                               2/19/99                                1/21/97
         Inflation-Indexed Hedged                           2/19/99                                1/21/97



Each Advisory and Sub-Advisory Agreement is terminable without penalty:
a.       on not less than 60 days' notice by the Board of Directors;
b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class; or
c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.
Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Adviser's/Sub-Adviser's Payment of Fund Expenses
The   Investment   Adviser  pays  all  of  its  expenses
arising from its performance obligations pursuant to the Advisory Agreements, including:
a.       all executive salaries and expenses of the Fund's directors,
b.       officers employed by the Investment Adviser, or
c.       its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

Fund's Payment of Fund Expenses
Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:


    a.       investment advisory fees,                        j.       expenses of printing and distributing reports to
                                                                       shareholders,
    b.       brokerage commissions,                           k.       notices and proxy materials to existing shareholders,
    c.       insurance premiums and extraordinary expenses    l.       expenses of printing and filing reports and other
             such as litigation expenses,                              documents filed with governmental agencies,
    d.       fees and expenses of independent attorneys,      m.       expenses of annual and special shareholders' meetings,
    e.       auditors,                                        n.       membership dues in the Investment Company Institute,
    f.       custodians,                                      o.       interest,
    h.       administrators,                                  p.       fees and expenses of directors of the Fund who are not
    i.       expenses of registering and qualifying shares             employees of the Investment Adviser or its affiliates.
             of the Fund under federal and state laws and
             regulations,


Portfolio's Payment of Fund Expenses Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (U.S. Short Term, Worldwide and Worldwide-Hedged Portfolios pay their fees quarterly) which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):



       ----------------------------------------------------- -------------------------------------------------------
            U.S. Portfolios                                           Global and International Portfolios
            Rates                                                                    Rates
       ----------------------------------------------------- -------------------------------------------------------
       ----------------------------------------------------- -------------------------------------------------------
            Money Market                   0.10%                       Global Tactical Exposure*** 0.10%
            Mortgage LIBOR                 0.30%                                Worldwide 0.40%
            U.S. Short Term*               0.15%                          Worldwide-Hedged **** 0.30%
            Limited Duration               0.35%                              International 0.40%
            Mortgage-Backed**             0.10%                        International Opportunities 0.40%
            Asset-Backed                   0.10%                         International Corporate 0.10%
            High Yield                     0.40%                             Emerging Markets 0.75%
            Enhanced Equity Market        0.35%                             Global High Yield 0.50%
            U.S. Treasury                  0.30%                            Inflation-Indexed 0.40%
            U.S. Corporate                 0.10%                         Inflation-Indexed Hedged 0.40%
            Broad Market                   0.30%
       ----------------------------------------------------- -------------------------------------------------------


* Effective March 1, 1996, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%. ** Effective October 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.35%. *** Effective September 1, 1997 the Investment Adviser has voluntarily lowered the advisory fee from 0.40%. **** Effective July 1, 1995, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.

For the years ended December 31, 1998,  December 31, 1997, December 31, 1996 and
December   31,  1995,   the  amount  of  advisory   fees  (net  of  waivers  and
reimbursements) paid by each Portfolio were as follows:



--------------------------------- ----------------------- -------------------- -------------------- ----------------------
                                   Year Ended Dec. 31,      Year Ended Dec.      Year Ended Dec.     Year Ended Dec. 31,
         Portfolio Name                    1998                31, 1997             31, 1996                1995
--------------------------------- ----------------------- -------------------- -------------------- ----------------------

                                                      U.S. Portfolios
--------------------------------- ----------------------- -------------------- -------------------- ----------------------
          Money Market
                                           $7,832                $7,718                 $0                    $0
        U.S. Short-Term
                                          $856,044              $598,652             $607,871              $867,461
        Limited Duration
                                          $109,507               $10,639              $1,711                  $0
      Mortgage-Backed (1)
                                          $843,247             $1,286,506            $126,822                 N/A
--------------------------------------------------------------------------------------------------------------------------

                                            Global and International Portfolios
--------------------------------- ----------------------- -------------------- -------------------- ----------------------
  Global Tactical Exposure (2)
                                        $334,646                $500,355             $180,065               $52,860
           Worldwide
                                        $323,633                $308,466             $334,929               $46,819
        Worldwide-Hedged
                                        $415,539                $112,750              $1,647                  $0
       International (3)
                                        $269,258                $136,714              $12,322                 N/A
International Opportunities (4)
                                          $6,257                   N/A                  N/A                   N/A
      Emerging Markets (5)
                                      $1,191,914                $191,177                N/A                   N/A

(1)      Commencement of operations was April 29, 1996.
(2)      Commencement of operations was May 9, 1996.
(3) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995
(4)      Commencement of operations was on October 8, 1998.
(5)      Commencement of operations was August 12, 1997.


Administration Agreement

Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital, a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors. Investors Capital provides for, or assists in, managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

                   PRINCIPAL SECURITIES HOLDERS

                       Money Market Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:


Name and Address of Beneficial Owner:                                                                    Percent of Portfolio:

COOPER INDUSTRIES INC., 1001 FANNIN ST., FIRST CITY TOWER, STE. 3900                                            99.33%
P.O. BOX 4446, HOUSTON, TX  77210

                                 U.S. Short-Term Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                                                                    Percent of Portfolio:

General Motors Employees Global Group Pension Trust, c/o Fischer Francis Trees & Watts, Inc.,  200              40.93%
Park Ave., 46th Fl., New York, NY 10166

Bank Of America Fund c/o Fischer Francis Trees & Watts, Inc., 200 PARK AVE. 46TH FL., NEW YORK, NY              10.78%
10166

PACIFIC GAS AND ELECTRIC CO. SHORT TERM LIQUIDITY PORTFOLIO  C/O STATE STREET BANK AND TRUST, ONE                7.69%
ENTERPRISE DR., N. QUINCY, MA  02171

SOLUTIA INC. DEFINED BENEFIT PLAN, C/O FISCHER FRANCIS TREES & WATTS INC., 200 PARK AVE., 46TH                   6.36%
FLOOR, NEW YORK, NY 10166


                               Limited Duration Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner                                                                  Percent of Portfolio

Rockdale Health Systems, c/o Fischer Francis Trees & Watts, Inc., 200 Park Ave., New York, NY 10166          36.83%

BARCLAYS GLOBAL INVESTORS TR.  FBO MARS DEFERRED COMPENSATION PLAN STABLE VALUE MASTER FUND, 800             25.27%
SCUDDERS MILL RD., PLAINSBORO, NJ 08536

CORP. FOR SUPPORTIVE HOUSING, 342 MADISON AVE., STE. 505, NEW YORK, NY  10173                                14.40%

THE DOW CHEMICAL CO. FOUNDATION, DORINCO 100,  MIDLAND, MI  48674                                            12.27%

SPRINT SHORT INTERMEDIATE, 2330 SHAWNEE MISSION PKWY. WAESTWOOD, KS 66205-2005                               7.28%

                                                Mortgage-Backed Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:


Name and Address of Beneficial Owner                                                                  Percent of Portfolio

Ford Motor Co., Dingle & Co., Fbo Ford Motor Co. c/o Comercia Bank P.O. Box 75000, Detroit, MI 48275         30.66%

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT RETIREMENT STAFF        BENEFITS PLAN, C/O             10.89%
FISCHER FRANCIS TREES & WATTS INC.,  200 PARK AVE., 46TH FL., NEW YORK, NY 10166

HARBOR CAPITAL GROUP TRUST FOR DEFINED BENEFIT PLANS C/O FISCHER FRANCIS TREES & WATTS, INC.,  200           9.42%
PARK AVE. 46TH FL., NEW YORK, NY 10166

THE NORTHERN TRUST CO FBO MONSANTO DEFINED CONTRIBUTION AND EMPLOYEE STOCK OWNERSHIP TRUST, P.O. BOX         9.33%
92956, CHICAGO, IL  60675

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT STAFF RETIREMENT PLAN, C/O FISCHER FRANCIS             8.60%
TREES & WATTS, INC. 200 PARK AVE.  46TH FL., NEW YORK,  NY  10166

STATE STREET BANK & TRUST CO. FBO BULL HN INFORMATION SYSTEMS INC.     RETIREMENT/AGGREGATE, 1               7.74%
ENTERPRISE DRIVE SW 5C,  N. QUINCY, MA02171


                                            Global Tactical Exposure Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:


Name and Address of Beneficial Owner:                                                                Percent of Portfolio:

COMERICA BANK TR. U/A DTD 5/1/86  FORD MOTOR CO., MASTER TRUST MUTUAL FUNDS, P.O. BOX 75000,                64.63%
DETROIT, MI  48275

Harbor Capital Group Trust For Defined Benefit Plans, c/o Fischer Francis Trees & Watts, Inc. 200            8.04%
Park Ave., 46th Fl., New York, NY 10166

Northrop Corporation, Employee Benefit Plan 1840 Century Park W., Los Angeles, CA 9006                       5.84%


                                                   Worldwide Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:


Name and Address of Beneficial Owner:                                                               Percent of Portfolio:

BOB & CO. C/O BANK OF BOSTON, P.O. BOX 1809, BOSTON, MA  02105                                              25.83%

COMMUNITY FOUNDATION FOR SOUTHEASTERN MICHIGAN, 333 W. FORT ST.,  STE. 2010, DETROIT, MI  48226             18.96%

LIVA & CO.,  P.O. BOX 1412, ROCHESTER, NY  14603                                                            14.67%

GENEVA REGIONAL HEALTH SYSTEM INC. 196 NORTH ST., GENEVA, NY 14456                                          9.87%

MASSACHUSETTS EYE & EAR INFIRMARY - PENSION, 243 CHARLES STREET, BOSTON, MA  02114                          7.43%

ROCHESTER GENERAL HOSPITAL, 1425 PORTLAND AVE.,  ROCHESTER, NY  14621                                       5.47%

FOUNDATION OF THE MASSACHUSETTS EYE AND EAR INFIRMARY - UNRESTRICTED 243 CHARLES STREET, BOSTON,            5.40%
MA  02114


                                                Worldwide-Hedged Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:


Name and Address of Beneficial Owner:                                                               Percent of Portfolio:

MAC & CO. MUTUAL FUNDS OPERATIONS,  P.O. BOX 3198, PITTSBURGH, PA 15230                                     39.82%

THE NORTHERN TRUST COMPANY  MARS BENEFIT TRUST,  P.O. BOX 92956, CHICAGO, IL  60675                         10.27%

MITRA & CO., 1000 N. WATER ST,  14TH FL., MILWAUKEE, WI 53202                                               10.05%

LAW SCHOOL ADMISSION COUNCIL, INC.,  BOX 40 NEWTOWN, PA18940-40                                             9.48%

WENDEL & CO.,  THE BANK OF NEW YORK, P.O. BOX 1066 WALL STREET STATION, NEW YORK, NY  10268                 9.21%

STATE STREET BANK & TRUST  AS TRUSTEE  FOR THE GOLDMAN SACHS PENSION PLAN, 200 NEWPORT AVE., N.             6.68%
QUINCY, MA 02171

The McCallie School, 500 Dodds Ave., Chattanooga, TN  37404                                                 5.01%

                                   International Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:


Name and Address of Beneficial Owner:                                                               Percent of Portfolio:

EVELYN AND WALTER HAAS JR FUND.  ONE LOMBARD STREET,  SUITE 305, SAN FRANCISCO, CA94111                     30.08%

COLONIAL WILLIAMSBURG FOUNDATION,  P.O. BOX 1776, WILLIAMSBURG, VA 231871776                                18.76%

NORTHERN TRUST CO., P.O. BOX 92956, 801 S CANAL STREET C1S, CHICAGO, IL 60675                               18.14%

MAC & CO., P.O. BOX 3198, PITTSBURGH, PA 15230-3198                                                         8.92%

THE DOW CHEMICAL COMPANY SALARIED SAVINGS PLAN C/O BANKERS TRUST CO.  100 PLAZA ONE,  MAIL STOP #           7.06%
3048, JERSEY CITY, NJ 07311

HF INVESTMENT LP, 1700 OLD DEERFIELD RD.,  HIGHLAND PARK, IL  60035                                         6.90%

RETIREMENT INCOME PLAN FOR EMPLOYEES OF COLONIAL WILLIAMSBURG, P.O. BOX 1776   WILLIAMSBURG, VA             6.07%
231871776

                                          International Opportunities Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:


Name and Address of Beneficial Owner:                                                               Percent of Portfolio:

HEB INVESTMENT PLANS C/O FISCHER FRANCIS TREES & WATTS INC., 200 PARK AVE., NEW YORK, NY 10166               100%


                                                Emerging Markets Portfolio

As of March 31, 1999 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                                                                Percent of Portfolio:

FORD MOTOR CO MASTER TRUST, P.O. BOX 75000, DETROIT, MI  48275                                              35.17%

UTAH RETIREMENT SYSTEMS C/O FISHER FRANCIS TREES & WATTS, INC.  200 PARK AVE. 46TH FL., NEW YORK,           24.81%
NY10166

AMERITECH PENSION TRUST C/O FISCHER FRANCIS TREES & WATTS, INC.,  200 PARK AVE. 46TH FL, NEW YORK,           9.88%
NY 10166

THE 1199 HEALTH CARE EMPLOYEES PENSION PLAN C/O FISCHER FRANCIS TREES & WATTS, INC. 200 PARK AVE.,           7.20
46TH FL., NEW YORK,  NY10166

HARBOR CAPITAL GROUP TRUST FOR DEFINED BENEFIT PLANS C/O FISCHER FRANCIS TREES & WATTS, INC. 200             7.05%
PARK AVE., 46TH FL., NEW YORK, NY  10166




                   DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and Investors Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Capital bears the expense of its distribution activities. The Fund and Investors Capital have agreed to indemnify one another against certain liabilities.



           Supplemental Portfolio Information

                 Money Market Portfolio

The Money Market Portfolio began operations as a Portfolio of FFTW Funds, Inc. (the "FFTW Portfolio) on April 29, 1997. Previously, the Portfolio operated as the Money Market Portfolio of AMT Capital Fund, Inc. (the "AMT Capital Portfolio") which was sub-advised by Fischer Francis Trees & Watts, Inc. Shareholders of this AMT Capital Portfolio approved a tax-free reorganization into the FFTW Portfolio on April 28, 1997

The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                MORTGAGE LIBOR PORTFOLIO

The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this Portfolio, home equity loans are considered mortgage-backed securities.

The Mortgage LIBOR Portfolio's average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the J.P. Morgan 3-Month Eurodeposit Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


               U.S. Short Term Portfolio

U.S.  Short-Term's  shares  are  not  guaranteed  by the
U.S.  Government.   U.S.  Short-Term  is  not  a  "money
market   fund"  and  may  engage  in   investments   not
permitted  by  money   market  funds  under   applicable
regulations.

The average U.S. dollar-weighted duration generally is shorter than one year. Except for temporary defensive purposes the Portfolio will not have a U.S. dollar-weighted average duration exceeding three years. The Portfolio's expected turnover ranges between 2,000% and 6,000% per year, but may be higher depending on market conditions.


               LIMITED DURATION PORTFOLIO

Limited Duration is a suitable investment option for defined contribution and retirement plans. The Limited Duration Portfolio's name was formally changed from Stable Return Portfolio on September 11, 1998.

The average U.S. dollar-weighted duration generally is shorter than three years. The average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the Merrill Lynch 1-2.99 Treasury Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


               Mortgage-Backed portfolio

The Mortgage-Backed Portfolio's name was formally changed from Mortgage Total Return Portfolio on September 11, 1998. For the purpose of this Portfolio, home equity loans are considered mortgage-backed securities.

The average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the Lehman Brother Mortgage-Backed Securities Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                 ASSET-Backed Portfolio

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Asset-Backed Securities Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                  High Yield Portfolio

The average U.S. dollar-weighted duration generally will not exceed one year around the average duration of the Salomon Smith Barney All BB and B Rated Issues Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


            Enhanced equity market Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed plus or minus 2.5 years around the average duration of the S&P 500 Index(TM). The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                 U.S Treasury Portfolio

Investors in most jurisdictions will be provided with income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Government Securities Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                U.S. Corporate Portfolio

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Salomon Smith Barney Corporate Bond Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.

                 Broad market Portfolio

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Aggregate Bond Index.. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


           Global Tactical Exposure Portfolio

The Global Tactical Exposure Portfolio's name was formally changed from International Hedged Portfolio on September 11, 1998. The Portfolio's average
U.S. dollar-weighted duration generally will not exceed three months, plus or minus the average duration of the J.P. Morgan 3-Month Eurodeposit Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                  Worldwide Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the J.P. Morgan Global
Government Bond Index (Unhedged). The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


               Worldwide-Hedged Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the J.P. Morgan Global Government Bond Index (Hedged). The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                International Portfolio

The Portfolio's  average U.S.  dollar-weighted  duration
generally  will not exceed  one year,  plus or minus the
average  duration of the J.P.  Morgan Global  Government
Bond   Index   (Non-U.S.   Unhedged.   The   Portfolio's
expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


         International opportunities Portfolio

The Portfolio's  average U.S.  dollar-weighted  duration
generally  will not  exceed  one year  plus or minus the
average  duration of the J.P.  Morgan Global  Government
Bond  Indices  (either the  Non-U.S.  Hedged or Non-U.S.
Unhedged,   whichever   is   lower).   The   Portfolio's
expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


           International corporate Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year plus or minus the average duration of the Lehman Brothers Euro Corporate Bond Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


               emerging markets Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the composite index of 60% J.P. Morgan Emerging Local Markets Index Plus and 40% J.P. Morgan Emerging Markets Bond Index Plus. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


              Global high yield Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Salomon Smith Barney All BB & B Rated Issues Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


              inflation-indexed Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Lehman Brothers Global Real Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.

           Inflation-Indexed Hedged Portfolio

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Lehman Brothers Global Real Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.

                 Broad market Portfolio

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Aggregate Bond Index.. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.



          .supplemental inVestment information

        SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "Descriptions of Investments and the Risks Involved." Additional information concerning the characteristics of certain of the Portfolio's investments are set forth below.

U.S. Treasury and U.S. Government Agency Securities
U.S.  Treasury  and U.S.  Government  Agency  Securities
differ  primarily in their interest  rates,  the lengths
of   their   maturities   and   the   dates   of   their
issuances.  While  these  securities  are  issued  under
the   authority  of  an  Act  of   Congress,   the  U.S.
Government  is  not   obligated  to  provide   financial
support to the issuing instrumentalities.

Foreign Government and International and Supranational Agency Securities Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities: a. International Bank for Reconstruction, and Development ("World Bank"); b. European Steel and Coal Community; c. Asian Development Bank, the European Bank for Reconstruction; and d. Development and the Inter-American Development Bank. The governmental members, or "shareholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Bank Obligations
The Fund limits its U.S.  bank  obligations  investments
to  U.S.   banks   meeting  the   Investment   Adviser's
creditworthiness   criteria.   The   Fund   limits   its
investments  in  foreign  bank  obligations  to  foreign
banks   (including  U.S.   branches  of  foreign  banks)
meeting the Investment Adviser's or the Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

Repurchase and Reverse Repurchase Agreements When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

Dollar Roll Transactions
"Dollar roll" transactions occur when a Portfolio sells GNMA certificates or other mortgage-backed securities to a bank or broker-dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. Portfolios will not use such transactions for leverage purposes and will segregate cash, U.S. Government securities or other appropriate securities in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio may forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the Portfolio fee received, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

Mortgage-Backed Securities
Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are often referred to as "traunches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

Other Asset-Backed Securities
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities as they become available.

Zero Coupon Securities and Custodial Receipts Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "coupons") which have been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S.
Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Loan Participations
A loan participation is an interest in a loan to a U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. (See: "Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques")

Variable Amount Master Demand Notes
Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's or Standard & Poors.

Currency-Indexed Notes
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

Principal Exchange Rate Linked Securities Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

Performance Indexed Paper
Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Foreign Currency Exchange-Related Securities Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.

Securities Denominated in Multi-National Currency Units or More Than One Currency An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"). The ECU is a "basket" consisting of specified currency amounts of the member states of the European Community, a Western European economic cooperative organization. The specific currency amounts comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, commonly issue ECU-denominated obligations.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

Municipal Instruments
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.



   SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

Borrowing
Each Portfolio may borrow money temporarily from banks when:
a. it is advantageous to do so in order to meet redemption requests,
b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,
c. the custodian of the Fund fails to complete delivery of securities sold, or
d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.
In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

Securities Lending
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.


  SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE
  FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT TECHNIQUES / STRATEGIES & ASSOCIATED RISKS." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

Foreign Investments
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remain uninvested, earning no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations which may impact currency exchange rates.

Foreign Bank Obligations
Foreign  bank  obligations  involve  somewhat  different
investment  risks than those  affecting  obligations  of
United  States  banks.   Included  in  these  risks  are
possibilities that:
a.       investment liquidity may be impaired due to future
         political and economic developments;
b.       their obligations may be less marketable than comparable
         obligations of United States banks;
c.       a foreign jurisdiction might impose withholding taxes on
         interest income payable on those obligations;
d.       foreign deposits may be seized or nationalized;
e.       foreign  governmental  restrictions  such as exchange
         controls  may be adopted  that might  adversely  affect the
         payment  of   principal   and  interest  on  those
         obligations;
f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or
g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those  applicable  to United
      States banks.
Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.

Dollar Roll Transactions
Dollar roll transactions involve potential risks of loss which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

Mortgage and Asset-Backed Securities Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

Forward Commitments
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

Loan Participations
Because the bank issuing a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert, through the issuing bank, such rights as may exist against the underlying corporate borrower should the underlying corporate borrower fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

High Yield/High Risk Debt Securities High Yield, Emerging Markets and Global High Yield will invest its assets in debt securities which are rated below investment-grade--that is, rated below Baa by Moody's or BBB by Standard & Poors, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments.


            Supplemental Hedging Techniques

Each of the Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, Worldwide-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Techniques / Strategies & Associated Risks" in the Prospectus and "Tax Considerations" below for more information on hedging.)

Forward Foreign Currency Exchange Contracts & Associated Risks Each Portfolio may, and generally the Global and International Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:
a. the foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;
b. trading forward contracts can involve a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;
c. trading losses that are not offset by corresponding gains in assets being hedged could reduce the value of assets held by a Portfolio;
d. the precise matching of the forward contract amounts and the value of the hedged portfolio securities involved will not generally be possible. The future value of such foreign currency denominated portfolio securities will change as a consequence of market movements in the value of those securities. This change is unrelated to fluctuations in exchange rates and the U.S. dollar-equivalent value of such assets between the date the forward contract is entered into and the date that it is sold. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market
     (and bear the expense of such purchase), if the market value of the security is less than the amount of the foreign currency it may deliver, pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:
a.       the foreign currency involved;
b.       the length of the contract period; and
c. the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.
Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract or otherwise, to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Other Strategies of the Global and International Portfolios The Global and International Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. These Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

Options on Foreign Currencies
Each  Portfolio  may  purchase  and sell (or  write) put
and  call  options  on  foreign  currencies   protecting
against:
a. a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or
b. a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Securities
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolios purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options on securities reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

Considerations Concerning Options
The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "exercise price") for a specified length of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g. options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

      Exchange Traded & OTC Options U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, over the counter ("OTC") options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from which it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

      Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who agree to enter into them, and those who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

     Foreign Currencies
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The use of options to hedge a Portfolio's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

     A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

     The value of an option position will reflect, among other things:
a.       the current market price of the underlying currency or security;
b.       the time remaining until expiration;
c.       the relationship of the exercise price to the market price;
d.       the historical price volatility of the underlying currency; and
e.       security and general market conditions.
     For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

     Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in-the-money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

     A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.

Futures Contracts
Each   Portfolio  may  enter  into   contracts  for  the
purchase  or sale  for  future  delivery  (a  "futures
contract") of:
a.       fixed-income securities or foreign currencies;
b.       contracts based on financial indices including
         any index of U.S. Government Securities; c. foreign government securities; or d. corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts, based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar. This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:
a. investors' obligations to meet additional variation margin requirements;
b. decisions to make or take delivery, rather than entering into offsetting transactions; and
c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.
The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio hedges against an interest rate increase, (which would adversely affect the price of debt securities held) and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets which it had hedged. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Futures Contracts
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

    Risk = The Premium Paid For The Option + Related
                   Transaction Costs

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently. This would make clearer the risks connected with such options, and would allow the are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the investment Advisor's or Sub-Advisor's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss. This would occur when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                     INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Portfolios may not: a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);
b.    issue senior securities (other than as specified
      in clause a);
c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
d.    make short  sales of  securities  (does not
      include  options,  futures,  options  on futures or
      forward  currency
      contracts)     except    for    Mortgage    LIBOR,
      Mortgage-Backed,    Asset-Backed,    High   Yield,
      Enhanced    Equity   market,    U.S.    Corporate,
      International     Opportunities,     International
      Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged;
e.    underwrite securities of other issuers;
f. invest in companies for the purpose of exercising control or management;
g. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or
h.    purchase or sell physical commodities or related commodity contracts.

In addition, each Portfolio is prohibited from:
a. purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer; and
b. the investment of more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Additional investment restrictions specific to a particular portfolio are as follows:

Money Market Portfolio
Money  Market  may  not   (although  not  a  fundamental
policy):
a.   invest more than 5% of its total assets in the
     securities of any one issuer or in premiums related to puts from any one issuer, except U.S. Government securities, provided that the Portfolio may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Investment Adviser; or
b. invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Investment Adviser to be of comparable quality.
c.       Money Market Minimum Credit Ratings for Allowable
     Investments:
     1.   First   Tier   Securities:   any   instruments
     receiving  the  highest  short-term  rating  by  at
     least two nationally recognized  statistical rating
     organizations  ("NRSROs") such as "A-1" by Standard
     & Poor's and "P-1" by  Moody's or are single  rated
     and have received the highest  short-term rating by
     the NRSRO.  This  includes all  instruments  issued
     by   the   U.S.   Government,   its   agencies   or
     instrumentalities  and any single rated and unrated
     instruments   that   are   determined   to   be  of
     comparable   quality  by  the  Investment   Adviser
     pursuant  to  guidelines  approved  by the Board of
     Directors.
     2. Second Tier  Securities:  any  instrument  rated
     by two NRSROs in the second  highest  category,  or
     rated by one NRSRO in the highest  category  and by
     another NRSRO in the second highest  category or by
     one NRSRO in the second  highest  category.  Second
     Tier  Securities  are limited in total of 5% of the
     Portfolio's  total  assets  and  on  a  per  issuer
     basis,  to no more  than the  greater  of 1% of the
     Portfolio's  total assets or $1,000,000.  This also
     includes any single  rated and unrated  instruments
     that are determined to be of comparable  quality by
     the  Investment   Adviser  pursuant  to  guidelines
     approved by the Board of Directors.


U.S. Short-Term Portfolio
U.S.    Short-Term    has   adopted   five    additional
fundamental  policies  that may not be  changed  without
the  approval  of  the  holders  of a  majority  of  the
shares of the Portfolio.  The Portfolio may not:
a.       invest more than 5% of its total assets in the
         securities  of any issuer (other than U.S.
         Government  Securities and repurchase agreements);
b.       invest more than 25% of its total assets in the
         securities of issuers in any industry (other than
         U.S.  Government Securities and the banking industry);
c.       enter into repurchase or reverse repurchase  agreements
         if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements;
d.       make loans to other persons, except by:
i.       the  purchase  of a portion  of an issue of debt
         obligations  in which a  Portfolio  is  authorized
         to invest in
         accordance with its investment objectives,
ii.      engaging in repurchase agreements, or
iii.     purchasing or selling  commodities or commidity
         contracts, except that the Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Worldwide and Worldwide-Hedged Portfolios
Worldwide  and  Worldwide-Hedged  each have  adopted two
additional   fundamental   policies   that  may  not  be
changed  without  the  approval  of  the  holders  of  a
majority  of  the  shares  of  either  Portfolio.   Each
Portfolio may not:
a. enter into repurchase or reverse repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements; or
b. purchase or sell commodities or commodity contracts, except that each Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Illiquid Securities
The Commission's staff has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of an OTC option will be restricted if: a. the total market value of the Portfolio's outstanding OTC options exceed 15% (10% for Money Market) of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;
b.   the market value of the underlying  securities
     covered by OTC call options currently outstanding
     that were sold by
     such  Portfolio  exceed 15% (10% for Money  Market)
     of the net  assets  of  such  Portfolio,  taken  at
     market  value,  together  with all other  assets of
     the   Portfolio   that  are  illiquid  or  are  not
     otherwise readily marketable; and
c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                 PORTFOLIO TRANSACTIONS

The Fund's debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio were as follows:


---------------------------------- --------------------- ------------------- ------------------ ----------------
                                   Year Ended December       Year Ended         Year Ended        Year Ended
            Portfolio                    31, 1998        December 31, 1997   December 31, 1996   December 31,
                                                                                                     1995
---------------------------------- --------------------- ------------------- ------------------ ----------------
                                                                  U.S. Portfolios
                  ----------------------------------------------------------------------------------------------------------------
        U.S. Short -Term
                                       $139,225            $ 126,108          $ 110,133         $ 187,185
        Limited Duration
                                         $3,587                3,649                  0            27,616
       Mortgage-Backed (1)
                                       $221,300              463,651             30,152               N/A
                  ----------------------------------------------------------------------------------------------------------------
                                                        Global and International Portfolios
---------------------------------- -------------------- -------------------- ------------------ ----------------
  Global Tactical Exposure (2)       $239,523               $127,213            $12,342           $15,643
            Worldwide                 28,336                  21,065            $10,254            15,268
        Worldwide-Hedged              54,965                  11,724              2,719             3,083
        International (3)             34,107                  13,040              2,707               N/A
 International Opportunities (4)       305                       N/A                N/A               N/A
      Emerging Markets (5)            32,923                   7,697                N/A               N/A
---------------------------------- -------------------- -------------------- ------------------ ----------------

(1)      Commenced operations April 29, 1996.
(2)      The  Portfolio  was  fully   liquidated  on  December  30,  1994,   and
         recommenced operations on September 14, 1995.
(3)      Commenced operations May 9, 1996.
(4)      Commenced operations on October 8, 1998
(5)      Commenced operations on August 12, 1997.

The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, incurring this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment, which is appropriate for one Portfolio, is considered for purchase for the account of another Portfolio, client or fund. If this occurs, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

The Global and International Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.


            SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences, does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.

Qualification as a Regulated Investment Company Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, a Portfolio must, among other things: a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");
b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:
a. at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables),
           U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and
      ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).
The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income. To date, such regulations have not been promulgated.

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of : a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;
b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and
c.       any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional Portfolio shares. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

Distributions
The following qualifies as taxable income to Portfolio shareholders:
a. Portfolio's automatic reinvestment of its ordinary income,
b. net short-term capital gains and net long-term capital gains in additional Portfolio shares, and
c. distribution of such shares to shareholders. Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and then reinvested by them in Portfolio shares--even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the Portfolio: a. declares it during October, November or December,
         and
b. the distribution has a record date in such a month, and
c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Sale of Shares
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. A shareholder holding Portfolio shares for six months or longer will realize a long term capital loss on share disposition. Should such loss occur, to the extent of any net capital gains distributions deemed received by the shareholder.

Zero Coupon Securities
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

Hedging Transactions
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so, regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"). As such, any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

     Straddles
     The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been executed, thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

     A Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

     Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

Foreign Currency-Related Transactions
Gains  or   losses   attributable   to   exchange   rate
fluctuations  are generally  treated as ordinary  income
or  ordinary  loss when they  occur  between  the time a
Portfolio   accrues   interest  or  other   receivables,
accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities.
In addition, gains or losses may be the result of:
a.       certain option dispositions
b.       futures and forward contracts
c. debt security dispositions denominated in a foreign currency
d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

Backup Withholding
A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 31% rate applies to shareholders receiving redemption payments who: a. fail to provide the Portfolio with their correct taxpayer identification number;
b.       fail to make required certifications,
c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Foreign Shareholders
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a  foreign  shareholder's  Portfolio  income is found
to be  "effectively  connected"  with  a U.S.  trade  or
business,   the  distributions  of  investment   company
taxable  income  will be  subject  to a U.S.  tax of 30%
(or  lower   treaty   rate).   Such  tax  is   generally
withheld   from   distributions   and  any  gains   upon
redemption.  Capital  gain  distributions  and any gains
upon   redemption,   sale  or  exchange  of  shares  are
subject  to  U.S.  tax at the  rate  of  30%  (or  lower
treaty   rate).   The  30%  rate  also   applies   to  a
nonresident alien who is physically  present in the U.S.
for longer  than 182 days  during the  taxable  year and
fails  to  meet  certain  other  requirements.  The  30%
capital  gains tax on  non-resident  alien  individuals,
physically  present  in the U.S.  longer  than 182 days,
only   applies  in   exceptional   cases   because   any
individual  present  in the  U.S.  longer  than 182 days
during  the  taxable  year  is  generally  treated  as a
resident  for  U.S.  federal  income  tax  purposes.  In
that case,  he or she would be  subject to U.S.  federal
income  tax  on  his  or  her  worldwide  income  at the
graduated  rates  applicable  to U.S.  citizens,  rather
than the 30%  U.S.  tax.  In the case of a  non-resident
alien  shareholder,  the  Portfolio  may be  required to
withhold  U.S.  federal  income  tax at a rate of 31% of
deemed  distributions  of net capital  gains  unless the
foreign  shareholder   certifies  his  or  her  non-U.S.
status   under   penalties   of  perjury  or   otherwise
establishes  an  exemption.   See  "Backup  Withholding"
above.

If  a   foreign   shareholder's   Portfolio   income  is
effectively connected with a U.S. trade or business, then:
a. deemed distributions of investment company taxable income,
b.       capital gain dividends, and
c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

Short Sales
Each of the following Portfolios: Mortgage LIBOR, Mortgage-Backed, Asset-Backed, High Yield, Enhanced Equity Market, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. In addition, the Portfolio's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

U.S. Short-Term Portfolio
As a result of its expected high portfolio turnover rate, U.S. Short-Term Portfolio may recognize higher short-term capital gains than mutual funds with lower turnover rates. Such gains must be distributed to shareholders.

Global and International Portfolios
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the International Portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

Other Taxes
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


                SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank & Trust Company, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares are recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, Investors Capital, AMT Capital and the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.


            CALCULATION OF PERFORMANCE DATA

From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of a Portfolio's yield are based on all investment income per share during a particular 30-day (or one month) period, (including dividends and interest), less expenses accrued during the period ("net investment income"). Such quotations are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                        Yield =         2  [ (   a  -    + 1 ) 6  - 1]
                                                 b
                                                   c d
Where:
    a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Shares of a Portfolio outstanding during he period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period.

The yield as defined above for each relevant Fund Portfolio for the 30-day period ended March 31, 1999 is as follows:

                  U.S. Portfolios
                  U.S. Short-Term   ......................................4.97%
                  Limited Duration  .............. .......................5.50%
                  Mortgage Backed   5.77%


                  Global and International Portfolios
                  Global Tactical Exposure ...............................4.63%
                  Worldwide   ............................................3.78%
                  Worldwide-Hedged  ......................................4.10%
                  International...........................................4.06%
                  International Opportunities.............................3.48%
                  Emerging Markets  12.99%

The Money Market Portfolio may, from time to time, include the "yield" and "effective yield" in advertisements or reports to shareholders or prospective investors.

Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

           Effective Yield = [(Base Period Return + 1)365/7] - 1

Money Market Portfolio's yield and effective yield for the seven-day period ended December 31, 1997 are 5.76% and 5.93%, respectively.

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Fund Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the Securities and Exchange
Commission:

                                                   P(1 + T)n = ERV

Where          P =      a hypothetical initial payment of $1,000,
               T =      the average annual total return,
               n =      the number of years, and
               ERV =    the ending  redeemable value of a hypothetical
                        $1,000 payment made at the beginning of
                        the period.

                  All total return figures assume that all dividends are reinvested when paid.

From the time of Fund commencement, the total return as defined above, for each Portfolio (annualized) for the one and five year periods, and life of the Portfolio, ended December 31, 1998 are as follows:



                                              One Year         Five Years*        Life of Portfolio        Inception
U.S. Portfolios
Money Market                                    5.51%             5.20%                 5.12%               11/1/93
U.S. Short-Term                                 5.59%             5.13%                 5.21%               12/6/89
Limited Duration                                6.79%             5.76%                 5.94%               7/26/93
Mortgage-Backed                                 7.42%              N/A                  8.98%               4/29/96

Global and International Portfolios
Global Tactical Exposure**                      8.20%              N/A                  7.27%               9/14/95
Worldwide                                      15.58%             6.72%                 8.77%               4/15/92
Worldwide-Hedged                               11.53%             10.58%               10.83%               5/19/92
International                                  18.35%              N/A                  9.03%                5/9/96
International Opportunities                      N/A               N/A                 0.89%*               10/8/98
Emerging Markets                               (10.50)             N/A                 (8.49%)              8/12/97


*  Annualized
** The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.

                     ADMINISTRATOR

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing a Portfolio expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.


                     CONTROL PERSON

As of March 31, 1999, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund, representing 78.4% of the Fund's total net assets and therefore, may be deemed a control person.


             CUSTODIAN AND ACCOUNTING AGENT

Investors Bank & Trust Company,  P.O. Box 1537,  Boston,
Massachusetts  02205-1537,  is Custodian and  Accounting
Agent for the Fund.

         TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537 is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                     LEGAL COUNSEL

Dechert   Price  &  Rhoads,   1775  Eye  Street,   N.W.,
Washington, D.C. 20006-2401, is legal counsel for the Fund.


                  INDEPENDENT AUDITORS

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund. Ernst & Young LLP also renders accounting services to the Investment Adviser.

                  FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 1997 are incorporated herein by reference to the Annual Report to shareholders covering this period. A copy has been delivered with this Statement of Additional Information.

                                                         APPENDIX

                                      MERRILL LYNCH 1-2.99 YEAR TREASURY INDEX1
                                     Quarterly Returns: March 1988 - March 1999


--------------------------- -----------------------------          --------------------------- ---------------------------
       Quarter End                    Return %                            Quarter End                   Return %
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------

--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/88                         2.64                                 12/93                        0.59
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/88                         1.04                                  3/94                       (0.50)
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/88                         1.45                                  6/94                        0.08
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/88                         0.96                                  9/94                        0.99
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/89                         1.24                                 12/94                        0.01
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/89                         4.98                                  3/95                        3.36
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/89                         1.46                                  6/95                        3.21
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/89                         2.82                                  9/95                        1.51
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/90                         0.89                                 12/95                        2.51
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/90                         2.80                                  3/96                        0.34
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/90                         2.38                                  6/96                        1.01
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/90                         3.32                                  9/96                        1.65
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/91                         2.20                                 12/96                        1.91
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/91                         1.97                                  3/97                        0.66
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/91                         3.36                                  6/97                        2.20
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/91                         3.68                                  9/97                        1.96
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/92                         0.16                                 12/97                        1.68
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/92                         2.88                                  3/98                        1.47
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/92                         2.98                                  6/98
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/92                         0.18                                  9/98
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/93                         2.21                                 12/98
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/93                         1.08                                  3/99
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/93                         1.43
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------

--------------------------- -----------------------------          --------------------------- ---------------------------

1Time-weighted rates of return, unannualized.

              QUALITY RATING DESCRIPTIONS

              Standard & Poors Corporation

AAA.   Bonds  rated  AAA  are  the  highest  grade  debt
obligations.   This  rating   indicates   an   extremely
strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and is dependant upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. It the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


            Moody's Investors Service, Inc.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. This rating represents bonds which may be in default or, there may be present elements of danger with respect to principal or interest.

Ca.   This   rating   represents   highly    speculative
bonds. Such instruments are often in default or have other marked shorcomings.

C. The lowest class of bonds, the prospects of attaining any real investment standing are poor.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.



P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

                Thomson Bankwatch, Inc.

A. Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

                      IBCA Limited

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.










Part C            OTHER INFORMATION


Item 23.       Exhibits

The  following  exhibits are  incorporated  herein by reference, are not required to be filed or are
filed herewith (as indicated):

                           (a)(1)   Articles  of  Incorporation,
                                    dated   February  23,  1989,
                                    filed   as   Exhibit   1  to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (a)(2)   Articles    of    Amendment,
                                    dated  July 1,  1991,  filed
                                    as    Exhibit     1(a)    to
                                    Post-Effective     Amendment
                                    No.   4   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (a)(3)   Articles    of    Amendment,
                                    dated July 26,  1991,  filed
                                    as    Exhibit     1(a)    to
                                    Post-Effective     Amendment
                                    No.   5   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (a)(4)   Articles      Supplementary,
                                    dated   February  16,  1993,
                                    filed  as  Exhibit  1(c)  to
                                    Post-Effective     Amendment
                                    No.   10   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (a)(5)   Articles    of    Amendment,
                                    dated   August   17,   1995,
                                    filed  as  Exhibit  1(d)  to
                                    Post-Effective     Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (a)(6)   Articles    of    Amendment,
                                    dated   December  11,  1996,
                                    filed  as  Exhibit  1(e)  to
                                    Post-Effective     Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (a)(7)   Articles    of    Amendment,
                                    dated  July 8, 1998 filed as
                                    Exhibit        (1f)       to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.
 .
                           (a)(8)   Articles    of    Amendment,
                                    dated   December  10,  1998,
                                    filed as  Exhibit  (a)(8) to
                                    Post-Effective     Amendment
                                    No.   24   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (b)(1)   By-laws,  filed as Exhibit 2
                                    to              Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (b)(2)   Amended  By-laws,  filed  as
                                    Exhibit 2 to  Post-Effective
                                    Amendment     No.    2    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (b)(3)   Amendment to By-laws,  filed
                                    as    Exhibit     2(a)    to
                                    Post-Effective     Amendment
                                    No.   5   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (c)      Not Applicable.


                           (d)(1)   Management         Agreement
                                    between the  Registrant  and
                                    Fischer   Francis   Trees  &
                                    Watts,  Inc., dated November
                                    30,  1989,  filed as Exhibit
                                    5      to      Pre-Effective
                                    Amendment     No.    3    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (d)(2)   Amendment   to    Management
                                    Agreement     between    the
                                    Registrant    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,  dated  September  25,
                                    1990,  filed as Exhibit 5 to
                                    Post-Effective     Amendment
                                    No.   2   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(3)   Amended     and     Restated
                                    Management         Agreement
                                    between the  Registrant  and
                                    Fischer   Francis   Trees  &
                                    Watts,  Inc.,  dated  August
                                    31,  1991,  filed as Exhibit
                                    5     to      Post-Effective
                                    Amendment     No.    5    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (d)(4)   Sub-Advisory       Agreement
                                    between    Fischer   Francis
                                    Trees  &  Watts,   Inc.  and
                                    Fischer  Francis  Trees  and
                                    Watts,   dated   August  31,
                                    1991,  filed as Exhibit 5(a)
                                    to Post-Effective  Amendment
                                    No.   5   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(5)   Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Stable   Return   Portfolio)
                                    and Fischer  Francis Trees &
                                    Watts,  Inc., dated February
                                    18,  1993,  filed as Exhibit
                                    5(d)    to    Post-Effective
                                    Amendment    No.    10    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (d)(6)   Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    U.S.   Treasury   Portfolio)
                                    and Fischer  Francis Trees &
                                    Watts,  Inc., dated February
                                    18,  1993,  filed as Exhibit
                                    5(e)    to    Post-Effective
                                    Amendment    No.    10    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (d)(7)   Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Broad  Market  Fixed  Income
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,   dated  February  18,
                                    1993,  filed as Exhibit 5(g)
                                    to Post-Effective  Amendment
                                    No.   10   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(8)   Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    International  Fixed  Income
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,   dated  February  18,
                                    1993 filed,  as Exhibit 5(i)
                                    to Post-Effective  Amendment
                                    No.   10   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(9)   Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    International          Fixed
                                    Income-Hedged     Portfolio)
                                    and Fischer  Francis Trees &
                                    Watts,  Inc., dated February
                                    18,  1993,  filed as Exhibit
                                    5(j)    to    Post-Effective
                                    Amendment    No.    10    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (d)(10)  Sub-Advisory  Agreement (for
                                    the   International    Fixed
                                    Income  Portfolio)   between
                                    Fischer   Francis   Trees  &
                                    Watts,   Inc.   and  Fischer
                                    Francis   Trees   &   Watts,
                                    dated   February  18,  1993,
                                    filed  as  Exhibit  5(l)  to
                                    Post-Effective     Amendment
                                    No.   10   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(11)  Sub-Advisory  Agreement (for
                                    the   International    Fixed
                                    Income-Hedged     Portfolio)
                                    between    Fischer   Francis
                                    Trees  &  Watts,   Inc.  and
                                    Fischer   Francis   Trees  &
                                    Watts,  dated  February  18,
                                    1993,  filed as Exhibit 5(m)
                                    to Post-Effective  Amendment
                                    No.   10   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(12)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Mortgage     Total    Return
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,   dated   January   2,
                                    1996,  filed as Exhibit 5(n)
                                    to Post-Effective  Amendment
                                    No.   19   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(13)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Emerging Markets  Portfolio)
                                    and Fischer  Francis Trees &
                                    Watts,  Inc.,  dated October
                                    30,  1996,  filed as Exhibit
                                    5(o)    to    Post-Effective
                                    Amendment    No.    20    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (d)(14)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Inflation-Indexed
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,   dated   October  30,
                                    1996,  filed as Exhibit 5(p)
                                    to Post-Effective  Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(15)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Inflation-Indexed     Hedged
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,   dated   October  30,
                                    1996,  filed as Exhibit 5(q)
                                    to Post-Effective  Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(16)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Money Market  Portfolio) and
                                    Fischer   Francis   Trees  &
                                    Watts,  Inc.,  dated October
                                    30,  1996,  filed as Exhibit
                                    5(r)    to    Post-Effective
                                    Amendment    No.    20    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (d)(17)  Sub-Advisory  Agreement (for
                                    the     Emerging     Markets
                                    Portfolio)  between  Fischer
                                    Francis Trees & Watts,  Inc.
                                    and Fischer  Francis Trees &
                                    Watts,   dated  October  30,
                                    1996,  filed as Exhibit 5(s)
                                    to Post-Effective  Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(18)  Sub-Advisory  Agreement (for
                                    the        Inflation-Indexed
                                    Portfolio)  between  Fischer
                                    Francis Trees & Watts,  Inc.
                                    and Fischer  Francis Trees &
                                    Watts,   dated  October  30,
                                    1996,  filed as Exhibit 5(t)
                                    to Post-Effective  Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(19)  Sub-Advisory  Agreement (for
                                    the                Inflation
                                    Indexed-Hedged    Portfolio)
                                    between    Fischer   Francis
                                    Trees  &  Watts,   Inc.  and
                                    Fischer   Francis   Trees  &
                                    Watts,   dated  October  30,
                                    1996,  filed as Exhibit 5(u)
                                    to Post-Effective  Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(20)  Amendment   to    Management
                                    Agreement   (for  the  Broad
                                    Market  Portfolio)   between
                                    the  Registrant  and Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,   dated   October  30,
                                    1996,  filed as Exhibit 5(v)
                                    to Post-Effective  Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(21)  Amendment   to    Management
                                    Agreement   (for   the  U.S.
                                    Treasury  Portfolio) between
                                    the  Registrant  and Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,   dated   October  30,
                                    1996,  filed as Exhibit 5(w)
                                    to Post-Effective  Amendment
                                    No.   20   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(22)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Global       High      Yield
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,  dated  July 7,  1998,
                                    filed  as  Exhibit  5aa)  to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(23)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    International      Corporate
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,  dated  July 7,  1998,
                                    filed  as  Exhibit  5bb)  to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(24)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    International  Opportunities
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,  dated  July 7,  1998,
                                    filed  as  Exhibit  5cc)  to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(25)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Global   Tactical   Exposure
                                    Portfolio)    and    Fischer
                                    Francis   Trees   &   Watts,
                                    Inc.,  dated  July 7,  1998,
                                    filed  as  Exhibit  5dd)  to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(26)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    U.S.  Corporate   Portfolio)
                                    and Fischer  Francis Trees &
                                    Watts,  Inc.,  dated July 7,
                                    1998,  filed as Exhibit 5ee)
                                    to Post-Effective  Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(27)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Equity Alpha  Portfolio) and
                                    Fischer   Francis   Trees  &
                                    Watts,  Inc.,  dated July 7,
                                    1998,  filed as Exhibit 5ff)
                                    to Post-Effective  Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(28)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    High  Yield  Portfolio)  and
                                    Fischer   Francis   Trees  &
                                    Watts,  Inc.,  dated July 7,
                                    1998,  filed as Exhibit 5gg)
                                    to Post-Effective  Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(29)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Asset-Backed  Portfolio) and
                                    Fischer   Francis   Trees  &
                                    Watts,  Inc.,  dated July 7,
                                    1998,  filed as Exhibit 5hh)
                                    to Post-Effective  Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(30)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Limited Duration  Portfolio)
                                    and Fischer  Francis Trees &
                                    Watts,  Inc.,  dated July 7,
                                    1998,  filed as Exhibit 5ii)
                                    to Post-Effective  Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(31)  Advisory  Agreement  between
                                    the   Registrant   (for  the
                                    Mortgage  LIBOR   Portfolio)
                                    and Fischer  Francis Trees &
                                    Watts,  Inc.,  dated July 7,
                                    1998,  filed as Exhibit 5jj)
                                    to Post-Effective  Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(32)  Sub-Advisory  Agreement (for
                                    the   Global    High   Yield
                                    Portfolio)  between  Fischer
                                    Francis Trees & Watts,  Inc.
                                    and Fischer  Francis Trees &
                                    Watts,  dated  July 7, 1998,
                                    filed  as  Exhibit  5kk)  to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(33)  Sub-Advisory  Agreement (for
                                    the International  Corporate
                                    Portfolio)  between  Fischer
                                    Francis Trees & Watts,  Inc.
                                    and Fischer  Francis Trees &
                                    Watts,  dated  July 7, 1998,
                                    filed  as  Exhibit  5ll)  to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(34)  Sub-Advisory  Agreement (for
                                    the            International
                                    Opportunities     Portfolio)
                                    between    Fischer   Francis
                                    Trees  &  Watts,   Inc.  and
                                    Fischer   Francis   Trees  &
                                    Watts,  dated  July 7, 1998,
                                    filed  as  Exhibit  5mm)  to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (d)(35)  Sub-Advisory  Agreement (for
                                    the     Global      Tactical
                                    Exposure  Portfolio) between
                                    Fischer   Francis   Trees  &
                                    Watts,   Inc.   and  Fischer
                                    Francis   Trees   &   Watts,
                                    dated  July 7,  1998,  filed
                                    as    Exhibit     5nn)    to
                                    Post-Effective     Amendment
                                    No.   23   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (e)(1)   Distribution       Agreement
                                    between the  Registrant  and
                                    AMT Capital Services,  Inc.,
                                    dated  September  21,  1992,
                                    filed   as   Exhibit   6  to
                                    Post-Effective     Amendment
                                    No.   8   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (e)(2)   Distribution       Agreement
                                    between the  Registrant  and
                                    AMT Capital Services,  Inc.,
                                    dated   February   1,   1995
                                    filed  as   Exhibit   6a  to
                                    Post-Effective     Amendment
                                    No.   16   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.
                           (e)(3)   Distribution       Agreement
                                    between the  Registrant  and
                                    AMT   Capital    Securities,
                                    L.L.C.,  dated May 29, 1998,
                                    filed as  Exhibit  (e)(3) to
                                    Post-Effective     Amendment
                                    No.   24   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (f)      Not Applicable.

                           (g)(1)   Custodian  Agreement between
                                    Registrant  and State Street
                                    Bank & Trust Company,  dated
                                    November 21, 1989,  filed as
                                    Exhibit  8 to  Pre-Effective
                                    Amendment     No.    1    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (g)(2)   Custodian  Agreement between
                                    Registrant  and State Street
                                    Bank & Trust Company,  dated
                                    October 22,  1991,  filed as
                                    Exhibit 8 to  Post-Effective
                                    Amendment     No.    5    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (g)(3)   Custodian  Agreement between
                                    Registrant   and   Investors
                                    Bank & Trust Company,  dated
                                    January 10,  1994,  filed as
                                    Exhibit        8(d)       to
                                    Post-Effective     Amendment
                                    No.   13   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (g)(4)   Amendment   Agreement  dated
                                    May   29,    1998   to   the
                                    Custodian  Agreement between
                                    Registrant   and   Investors
                                    Bank & Trust Company,  dated
                                    January   10,   1994,    and
                                    Transfer  Agency and Service
                                    Agreement            between
                                    Registrant   and   Investors
                                    Bank & Trust Company,  dated
                                    November 27, 1992,  filed as
                                    Exhibit       (g)(4)      to
                                    Post-Effective     Amendment
                                    No.   24   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (h)(1)   Transfer  Agency and Service
                                    Agreement            between
                                    Registrant  and State Street
                                    Bank & Trust Company,  dated
                                    October 22,  1991,  filed as
                                    Exhibit        8(a)       to
                                    Post-Effective     Amendment
                                    No.   5   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (h)(2)   Transfer  Agency and Service
                                    Agreement            between
                                    Registrant   and   Investors
                                    Bank & Trust Company,  dated
                                    November 27, 1992,  filed as
                                    Exhibit        8(c)       to
                                    Post-Effective     Amendment
                                    No.   9   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (h)(3)   Administration     Agreement
                                    between the  Registrant  and
                                    AMT Capital Services,  Inc.,
                                    dated  September  21,  1992,
                                    filed   as   Exhibit   9  to
                                    Post-Effective     Amendment
                                    No.   8   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (h)(4)   Sales      Incentive     Fee
                                    Agreement   between  Fischer
                                    Francis Trees & Watts,  Inc.
                                    and  AMT  Capital  Services,
                                    Inc.,  dated  September  21,
                                    1992,  filed as Exhibit 9(a)
                                    to Post-Effective  Amendment
                                    No.   8   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (h)(5)   Administration     Agreement
                                    between the  Registrant  and
                                    AMT Capital Services,  Inc.,
                                    dated   February   1,  1995,
                                    filed  as   Exhibit   9b  to
                                    Post-Effective     Amendment
                                    No.   16   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (h)(6)   Amendment   Agreement  dated
                                    May     29,      1998     to
                                    Administration
                                    Agreement            between
                                    the   Registrant   and   AMT
                                    Capital   Services,    Inc.,
                                    dated   February   1,  1995,
                                    filed as  Exhibit  (h)(6) to
                                    Post-Effective     Amendment
                                    No.   24   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

 .                          (i)(1)   Opinion   and   Consent   of
                                    Counsel,   dated   June  28,
                                    1989,  filed as  Exhibit  10
                                    to  Pre-Effective  Amendment
                                    No.   1   to    Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (i)(2)   Opinion   and   Consent   of
                                    Counsel,  dated December 28,
                                    1995,  filed as Exhibit  10a
                                    to Post-Effective  Amendment
                                    No.   17   to   Registrant's
                                    Registration   Statement  on
                                    Form N-1A.

                           (j) Consent of Ernst & Young LLP dated April 30, 1999 (filed herewith)

                           (k)      Not Applicable.

                           (l)      Purchase  Agreement for Initial
                                    Capital between  Registrant and
                                    Fischer Francis Trees & Watts,
                                    Inc., dated
                                    November 17, 1989,  filed as
                                    Exhibit 13 to  Pre-Effective
                                    Amendment     No.    3    to
                                    Registrant's    Registration
                                    Statement on Form N-1A.

                           (l)(1)   Purchase    Agreement    for
                                    Initial    Capital   between
                                    Registrant  and  William  E.
                                    Vastardis,   dated  July  8,
                                    1998, filed herewith.

                           (m)      Not Applicable.

                           (n)      Not Applicable.

                           (o)      Not applicable.


Item 24
Persons Controlled by or under Common Control with the Registrant

As of March 31, 1999, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Registrant, representing 78.4% of the Registrant's total net assets and therefore may be deemed to be a "control person" of the Registrant as such term is defined in the 1940 Act.




Item 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.

         Fischer Francis Trees & Watts, Inc. (the "Investment
Adviser") is a company organized under the laws of New York
State and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-10577).

Item 27
Principal Underwriters.

(a) In addition to the Registrant, AMT Capital Securities, L.L.C. currently acts as distributor to Harding Loevner Funds, Inc., Holland Series Fund, Inc., SAMCO Fund, Inc., and TIFF Investment Program, Inc. AMT Capital Securities, L.L.C. is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.


(b)      For each Director or officer of AMT Capital Securities, L.L.C.

Name and Principal
Business Address           Positions & Offices              Positions & Offices
with Underwriter           with Distributor                 with Registrant

Alan M. Trager             Director, Chairman and           None
600 Fifth Avenue           Treasurer
26th Floor
New York, NY  10020

Arthur Goetchius           President
600 Fifth Avenue
26th Floor
New York, NY  10020

Carla E. Dearing           Vice President                   Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020

 (c)     Not applicable.


Item 28
Location of Accounts and Records.

                  All accounts, books and other documents
required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  FFTW Funds, Inc.
                  200 Park Avenue
                  New York, NY 10166

                  Investors Capital Services, Inc.
                  600 Fifth Avenue, 26th Floor
                  New York, New York 10020

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.





                                                        SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on the 30th day of April, 1999.

                                                FFTW FUNDS, INC.


                                                By   \s\ Onder John Olcay
                                                 Onder John Olcay
                                                 President

Pursuant  to the  requirements  of the  Securities  Act of 1933, this  Post-Effective  Amendment  to the  Registration  Statement
has  been  signed  below  by  the   following   persons  in  the
capacities and on the dates indicated.


Signature                                       Title                                                Date

/s/ Stephen P. Casper                            Director                                       April 30,
1999
Stephen P. Casper

/s/ Onder John Olcay                            Chairman of the Board,                          April 30, 1999
Onder John Olcay                                President

/s/ John C Head III                             Director                                        April 30, 1999
John C Head III

/s/ Lawrence B. Krause                          Director                                        April 30, 1999
Lawrence B. Krause

/s/ William E. Vastardis                        Treasurer                                       April 30, 1999
William E. Vastardis







                                                           EXHIBIT INDEX


Exhibit No.

(j) Consent of Ernst & Young LLP
(l)(1)                              Purchase    Agreement    for
                                    Initial    Capital   between
                                    Registrant  and  William  E.
                                    Vastardis,   dated  July  8,
                                    1998.